Fidelity®

Balanced

Fund

Semiannual Report

January 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Hoping to ward off the possible start of a recession, the Federal Reserve Board implemented two 0.50% interest rate reductions in January 2001. These actions boosted stocks - at least for the first month of the year - as most bellwether U.S. equity indexes posted gains. The rate cuts also reinvigorated high-yield bonds, an asset class that struggled in 2000, but which was one of the strongest performers in early 2001.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Balanced	7.22%	11.26%	90.23%	227.29%
Fidelity Balanced Income Composite	9.97%	13.21%	79.76%	251.73%
LB Aggregate Bond	8.12%	13.82%	38.05%	115.89%
S&P 500 ®	-3.98%	-0.90%	132.30%	396.06%
Balanced Funds Average	2.48%	6.64%	73.13%	214.68%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months,one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Income Composite Index - a hypothetical combination of unmanaged indices combining the total returns of the Russell 3000® Value Index and the Lehman Brothers Aggregate Bond Index using a weighting of 60% and 40%, respectively. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 490 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Balanced	11.26%	13.72%	12.59%
Fidelity Balanced Income Composite	13.21%	12.44%	13.40%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Balanced Fund on January 31, 1991. As the chart shows, by January 31, 2001, the value of the investment would have grown to $32,729 - a 227.29% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 SM  Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $49,606 - a 396.06% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,589 - a 115.89% increase. You can also look at how the Fidelity Balanced Income Composite Index did over the same period. The composite index combines the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $35,173 - a 251.73% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

After a promising late-summer rally, U.S. equity markets were upended in the fall by several economic reports that suggested the economy could be on the fast track to a severe economic slowdown. Rising energy costs and the effects of higher interest rates weighed heavily on consumer and business confidence, causing a sharp downturn in retail and capital spending during much of the six-month period that ended January 31, 2001. This move unleashed a barrage of pre-announced earnings disappointments, particularly from the technology sector. Political uncertainty stemming from an unresolved presidential election further intensified the pessimism that plagued the markets during the fall. Given this slowing growth environment, investors elected to dump tech stocks in pursuit of safety elsewhere in the market. In January, the Federal Reserve Board delivered a strong positive signal of support for the economy in the form of two half-point interest-rate cuts - its most aggressive action in 16 months - which sparked a broad market recovery to kick off 2001. For the six-month period, the NASDAQ gave up 26.32%, the Standard & Poor's 500SM Index dropped 3.98%, and the Dow Jones Industrial Average rose 4.29%. By contrast, bonds did quite well, as reflected by the Lehman Brothers Aggregate Bond Index, which returned 8.12%. Corporates, which languished throughout 2000, waged a tremendous recovery in response to January's rate cuts. Treasuries benefited from equity market volatility and the U.S. government's debt buyback campaign. Discount mortgages and agencies also posted solid six-month returns.

(Portfolio Manager photograph)
An interview with Robert Ewing (right), Lead Portfolio Manager of Fidelity Balanced Fund, and Kevin Grant (left), manager for fixed-income investments

Q. How did the fund perform, Bob?

R.E. For the six months that ended January 31, 2001, the fund returned 7.22%, outpacing the balanced funds average tracked by Lipper Inc., which returned 2.48%. During the same period, the Fidelity Balanced Income Composite Index returned 9.97%. For the 12 months that ended January 31, 2001, the fund returned 11.26%, while the Lipper average and composite index returned 6.64% and 13.21%, respectively.

Q. Why did the fund outperform its peers, yet trail its index during the six-month period?

R.E. Value styles were favored over growth during the period, after an abrupt deceleration in the economy sent investors fleeing the technology sector for safety in the broader market. Major indexes clearly revealed this style rotation: The Russell 3000 Value Index posted double-digit gains, while the tech-heavy NASDAQ Composite Index produced double-digit losses during the period. Given the fund's emphasis on value, we were well-positioned to outperform our Lipper peers, which had a higher exposure to the growth segment of the market than we did, on average. We gained another advantage from security selection in finance and a healthy underweighting in technology relative to our average competitor. In terms of performance versus the fund's benchmark, the story was a bit different. Having more tech exposure than the Fidelity composite index during the past six months dragged on relative returns.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. What factors allowed the fund to post positive absolute returns given a generally negative tone in the marketplace?

R.E. It was a challenging environment in the sense that there was clear fundamental erosion in several sectors of the market, which came with painful consequences for those investing there. There was asymmetry that we don't usually see in the market, meaning that the payoff for being right was more than offset by the losses incurred by being wrong. These conditions stressed the importance of diversification, which I responded to by spreading out the fund's sector exposure and adding more smaller positions to reduce the portfolio's risk. From a valuation perspective, we reached a point during the period, particularly within value industries, where stock prices stopped going down even amid eroding fundamentals. It was at this point investors began to believe that rescue was imminent, and the stocks started to recover. So, despite a down period overall for most U.S. equity markets, there were positive returns in quite a few sectors, such as energy and basic industries. The fund's ample exposure to these areas, coupled with a strong bond subportfolio, allowed for a pretty reasonable period overall considering the backdrop.

Q. How did you position the fund in response to the threat of a severe economic downturn?

R.E. Although it wasn't entirely obvious to me at the beginning of the period that the economy was decelerating, I positioned the fund conservatively, as I felt there was at least a reasonable risk of a meaningful slowdown. Early on, I emphasized groups that tend to outperform in a decelerating environment, such as health care stocks and consumer nondurables. Then, about halfway through the period when it became real clear that the economy was waning, I began to tilt the fund toward groups that would benefit from a more accommodative Federal Reserve Board. That meant increasing the fund's exposure to economically sensitive industrial and consumer cyclicals, and even technology companies that had cyclical elements to them. These moves worked out nicely for the fund.

Q. What can you tell us about your asset allocation strategy during the period?

R.E. To me, asset allocation is a secondary consideration to security selection. In general, I try not to make any huge calls outside of the fund's neutral asset mix of 60% stocks and 40% bonds. Not surprisingly, given my defensive posture, I was slightly underweighted in equities overall, averaging around 56% during the period. I also was a little light on bonds - just over 37% on average - given my concerns about the effects of a slowing economy on corporate yield spreads. Instead, I chose to emphasize cash, which I viewed as an unusually attractive fixed-income asset class with yields around 6%. In September, the fund's trustees approved allowing the fund to invest in high-yield securities. I added a small slice of high-yield debt to the portfolio - only about 1% of fund assets - in response to their compelling yield levels.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. Which stocks helped the most? Which hurt?

R.E. Safe financial stocks were a good place to be invested in for most of the period. Freddie Mac, Associates First Capital and MetLife were some of our top relative contributors. Associates First Capital was acquired by Citigroup during the period. Also, some of our cyclical and value tech names, such as Computer Associates, BMC Software and Unisys, came back nicely during the period. Underweighting traditional telephone utilities, including AT&T and WorldCom, gave us a boost, as did holding selected nondurables, such as Philip Morris and Quaker Oats. On the down side, seven out of our top 10 detractors were tech stocks. PC makers, such as Apple, Dell and Gateway, and semiconductor manufacturers, including Intel and Micron, hurt us the most. Cisco was another notable laggard from this space. Some poor picks in the health sector, namely Eli Lilly, also dragged on returns. I sold both Intel and Micron prior to the close of the period.

Q. Turning to you, Kevin, how did the fund's bond subportfolio fare?

K.G. The fund's investment-grade holdings had a particularly strong period. Favorable security selection helped drive performance and ensure the success of the fund's bond subportfolio relative to the Lehman Brothers Aggregate Bond Index. Of particular note was the subportfolio's positioning in the spread sectors - corporate, mortgage and agency securities - which outperformed Treasuries during the period. My emphasis on discount mortgage bonds was a big plus for the fund, thanks to higher-than-normal prepayment activity related to a booming housing market. Owning the right agencies also helped, as these government issuers rebounded from their lows earlier in the period. The fund further benefited from a tremendous rally in its corporate holdings late in the period, spawned by aggressive Fed easing in January. Despite the strong showing in the spread sectors, Treasuries still performed quite well. Even though we were underweighted relative to the Lehman Brothers index, we gained ground by way of good security selection and some fairly successful trading strategies that capitalized on dramatic changes in the shape of the Treasury yield curve.

Q. Bob, what's your outlook?

R.E. I'm generally positive overall. I think the market is going to be fairly firm from here, although my guess is that we're more apt to see a rally in the Dow and, to some extent, the S&P 500 than we are in the NASDAQ. It just seems to me that three to four years of excess don't get resolved in three to four months of contraction. Fed policy last year was extremely effective in dampening industrial activity, and I think there's a decent chance it will succeed in having the opposite effect this year. It might very well be a revenge of the "old economy," where industrials and related industries come back while the tech sector works through its supply/demand problems. Equities in general tend to perform quite well when the Fed is easing interest rates, so I've taken a more aggressive stance. Specifically, I've begun to scale back on the fund's cash position, while raising its stake in equities toward more of a neutral weighting and, at the same time, adding some high-yield exposure.

Semiannual Report

Fund Talk: The Managers' Overview - continued

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: income and capital growth consistent with reasonable risk

Fund number: 304

Trading symbol: FBALX

Start date: November 6, 1986

Size: as of January 31, 2001, more than $6.5 billion

Manager: Robert Ewing, since 2000; manager, Fidelity Advisor Financial Services Fund, 1998-2000; several Fidelity Select Portfolios, 1996-2000; joined Fidelity in 1990; Kevin Grant, since 1997; manager, several Fidelity investment-grade taxable bond funds; joined Fidelity in 1993

3

Bob Ewing on emerging value opportunities in the technology sector:

"There are some compelling values in the tech sector today. In most cases, it looks like the least expensive tech stocks have an unusually heavy cyclical influence to them. Typically, these are companies responsible for more mature technologies that are later in their growth life cycles, such as the PC makers and mainframe software providers. I think we'll look back at these companies and realize that they weren't necessarily dead even though that was the general consensus. They were just simply mature and the cyclical influences were probably deeper than we appreciated at the time.

"Generally, value tech is a losing strategy, as these stocks tend to be the laggards over time. That's because technology is an industry where the leaders tend to get stronger as time goes on. However, given that many of these value tech stocks are beginning to show signs of hitting rock bottom, it's important for us to recognize that this might be a unique situation where this group offers a pretty compelling opportunity as the economy grows. I don't think we're alone in this view, as several of these stocks have begun to receive some decent support in the market of late."

Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Bristol-Myers Squibb Co.	1.7	1.1
Exxon Mobil Corp.	1.6	2.3
Citigroup, Inc.	1.4	2.5
Freddie Mac	1.3	1.0
Bank of America Corp.	0.9	0.5
	6.9
Top Five Bond Issuers as of January 31, 2001
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.4	14.3
U.S. Treasury Obligations	5.8	8.3
Government National Mortgage Association	2.5	2.8
Freddie Mac	1.8	0.9
EOP Operating LP	0.5	0.3
	22.0
Top Five Market Sectors as of January 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Finance	17.2	16.0
Technology	9.7	9.8
Utilities	8.0	9.2
Media & Leisure	5.5	5.0
Health	5.2	5.7
Asset Allocation (% of fund's net assets)
As of January 31, 2001 *		As of July 31, 2000 **
	Stocks 57.4%		Stocks 56.0%
	Bonds 37.5%		Bonds 39.6%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	3.6%	** Foreign investments	3.9%

Semiannual Report

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.4%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 0.6%
Boeing Co.	293,200	$ 17,152
Honeywell International, Inc.	100,000	4,725
Northrop Grumman Corp.	22,800	1,976
Textron, Inc.	300,000	15,300
TOTAL AEROSPACE & DEFENSE		39,153
BASIC INDUSTRIES - 3.7%
Chemicals & Plastics - 1.7%
E.I. du Pont de Nemours and Co.	755,703	33,032
Georgia Gulf Corp.	114,900	1,952
PolyOne Corp.	700,000	5,740
Praxair, Inc.	800,000	35,464
Solutia, Inc.	300,000	3,768
Union Carbide Corp.	525,000	27,274
		107,230
Iron & Steel - 0.0%
Allegheny Technologies, Inc.	90,410	1,523
Metals & Mining - 0.8%
Alcoa, Inc.	956,600	35,145
Phelps Dodge Corp.	407,400	18,903
		54,048
Paper & Forest Products - 1.2%
Georgia-Pacific Group	425,000	13,137
International Paper Co.	260,000	10,049
Kimberly-Clark Corp.	650,000	42,088
Temple-Inland, Inc.	220,000	11,218
		76,492
TOTAL BASIC INDUSTRIES		239,293
CONSTRUCTION & REAL ESTATE - 0.7%
Building Materials - 0.2%
Masco Corp.	125,000	3,000
Sherwin-Williams Co.	325,000	8,726
		11,726
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSTRUCTION & REAL ESTATE - continued
Real Estate Investment Trusts - 0.5%
Equity Office Properties Trust	922,400	$ 28,133
ProLogis Trust	300,000	6,705
		34,838
TOTAL CONSTRUCTION & REAL ESTATE		46,564
DURABLES - 2.5%
Autos, Tires, & Accessories - 1.1%
AutoNation, Inc.	2,881,800	21,614
Ford Motor Co.	275,000	7,752
Navistar International Corp. (a)	1,478,200	41,050
Visteon Corp.	250,000	3,538
		73,954
Consumer Durables - 0.4%
Minnesota Mining & Manufacturing Co.	242,300	26,810
Consumer Electronics - 0.7%
Black & Decker Corp.	406,000	18,169
General Motors Corp. Class H	429,403	12,015
Maytag Corp.	467,440	16,360
		46,544
Textiles & Apparel - 0.3%
NIKE, Inc. Class B	325,000	17,882
TOTAL DURABLES		165,190
ENERGY - 3.6%
Energy Services - 1.0%
Diamond Offshore Drilling, Inc.	355,000	14,374
Global Industries Ltd. (a)	46,400	606
Varco International, Inc. (a)	555,850	11,567
Weatherford International, Inc.	763,400	37,315
		63,862
Oil & Gas - 2.6%
Chevron Corp.	160,400	13,358
Conoco, Inc. Class B	999,000	28,172
Exxon Mobil Corp.	1,232,200	103,690
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Grant Prideco, Inc. (a)	1,073,400	$ 22,681
National-Oilwell, Inc. (a)	100,000	3,649
		171,550
TOTAL ENERGY		235,412
FINANCE - 12.3%
Banks - 4.5%
Bank of America Corp.	1,092,300	58,788
Bank of New York Co., Inc.	140,000	7,662
Bank One Corp.	275,000	10,780
First Union Corp.	684,736	23,233
FleetBoston Financial Corp.	750,000	32,505
J.P. Morgan Chase & Co.	915,750	50,357
Mellon Financial Corp.	1,039,000	48,417
PNC Financial Services Group, Inc.	522,500	38,675
U.S. Bancorp	847,000	25,029
		295,446
Credit & Other Finance - 1.9%
American Express Co.	600,000	28,260
Citigroup, Inc.	1,664,704	93,173
		121,433
Federal Sponsored Credit - 2.0%
Fannie Mae	418,000	31,007
Freddie Mac	1,427,500	87,078
USA Education, Inc.	151,500	9,519
		127,604
Insurance - 2.7%
AFLAC, Inc.	310,000	18,284
AMBAC Financial Group, Inc.	127,900	7,125
American International Group, Inc.	611,531	51,992
CIGNA Corp.	99,800	11,093
Marsh & McLennan Companies, Inc.	42,400	4,586
MBIA, Inc.	200,000	14,336
MetLife, Inc.	1,450,000	47,589
The Chubb Corp.	133,300	9,598
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Insurance - continued
UnumProvident Corp.	250,000	$ 7,305
XL Capital Ltd. Class A	85,000	6,305
		178,213
Securities Industry - 1.2%
Charles Schwab Corp.	408,850	10,798
Lehman Brothers Holdings, Inc.	47,600	3,917
Merrill Lynch & Co., Inc.	240,000	17,400
Morgan Stanley Dean Witter & Co.	512,600	43,443
		75,558
TOTAL FINANCE		798,254
HEALTH - 5.2%
Drugs & Pharmaceuticals - 3.8%
American Home Products Corp.	143,500	8,481
Bristol-Myers Squibb Co.	1,749,700	108,289
Elan Corp. PLC sponsored ADR (a)	415,000	20,833
Eli Lilly & Co.	567,300	44,703
Exelixis, Inc.	165,500	2,565
Pfizer, Inc.	473,700	21,388
Schering-Plough Corp.	801,000	40,370
		246,629
Medical Equipment & Supplies - 1.1%
Abbott Laboratories	480,700	21,564
Baxter International, Inc.	17,900	1,573
Cardinal Health, Inc.	100,000	9,530
Guidant Corp. (a)	450,000	22,275
McKesson HBOC, Inc.	473,800	15,479
		70,421
Medical Facilities Management - 0.3%
HCA - The Healthcare Co.	325,000	12,158
Tenet Healthcare Corp.	250,000	10,905
		23,063
TOTAL HEALTH		340,113
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
Electrical Equipment - 1.4%
Emerson Electric Co.	467,400	35,522
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Electrical Equipment - continued
General Electric Co.	1,003,200	$ 46,147
Scientific-Atlanta, Inc.	210,000	12,600
		94,269
Industrial Machinery & Equipment - 1.2%
Caterpillar, Inc.	757,700	33,505
Ingersoll-Rand Co.	660,000	29,245
Pentair, Inc.	497,800	13,809
		76,559
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		170,828
MEDIA & LEISURE - 3.8%
Broadcasting - 0.9%
AT&T Corp. - Liberty Media Group Class A	1,713,600	28,960
Clear Channel Communications, Inc. (a)	287,000	18,715
Infinity Broadcasting Corp. Class A (a)	250,000	8,188
		55,863
Entertainment - 1.6%
Fox Entertainment Group, Inc. Class A (a)	865,100	19,465
MGM Mirage, Inc.	425,000	12,389
News Corp. Ltd. sponsored ADR	448,200	17,475
Viacom, Inc. Class B (non-vtg.) (a)	600,000	33,120
Walt Disney Co.	781,400	23,794
		106,243
Lodging & Gaming - 0.6%
Harrah's Entertainment, Inc. (a)	1,000,000	29,380
Starwood Hotels & Resorts Worldwide, Inc. unit	200,000	7,700
		37,080
Publishing - 0.5%
McGraw-Hill Companies, Inc.	323,300	20,643
The New York Times Co. Class A	239,500	10,440
		31,083
Restaurants - 0.2%
McDonald's Corp.	535,200	15,708
TOTAL MEDIA & LEISURE		245,977
Common Stocks - continued
	Shares	Value (Note 1) (000s)
NONDURABLES - 4.1%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	635,800	$ 27,568
The Coca-Cola Co.	141,500	8,207
		35,775
Foods - 1.5%
Flowers Industries, Inc.	1,100,000	18,315
Keebler Foods Co.	475,000	19,869
PepsiCo, Inc.	500,000	22,035
Quaker Oats Co.	381,900	36,281
		96,500
Household Products - 1.2%
Avon Products, Inc.	314,100	13,286
Gillette Co.	600,000	18,972
Procter & Gamble Co.	645,000	46,337
		78,595
Tobacco - 0.9%
Philip Morris Companies, Inc.	1,275,000	56,100
TOTAL NONDURABLES		266,970
PRECIOUS METALS - 0.1%
Newmont Mining Corp.	450,300	6,957
RETAIL & WHOLESALE - 2.5%
Apparel Stores - 1.1%
AnnTaylor Stores Corp. (a)	766,600	22,500
Gap, Inc.	300,000	9,780
The Limited, Inc.	1,120,000	23,139
Venator Group, Inc. (a)	1,004,800	13,012
		68,431
General Merchandise Stores - 1.0%
BJ's Wholesale Club, Inc. (a)	575,000	24,581
Costco Wholesale Corp. (a)	150,000	6,938
Dillards, Inc. Class A	525,000	8,001
Dollar Tree Stores, Inc. (a)	106,900	3,254
Target Corp.	460,000	17,471
Wal-Mart Stores, Inc.	120,000	6,816
		67,061
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - continued
Retail & Wholesale, Miscellaneous - 0.4%
Best Buy Co., Inc. (a)	565,000	$ 28,137
TOTAL RETAIL & WHOLESALE		163,629
SERVICES - 0.8%
Printing - 0.1%
Reynolds & Reynolds Co. Class A	350,000	7,385
Services - 0.7%
H&R Block, Inc.	529,500	22,954
Jostens, Inc. warrants 5/1/10 (a)(f)	1,300	26
True North Communications	474,800	19,386
		42,366
TOTAL SERVICES		49,751
TECHNOLOGY - 9.0%
Communications Equipment - 1.1%
American Tower Corp. Class A (a)	200,000	7,240
Cisco Systems, Inc. (a)	1,025,000	38,373
Ditech Communications Corp. (a)	66,998	812
Lucent Technologies, Inc.	600,000	11,160
Nokia AB sponsored ADR	385,000	13,225
		70,810
Computer Services & Software - 3.7%
Adobe Systems, Inc.	25,400	1,110
AOL Time Warner, Inc. (a)	249,242	13,100
BMC Software, Inc. (a)	515,600	14,985
Cadence Design Systems, Inc. (a)	389,300	11,480
Computer Associates International, Inc.	1,226,200	44,155
Computer Sciences Corp. (a)	547,300	35,356
Electronic Data Systems Corp.	500,000	27,825
J.D. Edwards & Co. (a)	700,000	11,988
Microsoft Corp. (a)	900,400	54,981
Oracle Corp. (a)	45,000	1,311
Sabre Holdings Corp. Class A	352,928	15,349
Synopsys, Inc. (a)	105,000	5,460
Unisys Corp. (a)	334,500	5,737
		242,837
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computers & Office Equipment - 2.8%
Apple Computer, Inc. (a)	231,200	$ 5,000
Compaq Computer Corp.	475,000	11,262
Dell Computer Corp. (a)	1,650,100	43,109
EMC Corp.	225,000	17,098
Gateway, Inc. (a)	1,650,000	35,046
International Business Machines Corp.	162,100	18,155
Lexmark International, Inc. Class A (a)	575,000	33,063
Sun Microsystems, Inc. (a)	605,000	18,490
		181,223
Electronic Instruments - 0.4%
Agilent Technologies, Inc. (a)	128,348	7,001
LAM Research Corp. (a)	285,000	7,535
Thermo Electron Corp. (a)	475,000	14,084
		28,620
Electronics - 1.0%
Advanced Micro Devices, Inc. (a)	400,000	9,840
Fairchild Semiconductor International, Inc. Class A (a)	475,000	8,740
Flextronics International Ltd. (a)	200,000	7,625
Intersil Holding Corp. Class A	300,000	8,888
Motorola, Inc.	459,400	10,479
Texas Instruments, Inc.	437,900	19,180
		64,752
TOTAL TECHNOLOGY		588,242
TRANSPORTATION - 1.0%
Air Transportation - 0.2%
Southwest Airlines Co.	426,900	13,375
Railroads - 0.8%
Burlington Northern Santa Fe Corp.	825,000	25,253
Union Pacific Corp.	525,000	27,815
		53,068
TOTAL TRANSPORTATION		66,443
UTILITIES - 4.9%
Cellular - 0.7%
Nextel Communications, Inc. Class A (a)	300,000	10,294
Sprint Corp. - PCS Group Series 1 (a)	615,000	18,758
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Cellular - continued
Vodafone Group PLC sponsored ADR	248,400	$ 8,687
VoiceStream Wireless Corp. (a)	70,000	8,676
		46,415
Electric Utility - 1.0%
AES Corp. (a)	380,000	21,899
IPALCO Enterprises, Inc.	717,100	17,461
Northeast Utilities	200,000	4,516
Southern Co.	650,000	18,967
		62,843
Gas - 0.5%
Dynegy, Inc. Class A	386,234	18,810
Enron Corp.	143,500	11,480
		30,290
Telephone Services - 2.7%
AT&T Corp.	1,587,850	38,093
BellSouth Corp.	1,050,500	44,279
Qwest Communications International, Inc. (a)	474,300	19,978
SBC Communications, Inc.	904,000	43,708
Sprint Corp. - FON Group	485,000	12,028
Time Warner Telecom, Inc. Class A (a)	124,900	9,500
WorldCom, Inc. (a)	451,771	9,741
		177,327
TOTAL UTILITIES		316,875
TOTAL COMMON STOCKS (Cost $3,210,865)		3,739,651
Nonconvertible Preferred Stocks - 0.0%

MEDIA & LEISURE - 0.0%
Broadcasting - 0.0%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind (Cost $650)	6,105	661
Corporate Bonds - 13.1%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.0%
HEALTH - 0.0%
Medical Facilities Management - 0.0%
Total Renal Care Holdings 7% 5/15/09	B3	$ 400	$ 351
MEDIA & LEISURE - 0.0%
Broadcasting - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa2	2,175	2,001
Lodging & Gaming - 0.0%
Hilton Hotels Corp. 5% 5/15/06	Ba2	500	440
TOTAL MEDIA & LEISURE			2,441
TECHNOLOGY - 0.0%
Computer Services & Software - 0.0%
Aether Systems, Inc. 6% 3/22/05	CCC	1,125	736
TOTAL CONVERTIBLE BONDS			3,528
Nonconvertible Bonds - 13.1%
AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.0%
BE Aerospace, Inc. 8% 3/1/08	B2	1,300	1,264
Defense Electronics - 0.2%
Raytheon Co. 7.9% 3/1/03	Baa2	8,780	9,084
Ship Building & Repair - 0.0%
Newport News Shipbuilding, Inc. 8.625% 12/1/06	Ba1	575	597
TOTAL AEROSPACE & DEFENSE			10,945
BASIC INDUSTRIES - 0.2%
Chemicals & Plastics - 0.1%
Avecia Group PLC yankee 11% 7/1/09	B2	30	31
Georgia Gulf Corp. 10.375% 11/1/07	B1	855	864
Hercules, Inc. 11.125% 11/15/07 (f)	Ba2	65	63
Lyondell Chemical Co.:
9.875% 5/1/07	Ba3	2,875	2,933
10.875% 5/1/09	B2	85	85
			3,976
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Packaging & Containers - 0.0%
Crown Cork & Seal, Inc.:
6.75% 4/15/03	B2	$ 45	$ 37
7.125% 9/1/02	B2	225	187
7.375% 12/15/26	B2	110	68
8% 4/15/23	B2	25	16
8.375% 1/15/05	B2	15	11
Packaging Corp. of America 9.625% 4/1/09	B1	125	132
			451
Paper & Forest Products - 0.1%
Container Corp. of America 11.25% 5/1/04	B2	500	506
Doman Industries Ltd. yankee 8.75% 3/15/04	Caa1	350	203
Fort James Corp.:
6.5% 9/15/02	Baa3	3,650	3,616
6.625% 9/15/04	Baa3	910	885
Riverwood International Corp. 10.25% 4/1/06	B3	1,430	1,462
Stone Container Corp. 9.75% 2/1/11 (f)	B2	210	215
Tembec Finance Corp. yankee 9.875% 9/30/05	Ba1	500	515
Tembec Industries, Inc. 8.5% 2/1/11 (f)	Ba1	320	324
			7,726
TOTAL BASIC INDUSTRIES			12,153
CONSTRUCTION & REAL ESTATE - 0.7%
Building Materials - 0.0%
American Standard, Inc. 7.125% 2/15/03	Ba2	600	593
Construction - 0.0%
D.R. Horton, Inc. 8% 2/1/09	Ba1	300	288
Lennar Corp. 9.95% 5/1/10	Ba1	100	107
Ryland Group, Inc. 9.75% 9/1/10	Ba2	200	208
			603
Real Estate - 0.1%
Duke Realty LP 7.3% 6/30/03	Baa1	5,000	5,134
LNR Property Corp.:
9.375% 3/15/08	B1	300	290
10.5% 1/15/09	B1	520	520
			5,944
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSTRUCTION & REAL ESTATE - continued
Real Estate Investment Trusts - 0.6%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	$ 2,600	$ 2,543
EOP Operating LP:
6.5% 1/15/04	Baa1	6,000	5,991
6.625% 2/15/05	Baa1	2,500	2,498
7.25% 2/15/18	Baa1	9,900	9,150
7.75% 11/15/07	Baa1	13,000	13,396
Pinnacle Holdings, Inc. 0% 3/15/08 (d)	B3	2,325	1,395
ProLogis Trust 6.7% 4/15/04	Baa1	1,550	1,547
Spieker Properties LP 6.8% 5/1/04	Baa2	2,050	2,047
			38,567
TOTAL CONSTRUCTION & REAL ESTATE			45,707
DURABLES - 0.0%
Autos, Tires, & Accessories - 0.0%
Dana Corp. 6.25% 3/1/04	Baa3	1,000	840
Textiles & Apparel - 0.0%
Levi Strauss & Co.:
6.8% 11/1/03	Ba3	1,040	972
11.625% 1/15/08 (f)	Ba3	145	151
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	470	418
			1,541
TOTAL DURABLES			2,381
ENERGY - 0.3%
Coal - 0.0%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	200	207
Energy Services - 0.0%
DI Industries, Inc. 8.875% 7/1/07	B1	40	40
Parker Drilling Co. 9.75% 11/15/06	B1	600	618
R&B Falcon Corp.:
6.75% 4/15/05	Ba3	496	489
9.125% 12/15/03	Ba3	275	287
			1,434
Oil & Gas - 0.3%
Anadarko Petroleum Corp. 7.2% 3/15/29	Baa1	6,970	7,091
Apache Corp. 7.7% 3/15/26	A3	1,500	1,535
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Apache Finance Property Ltd. yankee 6.5% 12/15/07	A3	$ 2,600	$ 2,592
Cross Timbers Oil Co.:
8.75% 11/1/09	B2	200	206
9.25% 4/1/07	B2	140	146
Grant Prideco, Inc. 9.625% 12/1/07 (f)	Ba3	400	422
Tesoro Petroleum Corp. 9% 7/1/08	B1	545	548
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	4,320	4,469
			17,009
TOTAL ENERGY			18,650
FINANCE - 4.9%
Banks - 1.5%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	6,750	6,810
Bank of America Corp. 7.8% 2/15/10	Aa3	3,400	3,623
Bank One Capital III 8.75% 9/1/30	Aa3	4,300	4,449
Bank One Corp. 7.875% 8/1/10	A1	9,300	9,957
BankAmerica Corp. 5.875% 2/15/09	Aa2	7,000	6,649
BanPonce Financial Corp. 6.75% 8/9/01	A3	770	774
Barclays Bank PLC:
8.55% 9/29/49 (e)(f)	Aa2	8,225	8,998
yankee 5.95% 7/15/01	A1	10,200	10,228
Capital One Bank 6.375% 2/15/03	Baa2	4,300	4,261
FleetBoston Financial Corp. 7.25% 9/15/05	A2	5,935	6,208
HSBC Finance Nederland BV 7.4% 4/15/03 (f)	A1	750	770
Korea Development Bank:
6.625% 11/21/03	Baa2	4,045	3,990
7.125% 4/22/04	Baa2	2,500	2,510
7.375% 9/17/04	Baa2	1,295	1,302
MBNA Corp.:
6.34% 6/2/03	Baa2	1,800	1,776
6.875% 11/15/02	Baa2	8,350	8,442
Providian National Bank:
6.25% 5/7/01	Baa3	2,345	2,344
6.75% 3/15/02	Baa3	905	901
Royal Bank of Scotland Group PLC 9.118% 3/31/49	A1	3,750	4,170
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - continued
Banks - continued
Union Planters National Bank 6.81% 8/20/01	A3	$ 4,000	$ 4,017
Zions Bancorp 8.625% 10/15/02	Baa1	6,000	6,253
			98,432
Credit & Other Finance - 3.0%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	Aa3	8,585	9,444
Alamosa Delaware, Inc. 12.5% 2/1/11 (f)	Caa1	1,490	1,509
Associates Corp. of North America:
6% 4/15/03	Aa3	5,550	5,586
6% 7/15/05	Aa3	10,000	9,965
CIT Group, Inc. 5.5% 2/15/04	A1	2,000	1,948
Citigroup, Inc. 7.25% 10/1/10	Aa3	10,200	10,649
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	B2	100	81
7% 12/15/06	B2	20	13
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	B2	95	74
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A2	1,250	1,253
ERP Operating LP:
6.55% 11/15/01	A3	2,000	2,010
7.1% 6/23/04	A3	4,000	4,057
Ford Motor Credit Co.:
6.875% 2/1/06	A2	3,700	3,747
7.375% 2/1/11	A2	2,050	2,115
7.875% 6/15/10	A2	2,900	3,088
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	7,700	7,741
7.5% 7/15/05	A2	5,000	5,186
7.75% 1/19/10	A2	5,000	5,312
GS Escrow Corp. 7% 8/1/03	Ba1	445	436
Household Finance Corp. 6.5% 1/24/06	A2	4,000	4,058
HSBC Capital Funding LP:
9.547% 12/31/49 (e)(f)	A1	8,300	9,395
10.176% 12/31/49 (e)(f)	A1	2,825	3,491
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	8,450	8,990
Madison River Capital LLC/Madison River Finance Corp. 13.25% 3/1/10	Caa1	275	204
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A1	$ 3,815	$ 3,857
Popular North America, Inc. 7.375% 9/15/01	A3	3,000	3,027
Qwest Capital Funding, Inc.:
7.75% 8/15/06 (f)	Baa1	5,750	6,048
7.9% 8/15/10 (f)	Baa1	4,500	4,796
Sears Roebuck Acceptance Corp. 7% 2/1/11	A3	5,450	5,404
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	8,670	8,412
6.875% 11/15/28	Baa1	16,765	14,712
The Money Store, Inc. 7.3% 12/1/02	A2	3,850	3,955
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	2,270	2,270
TXU Eastern Funding yankee:
6.45% 5/15/05	Baa1	1,580	1,546
6.75% 5/15/09	Baa1	6,425	6,017
U.S. West Capital Funding, Inc. 6.5% 11/15/18	Baa1	4,120	3,855
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	5,600	6,006
Unicredito Italiano Capital Trust II 9.2% 10/29/49 (e)(f)	A1	3,050	3,228
Unilever Capital Corp. 6.875% 11/1/05	A1	5,000	5,213
Verizon Global Funding Corp.:
6.75% 12/1/05 (f)	A1	10,190	10,437
7.75% 12/1/30 (f)	A1	4,070	4,390
			193,525
Insurance - 0.2%
Conseco, Inc.:
6.4% 2/10/03	Baa3	190	170
8.75% 2/9/04	B1	245	223
9% 10/15/06	B1	1,870	1,646
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	10,000	10,227
			12,266
Savings & Loans - 0.0%
Long Island Savings Bank FSB 6.2% 4/2/01	Baa3	3,750	3,743
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - continued
Securities Industry - 0.2%
Amvescap PLC yankee 6.375% 5/15/03	A2	$ 3,600	$ 3,598
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	7,700	7,765
			11,363
TOTAL FINANCE			319,329
HEALTH - 0.0%
Medical Facilities Management - 0.0%
HEALTHSOUTH Corp. 10.75% 10/1/08	Ba3	300	319
Tenet Healthcare Corp. 8.625% 1/15/07	Ba3	250	256
			575
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Electrical Equipment - 0.0%
L-3 Communications Corp. 10.375% 5/1/07	B2	1,000	1,065
Loral Space & Communications Ltd. 9.5% 1/15/06	B1	100	77
			1,142
Industrial Machinery & Equipment - 0.3%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	150	156
Tyco International Group SA yankee 6.875% 9/5/02	Baa1	15,000	15,262
			15,418
Pollution Control - 0.0%
Allied Waste North America, Inc.:
7.375% 1/1/04	BB-	375	368
7.625% 1/1/06	BB-	600	582
7.875% 1/1/09	BB-	1,000	950
			1,900
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			18,460
MEDIA & LEISURE - 1.7%
Broadcasting - 1.2%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	390	368
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Adelphia Communications Corp.:
9.25% 10/1/02	B2	$ 400	$ 402
9.875% 3/1/07	B2	300	299
10.875% 10/1/10	B2	785	824
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	400	328
At Entertainment, Inc.:
0% 7/15/08 (d)	B2	315	158
0% 2/1/09 (d)	B2	125	55
British Sky Broadcasting Group PLC yankee:
7.3% 10/15/06	Ba1	600	594
8.2% 7/15/09	Ba1	7,750	7,788
Callahan Nordrhein Westfalen:
0% 7/15/10 (d)(f)	B3	110	52
14% 7/15/10 (f)	B3	1,695	1,695
Century Communications Corp. 8.375% 12/15/07	B2	520	484
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.25% 4/1/07	B2	300	287
8.625% 4/1/09	B2	1,300	1,251
10.75% 10/1/09 (f)	B2	125	131
11.125% 1/15/11 (f)	B2	245	257
Citadel Broadcasting Co.:
9.25% 11/15/08	B3	30	31
10.25% 7/1/07	B3	400	422
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	10,000	9,328
Continental Cablevision, Inc. 8.3% 5/15/06	A3	2,485	2,625
Cumulus Media, Inc. 10.375% 7/1/08	B3	195	181
Diamond Cable Communications PLC yankee 0% 2/15/07 (d)	B2	300	218
EchoStar DBS Corp. 9.375% 2/1/09	B1	180	185
Ekabel Hessen 14.5% 9/1/10 (f)	B3	1,000	978
Fox Family Worldwide, Inc. 0% 11/1/07 (d)	B1	1,000	865
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	775	729
Hearst-Argyle Television, Inc. 7% 1/15/18	Baa3	10,675	8,977
LIN Television Corp. 8.375% 3/1/08	B2	700	681
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
NTL Communications Corp.:
11.5% 10/1/08	B3	$ 535	$ 514
11.875% 10/1/10 (f)	B2	500	484
NTL, Inc. 0% 4/1/08 (d)	B3	675	419
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	990	990
Spectrasite Holdings, Inc.:
0% 4/15/09 (d)	B3	2,240	1,417
0% 3/15/10 (d)	B3	80	50
10.75% 3/15/10	B3	1,055	1,066
12.5% 11/15/10 (f)	B3	60	64
TCI Communications, Inc. 9.8% 2/1/12	A3	6,290	7,489
TCI Communications Financing III 9.65% 3/31/27	A3	4,100	4,634
Telewest Communications PLC yankee:
0% 2/1/10 (d)	B1	1,020	581
9.875% 2/1/10	B1	500	475
11.25% 11/1/08	B1	500	505
Telewest PLC yankee 11% 10/1/07	B1	500	480
Time Warner, Inc. 6.85% 1/15/26	Baa1	10,000	10,111
United International Holdings, Inc. 0% 2/15/08 (d)	B3	260	129
United Pan-Europe Communications NV yankee:
0% 8/1/09 (d)	B2	295	111
0% 2/1/10 (d)	B2	410	148
10.875% 8/1/09	B2	3,270	2,485
USA Networks, Inc. 6.75% 11/15/05	Baa3	3,760	3,802
			76,147
Entertainment - 0.2%
Alliance Gaming Corp. 10% 8/1/07	Caa1	295	230
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	270	254
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	1,000	998
Park Place Entertainment Corp. 7.875% 12/15/05	Ba2	1,590	1,570
Premier Parks, Inc.:
9.25% 4/1/06	B3	525	525
9.75% 6/15/07	B3	85	86
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	4,200	4,215
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Entertainment - continued
Six Flags, Inc. 9.5% 2/1/09 (f)	B3	$ 245	$ 247
Viacom, Inc. 6.4% 1/30/06 (f)	A3	5,080	5,103
			13,228
Lodging & Gaming - 0.1%
Anchor Gaming 9.875% 10/15/08	B1	200	210
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	290	289
HMH Properties, Inc.:
7.875% 8/1/05	Ba2	500	493
7.875% 8/1/08	Ba2	1,055	1,031
Hollywood Casino Shreveport/Shreveport Capital Corp. 13% 8/1/06	B3	605	662
International Game Technology 7.875% 5/15/04	Ba1	280	283
Mohegan Tribal Gaming Authority 8.125% 1/1/06	Ba2	800	806
Station Casinos, Inc. 10.125% 3/15/06	B1	1,000	1,036
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	200	209
			5,019
Publishing - 0.2%
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	835	772
K-III Communications Corp. 8.5% 2/1/06	Ba3	75	74
News America Holdings, Inc. 8% 10/17/16	Baa3	13,000	12,466
News America, Inc. 7.125% 4/8/28	Baa3	1,800	1,526
PRIMEDIA, Inc. 7.625% 4/1/08	Ba3	300	283
			15,121
Restaurants - 0.0%
Domino's, Inc. 10.375% 1/15/09	B3	325	312
TOTAL MEDIA & LEISURE			109,827
NONDURABLES - 0.2%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	B1	700	707
Foods - 0.1%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	5,000	5,187
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
NONDURABLES - continued
Tobacco - 0.1%
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	$ 5,100	$ 5,057
TOTAL NONDURABLES			10,951
RETAIL & WHOLESALE - 0.2%
Drug Stores - 0.0%
Rite Aid Corp. 10.5% 9/15/02 (f)	Caa1	390	312
General Merchandise Stores - 0.2%
Dillards, Inc.:
6.125% 11/1/03	Baa3	150	137
6.43% 8/1/04	Baa3	150	134
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	6,000	6,051
8.5% 6/15/03	Baa1	2,275	2,381
JCPenney Co., Inc.:
6.125% 11/15/03	Baa3	70	51
6.5% 6/15/02	Baa3	130	117
7.25% 4/1/02	Baa3	50	45
Kmart Corp.:
8.375% 12/1/04	Baa3	100	98
9.375% 2/1/06	Baa3	4,355	4,377
Saks, Inc.:
7% 7/15/04	Ba1	265	231
8.25% 11/15/08	Ba1	50	41
			13,663
Retail & Wholesale, Miscellaneous - 0.0%
J. Crew Group, Inc. 0% 10/15/08 (d)	Caa3	125	76
J. Crew Operating Corp. 10.375% 10/15/07	Caa1	1,150	1,047
			1,123
TOTAL RETAIL & WHOLESALE			15,098
SERVICES - 0.0%
Jostens, Inc. 12.75% 5/1/10	B3	1,140	1,117
TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
American Tower Corp. 9.375% 2/1/09 (f)	B3	665	668
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TECHNOLOGY - continued
Computer Services & Software - 0.0%
Covad Communications Group, Inc.:
12% 2/15/10	Caa1	$ 625	$ 197
12.5% 2/15/09	Caa1	125	42
Exodus Communications, Inc.:
10.75% 12/15/09	B3	315	298
11.625% 7/15/10	B3	2,340	2,293
PSINet, Inc. 10% 2/15/05	Caa1	540	140
			2,970
Computers & Office Equipment - 0.4%
Comdisco, Inc.:
5.95% 4/30/02	Baa2	6,000	5,400
6.375% 11/30/01	Baa2	12,000	11,640
7.25% 9/1/02	Baa2	6,360	5,724
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13 (f)	B2	930	935
Xerox Corp.:
5.25% 12/15/03	Ba1	80	51
5.5% 11/15/03	Ba1	395	251
7.15% 8/1/04	Ba1	60	36
			24,037
Electronic Instruments - 0.0%
Fisher Scientific International, Inc. 9% 2/1/08	B3	1,495	1,471
Electronics - 0.3%
Amkor Technology, Inc. 9.25% 5/1/06	Ba3	50	50
ChipPAC International Ltd. 12.75% 8/1/09	B3	30	28
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	1,100	1,088
Flextronics International Ltd. yankee 9.875% 7/1/10	Ba3	300	317
Motorola, Inc. 6.75% 2/1/06	A1	15,400	15,451
Viasystems, Inc. 9.75% 6/1/07	B3	630	531
			17,465
TOTAL TECHNOLOGY			46,611
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TRANSPORTATION - 0.6%
Air Transportation - 0.2%
Continental Airlines, Inc. pass thru trust certificates Series 1999 2:
Class C1, 7.73% 9/15/12	Baa1	$ 594	$ 593
Class C2, 7.434% 3/15/06	Baa1	1,615	1,632
Delta Air Lines, Inc.:
Series 1992 A, equipment trust certificate 8.54% 1/2/07	Baa1	697	700
Series 1993 A1, 9.875% 4/30/08	Baa1	3,915	4,091
Series 2000 1:
Class A2, 7.57% 11/18/10	Aa2	1,620	1,731
Class B, 7.92% 11/18/10	Aa3	1,600	1,707
			10,454
Railroads - 0.4%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	12,000	12,075
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	8,820	9,046
Union Pacific Corp. 7.125% 2/1/28	Baa3	4,000	3,928
			25,049
Shipping - 0.0%
Eletson Holdings, Inc. yankee 9.25% 11/15/03	Ba3	50	50
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	Ba3	545	474
10.25% 11/15/06	Ba3	300	246
			770
TOTAL TRANSPORTATION			36,273
UTILITIES - 3.1%
Cellular - 0.2%
AirGate PCS, Inc. 0% 10/1/09 (d)	Caa1	3,020	1,933
Crown Castle International Corp.:
9.5% 8/1/11	B3	220	223
10.75% 8/1/11	B3	1,715	1,831
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Dobson Communications Corp. 10.875% 7/1/10	B3	$ 1,405	$ 1,468
Echostar Broadband Corp. 10.375% 10/1/07 (f)	B3	1,340	1,400
Millicom International Cellular SA yankee 0% 6/1/06 (d)	Caa1	840	731
Nextel Communications, Inc.:
0% 10/31/07 (d)	B1	1,300	1,021
9.375% 11/15/09	B1	300	297
SBA Communications Corp. 10.25% 2/1/09 (f)	-	2,515	2,528
Tritel PCS, Inc.:
0% 5/15/09 (d)	B3	1,125	804
10.375% 1/15/11 (f)	B3	110	111
Triton PCS, Inc. 9.375% 2/1/11 (f)	B3	350	352
US Unwired, Inc. 0% 11/1/09 (d)	Caa1	2,000	1,110
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	B2	615	480
10.375% 11/15/09	B2	555	633
			14,922
Electric Utility - 1.2%
AES Corp.:
8.375% 8/15/07	Ba3	500	490
9.375% 9/15/10	Ba1	1,120	1,182
Avon Energy Partners Holdings:
6.46% 3/4/08 (f)	Baa2	6,800	6,358
7.05% 12/11/07 (f)	Baa2	20,000	19,351
CMS Energy Corp.:
6.75% 1/15/04	Ba3	855	821
7.5% 1/15/09	Ba3	500	470
8.375% 7/1/03	Ba3	285	285
Dominion Resources, Inc.:
7.6% 7/15/03	Baa1	4,330	4,484
8.125% 6/15/10	Baa1	1,550	1,698
DR Investments UK PLC yankee 7.1% 5/15/02 (f)	A3	7,500	7,593
Illinois Power Co. 7.5% 6/15/09	Baa1	3,330	3,412
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utility - continued
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (f)	A3	$ 10,795	$ 9,616
yankee 7.25% 12/15/06 (f)	A3	3,000	3,003
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	1,660	1,853
Nisource Finance Corp.:
7.625% 11/15/05 (f)	Baa2	6,300	6,633
7.875% 11/15/10 (f)	Baa2	7,360	7,853
Orion Power Holdings, Inc. 12% 5/1/10 (f)	Ba3	500	545
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	130	118
6.25% 3/1/04	B3	315	284
7.875% 3/1/02	B3	35	32
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,630	1,549
Tiverton Power Associates LP/Rumford Power Associates LP 9% 7/15/18 (f)	Ba1	650	644
			78,274
Gas - 0.4%
KeySpan Corp.:
7.25% 11/15/05	A3	4,280	4,494
7.625% 11/15/10	A3	3,160	3,404
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa1	4,000	4,226
Sempra Energy 7.95% 3/1/10	A2	2,130	2,089
Southwest Gas Corp. 9.75% 6/15/02	Baa2	8,700	9,108
			23,321
Telephone Services - 1.3%
AT&T Corp. 6.5% 3/15/29	A2	9,875	8,543
British Telecommunications PLC 7.625% 12/15/05	A2	9,600	9,894
Cable & Wireless Optus Finance Property Ltd.:
8% 6/22/10 (f)	Baa1	12,400	13,539
8.125% 6/15/09 (f)	Baa1	5,000	5,461
Global Crossing Holdings Ltd.:
8.7% 8/1/07 (f)	Ba2	850	844
9.125% 11/15/06	Ba2	1,000	1,015
Hyperion Telecommunications, Inc.:
12% 11/1/07	Caa1	315	236
12.25% 9/1/04	B3	220	213
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10 (f)	B1	$ 300	$ 320
Intermedia Communications, Inc.:
0% 7/15/07 (d)	B2	120	96
8.5% 1/15/08	B2	965	873
8.6% 6/1/08	B2	165	149
8.875% 11/1/07	B2	50	45
Jazztel PLC yankee 14% 4/1/09	Caa1	85	68
Metromedia Fiber Network, Inc.:
10% 11/15/08	B2	820	763
10% 12/15/09	B2	840	781
RCN Corp. 10.125% 1/15/10	B3	630	372
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	5,020	4,831
Telefonica Europe BV 8.25% 9/15/30	A2	2,040	2,205
Telefonos de Mexico SA de CV 8.25% 1/26/06 (f)	Baa3	7,700	7,715
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	9,370	9,351
7.7% 7/20/29	Baa1	9,202	9,135
Teligent, Inc. 0% 3/1/08 (d)	Caa1	190	15
Time Warner Telecom, Inc. 10.125% 2/1/11 (f)	B2	340	350
Versatel Telecom International NV yankee:
11.875% 7/15/09	B3	60	47
13.25% 5/15/08	B3	635	527
13.25% 5/15/08	B3	710	589
WinStar Communications, Inc.:
12.5% 4/15/08	B3	25	20
12.75% 4/15/10	B3	90	71
WorldCom, Inc. 8.875% 1/15/06	A3	9,592	9,919
			87,987
TOTAL UTILITIES			204,504
TOTAL NONCONVERTIBLE BONDS			852,581
TOTAL CORPORATE BONDS (Cost $843,632)			856,109
U.S. Government and Government Agency Obligations - 8.7%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 2.6%
Fannie Mae:
5.25% 1/15/09	Aaa	$ 9,850	$ 9,531
6% 12/15/05	Aaa	8,545	8,688
6.25% 2/1/11	Aa2	6,495	6,655
7% 7/15/05	Aaa	9,820	10,446
7.125% 6/15/10	Aaa	7,150	7,809
7.25% 1/15/10	Aaa	10,930	11,999
7.25% 5/15/30	Aaa	6,915	7,872
Federal Agricultural Mortgage Corp.:
7.01% 2/10/05	Aaa	1,530	1,622
7.04% 8/10/05	Aaa	2,400	2,558
Financing Corp. - coupon STRIPS 0% 3/26/04	Aaa	4,574	3,849
Freddie Mac:
5.75% 3/15/09	Aaa	9,600	9,590
6.75% 3/15/31	Aaa	19,885	21,327
6.875% 1/15/05	Aaa	42,060	44,373
7% 7/15/05	Aaa	16,675	17,738
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	2,168	2,207
Class 3-T, 9.625% 5/15/02	Aaa	269	275
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	844	863
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			167,402
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - 6.1%
U.S. Treasury Bond stripped principal 0% 11/15/21	Aaa	$ 33,060	$ 9,963
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	35,530	38,267
6.625% 2/15/27	Aaa	12,000	13,614
8% 11/15/21	Aaa	13,800	17,765
8.75% 5/15/17	Aaa	605	810
8.875% 8/15/17	Aaa	33,630	45,537
11.25% 2/15/15	Aaa	35,860	56,098
12% 8/15/13	Aaa	31,950	45,199
14% 11/15/11	Aaa	30,720	44,141
U.S. Treasury Notes:
5.875% 10/31/01	Aaa	11,900	11,987
6.5% 5/31/02	Aaa	93,270	95,340
7.5% 11/15/01	Aaa	8,510	8,679
U.S. Treasury Notes - Principal Strips 0% 5/15/02	Aaa	12,530	11,806
TOTAL U.S. TREASURY OBLIGATIONS			399,206
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $547,968)			566,608
U.S. Government Agency - Mortgage Securities - 13.2%

Fannie Mae - 10.4%
5.5% 11/1/08 to 3/1/14	Aaa	12,108	11,975
6% 8/1/12 to 1/1/29	Aaa	51,350	50,325
6% 2/1/31 (g)	Aaa	31,000	30,341
6.5% 7/1/08 to 12/1/30	Aaa	272,214	271,179
6.5% 2/1/31 (g)	Aaa	7,535	7,497
7% 12/1/08 to 2/1/31	Aaa	119,021	120,382
7.5% 6/1/07 to 1/1/31	Aaa	172,704	176,672
8% 9/1/17 to 6/1/30 (g)	Aaa	10,842	11,201
TOTAL FANNIE MAE			679,572
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - 0.3%
7.5% 3/1/30	Aaa	$ 19,707	$ 20,157
Government National Mortgage Association - 2.5%
6.5% 3/15/26 to 12/15/28	Aaa	63,145	63,158
7% 8/15/25 to 12/15/28	Aaa	74,291	75,438
7.5% 1/15/26 to 9/15/28	Aaa	21,728	22,301
8% 1/15/17 to 8/15/25	Aaa	741	768
9% 11/15/14 to 1/15/23	Aaa	340	360
9.5% 11/15/20 to 3/15/23	Aaa	193	207
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			162,232
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $849,508)			861,961
Asset-Backed Securities - 0.8%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	4,200	4,238
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	4,680	4,677
Discover Card Master Trust I 5.85% 11/16/04	A2	5,000	5,035
Ford Credit Auto Owner Trust:
6.2% 12/15/02	Aa2	3,850	3,875
6.4% 12/15/02	Aa2	2,360	2,387
7.03% 11/15/03	Aaa	1,119	1,140
Key Auto Finance Trust:
6.3% 10/15/03	A2	844	844
6.65% 10/15/03	Baa3	248	248
Premier Auto Trust 5.59% 2/9/04	Aaa	15,000	15,066
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	7,895	8,196
7.5% 11/15/07	A2	6,100	6,371
TOTAL ASSET-BACKED SECURITIES (Cost $51,162)			52,077
Commercial Mortgage Securities - 1.3%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1:
Class D, 7.3213% 1/10/13 (f)(i)	Aa1	$ 6,100	$ 6,100
Class E, 7.6713% 1/10/13 (f)(i)	Baa1	12,180	12,178
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	5,790	5,752
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	5,000	5,348
Equitable Life Assurance Society of the United States:
Series 174 Class C1, 7.52% 5/15/06 (f)	A2	4,000	4,164
Series 961 Class B1, 7.33% 5/15/06 (f)	Aa2	4,000	4,184
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2, 6.957% 12/1/15	Aaa	10,000	10,316
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (f)(i)	Baa3	5,000	4,750
Nomura Asset Securities Corp. weighted average coupon Series 1998-D6 Class A4, 7.5851% 3/17/28 (i)	Baa2	20,000	19,997
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	9,000	9,108
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $80,846)			81,897
Foreign Government and Government Agency Obligations (h) - 0.3%

Ontario Province 6% 2/21/06	Aa3	5,600	5,658
Quebec Province yankee:
7.125% 2/9/24	A2	680	710
7.5% 7/15/23	A2	2,880	3,136
United Mexican States:
8.5% 2/1/06	Baa3	5,000	5,125
9.875% 2/1/10	Baa3	5,000	5,413
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,919)			20,042
Supranational Obligations - 0.1%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $2,981)	Aaa	3,000	3,091
Commercial Paper - 0.3%
		Principal Amount (000s)	Value (Note 1) (000s)
Qwest Capital Funding, Inc. 6.35% 3/27/01 (Cost $19,806)		$ 20,000	$ 19,806
Cash Equivalents - 5.5%
	Shares
Fidelity Cash Central Fund, 6.14% (c)	359,433,083	359,433
Fidelity Securities Lending Cash Central Fund, 6.11% (c)	12,000	12
TOTAL CASH EQUIVALENTS (Cost $359,445)		359,445
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $5,986,782)		6,561,348
NET OTHER ASSETS - (0.7)%		(47,341)
NET ASSETS - 100%		$ 6,514,007
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $199,889,000 or 3.1% of net assets.

(g) Security or a portion of the security was purchased on a delayed delivery or when-issued basis.

(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	28.2%	AAA, AA, A	25.6%
Baa	7.3%	BBB	6.6%
Ba	0.5%	BB	0.9%
B	0.9%	B	0.9%
Caa	0.2%	CCC	0.1%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $6,012,589,000. Net unrealized appreciation aggregated $548,759,000, of which $764,363,000 related to appreciated investment securities and $215,604,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $5,986,782) - See accompanying schedule		$ 6,561,348
Cash		2,568
Receivable for investments sold		145,297
Receivable for fund shares sold		9,386
Dividends receivable		2,607
Interest receivable		31,338
Other receivables		81
Total assets		6,752,625
Liabilities
Payable for investments purchased Regular delivery	$ 186,266
Delayed delivery	37,991
Payable for fund shares redeemed	10,976
Accrued management fee	2,244
Other payables and accrued expenses	1,129
Collateral on securities loaned, at value	12
Total liabilities		238,618
Net Assets		$ 6,514,007
Net Assets consist of:
Paid in capital		$ 5,894,653
Undistributed net investment income		16,292
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,486
Net unrealized appreciation (depreciation) on investments		574,576
Net Assets, for 415,576 shares outstanding		$ 6,514,007
Net Asset Value, offering price and redemption price per share ($6,514,007 ÷ 415,576 shares)		$15.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends		$ 20,995
Interest		92,035
Security lending		5
Total income		113,035
Expenses
Management fee	$ 12,841
Transfer agent fees	6,671
Accounting and security lending fees	365
Non-interested trustees' compensation	9
Custodian fees and expenses	69
Registration fees	74
Audit	40
Legal	9
Interest	2
Miscellaneous	17
Total expenses before reductions	20,097
Expense reductions	(718)	19,379
Net investment income		93,656
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		128,564
Change in net unrealized appreciation (depreciation) on:
Investment securities	207,506
Delayed delivery commitments	(223)	207,283
Net gain (loss)		335,847
Net increase (decrease) in net assets resulting from operations		$ 429,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 93,656	$ 176,143
Net realized gain (loss)	128,564	179,569
Change in net unrealized appreciation (depreciation)	207,283	(252,077)
Net increase (decrease) in net assets resulting from operations	429,503	103,635
Distributions to shareholders From net investment income	(96,730)	(180,281)
From net realized gain	(188,462)	(691,340)
Total distributions	(285,192)	(871,621)
Share transactions Net proceeds from sales of shares	799,031	1,740,915
Reinvestment of distributions	279,355	853,559
Cost of shares redeemed	(522,779)	(1,953,701)
Net increase (decrease) in net assets resulting from share transactions	555,607	640,773
Total increase (decrease) in net assets	699,918	(127,213)
Net Assets
Beginning of period	5,814,089	5,941,302
End of period (including undistributed net investment income of $16,292 and $19,366, respectively)	$ 6,514,007	$ 5,814,089
Other Information Shares
Sold	51,960	112,488
Issued in reinvestment of distributions	18,270	54,945
Redeemed	(33,823)	(127,641)
Net increase (decrease)	36,407	39,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2001	Years ended July 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 15.33	$ 17.51	$ 16.66	$ 16.49	$ 12.90	$ 13.20
Income from Investment Operations
Net investment income	.24 D	.46 D	.44 D	.48 D	.51 D	.57
Net realized and unrealized gain (loss)	.84	(.18)	2.09	1.67	3.73	(.27)
Total from investment operations	1.08	.28	2.53	2.15	4.24	.30
Less Distributions
From net investment income	(.25)	(.48)	(.40)	(.52)	(.65)	(.60)
From net realized gain	(.49)	(1.98)	(1.28)	(1.46)	-	-
Total distributions	(.74)	(2.46)	(1.68)	(1.98)	(.65)	(.60)
Net asset value, end of period	$ 15.67	$ 15.33	$ 17.51	$ 16.66	$ 16.49	$ 12.90
Total Return B, C	7.22%	1.82%	17.48%	14.54%	33.82%	2.25%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 6,514	$ 5,814	$ 5,941	$ 4,963	$ 4,173	$ 4,022
Ratio of expenses to average net assets	.66% A	.67%	.68%	.70%	.75%	.82%
Ratio of expenses to average net assets after expense reductions	.64% A, E	.63% E	.65% E	.67% E	.74% E	.79% E
Ratio of net investment income to average net assets	3.08% A	2.98%	2.67%	2.97%	3.58%	4.12%
Portfolio turnover rate	110% A	139%	157%	135%	70%	247%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective August 1, 2001, the funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,486,293,000 and $3,205,917,000, respectively, of which U.S. government and government agency obligations aggregated $1,173,955,000 and $1,355,218,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .42% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds - continued

Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $191,000 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $12,000. The fund received cash collateral of $12,000 which was invested in cash equivalents.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $9,342,000. The weighted average interest rate was 6.85%. At period end there were no bank borrowings outstanding.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $302,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $411,000, respectively, under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Kevin E. Grant, Vice President

Richard A. Spillane, Jr., Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

William O. McCoy *

Marvin L. Mann *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

BAL-SANN-0301 127694
1.471161.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Low-Priced Stock

Fund

Semiannual Report

January 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Hoping to ward off the possible start of a recession, the Federal Reserve Board implemented two 0.50% interest rate reductions in January 2001. These actions boosted stocks - at least for the first month of the year - as most bellwether U.S. equity indexes posted gains. The rate cuts also reinvigorated high-yield bonds, an asset class that struggled in 2000, but which was one of the strongest performers in early 2001.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Low-Priced Stock	19.91%	30.43%	113.01%	485.23%
Fidelity Low-Priced Stock (incl. 3.00% sales charge)	16.31%	26.52%	106.62%	467.68%
Russell 2000 ®	2.31%	3.69%	72.05%	308.60%
Small Cap Funds Average	1.75%	9.34%	102.06%	382.51%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 ® Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 903 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Low-Priced Stock	30.43%	16.33%	19.33%
Fidelity Low-Priced Stock (incl. 3.00% sales charge)	26.52%	15.62%	18.96%
Russell 2000	3.69%	11.46%	15.12%
Small Cap Funds Average	9.34%	14.63%	16.75%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Low-Priced Stock Fund on January 31, 1991, and the current 3.00% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $56,768 - a 467.68% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $40,860 - a 308.60% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* The Lipper small-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of January 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the small-cap value funds average were, 15.29%, 27.60%, 94.35%, and 332.47%, respectively. The one year, five year and 10 year average annual total returns were, 27.60%, 13.82%, and 15.49%, respectively. The six month, one year, five year and 10 year cumulative total returns for the small-cap supergroup average were, 4.41%, 13.50%, 100.88%, and 343.66%, respectively. The one year, five year and 10 year average annual total returns were, 13.50%, 14.37%, and 15.77%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

In an attempt to ignite a slowing economy, the Federal Reserve Board made an uncharacteristic move on January 3, 2001, by cutting key interest rates one-half percentage point. The cut marked the first time since October 1998 that the Fed resorted to such decisive action between regularly scheduled policy meetings. Later that month at its scheduled meeting, the Fed reduced rates another one-half percentage point, citing an erosion in business and consumer confidence and damage to the economy from rising energy costs. The Fed's decision to shift its policy stance from a tightening bias earlier in the period to one of easing was well-received by the equity markets. The NASDAQ Composite Index, for example, rose a record 14.2% on January 3 alone. However, while most of the major equity indexes rose briskly in January, in some cases those gains weren't enough to offset weaker returns generated in the first five months of the six-month period that ended January 31, 2001. Specifically, the tech-heavy NASDAQ fell 26.32% and the Standard & Poor's 500SM Index, a benchmark of 500 larger companies, declined 3.98% during the period. Meanwhile, the Russell 2000® Index, a benchmark of smaller companies, rose 2.31% and the blue chips' benchmark, the Dow Jones Industrial Average, finished the period with a return of 4.29%.

(Portfolio Manager photograph)
An interview with Joel Tillinghast, Portfolio Manager of Fidelity Low-Priced Stock Fund

Q. How did the fund perform, Joel?

A. Very well. For the six months that ended January 31, 2001, the fund returned 19.91%. This topped both the Russell 2000 Index, which returned 2.31% during the same period, and the small cap funds average, which returned 1.75% according to Lipper Inc. For the 12 months that ended January 31, 2001, the fund returned 30.43%. The Russell 2000 and Lipper group returned 3.69% and 9.34%, respectively.

Q. What factors helped the fund outperform both its index and peer group during the period?

A. The fund benefited from good sector plays, as well as from good stock picking within those sectors. Health and finance stocks - which combined to account for more than 23% of the fund's assets at the end of the period - performed extremely well as investors sought refuge from the roller-coaster technology sector. The fund's stake in construction and homebuilding stocks also worked out very nicely, as did an overall underweighting in technology stocks.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was your strategy with respect to the technology sector?

A. Technology is a fast-paced group with new products often quickly replacing previously successful products. This led me to focus on companies with leading market share in their products, longer product cycles and apparently strong technology. Examples included Zebra Technologies, Electronics for Imaging and Avocent, leaders in bar code printers, color printer server controllers and keyboard video monitor switches, respectively. Technology distribution companies also attracted me, as they depend less on specific product cycles and grow more with technology spending. I added CDW Computer Centers and Insight Enterprises to the portfolio during the period, and each performed well. Both companies are catalog and phone vendors of computers, peripherals and networking equipment, mostly for small business customers. Another catalog vendor, Black Box, was the fund's best individual performer during the period.

Q. Several of the fund's health-related investments performed very well during the period. What factors helped this group prosper?

A. General market trends, of course, played a key role as investors in search of stable-growth investments gravitated to health stocks. More specifically, health services stocks - including the fund's positions in Universal Health Services, PacifiCare and HealthSouth - benefited from increased government reimbursements for Medicare patients, as well as increased commercial fees. My other area of emphasis was medical device manufacturers, particularly those with new products that were gaining sales momentum. One example was Respironics, a company that makes devices used in the treatment of patients suffering from respiratory disorders. Respironics was a positive contributor during the period.

Q. How about the fund's finance holdings?

A. The fund's finance-related investments - like its health stocks - also benefited from the stampede toward stable-growth areas, and from falling interest rates. Within the banking sector, the fund's stake in Doral Financial contributed positively, as Doral profited from a jump in its mortgage and refinancing business. The fund's collective investment in savings and loan stocks also made a nice contribution to performance. The insurance group - which is less sensitive to interest rates than banks - also had a strong run during the period as commercial premium rates rose. MetLife, which went public early in 2000, was one of the fund's better performers as the company cut costs and focused on its more profitable, faster-growing businesses.

Q. Which stocks would you characterize as disappointments?

A. Two stocks that had exposure to the struggling telecommunications sector - Dallas Semiconductor and Siliconix - were among the fund's weaker performers. Dallas Semiconductor has built a large presence in the telecommunications industry, while Siliconix supplies power components for cellular phones. The telecom slowdown brought pricing pressures and slower volumes for both companies.

Q. What's your outlook, Joel?

A. For the time being, my plan is to emphasize companies that can sustain profit growth even against a recessionary backdrop. This could include areas such as energy, restaurants, health care and some financials. Also, when the benefits of falling interest rates start to take hold, I expect to look more to cyclical industries such as technology for opportunities.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: capital appreciation by investing mainly in low-priced common stocks ($35 or less at time of purchase)

Fund number: 316

Trading symbol: FLPSX

Start date: December 27, 1989

Size: as of January 31, 2001, more than $7.4 billion

Manager: Joel Tillinghast, since 1989; analyst for natural gas, personal care products, appliance and tobacco industries, 1986-1989; joined Fidelity in 1986

3

Joel Tillinghast covers more ground:

Homebuilders: "One of the oldest of the old economy groups, homebuilders enjoyed a terrific second half of 2000. The fund's positions in DR Horton and Beazer Homes USA, among others, benefited from falling interest rates, strong housing markets and increasing home prices."

Retail: "The fund's retail-related positions were a mixed bag. Restaurants such as Applebee's and Outback Steakhouse performed well, as did fast-food chain Sonic. Each of these restaurants was able to generate good profits while adding to their store base at the same time. I also tried to emphasize retail stocks that sell daily ´consumables.' BJ's Wholesale Club, for example, which realizes two-thirds of its sales from daily consumables such as food or paper goods, did very well. The fund's investments in Claire's Stores and the U.K. grocery chain Iceland Group, on the other hand, were disappointing."

Energy: "The fund's position in Swift Energy did very well. Swift benefited from extreme highs in oil and gas prices, as well as from the company's announcement of a large discovery of more potential fuel reserves in New Zealand."

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Dallas Semiconductor Corp.	1.3	2.5
Black Box Corp.	1.3	1.0
Outback Steakhouse, Inc.	1.2	0.3
CDW Computer Centers, Inc.	1.1	0.0
Biomet, Inc.	1.1	1.3
D.R. Horton, Inc.	1.0	0.5
BJ's Wholesale Club, Inc.	1.0	0.9
MetLife, Inc.	0.9	0.8
Universal Health Services, Inc. Class B	0.9	1.5
Affiliated Computer Services, Inc. Class A	0.9	0.8
	10.7
Top Five Market Sectors as of January 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Finance	14.8	14.3
Technology	14.7	13.5
Health	8.7	11.0
Retail & Wholesale	8.2	7.9
Construction & Real Estate	7.3	6.6
Asset Allocation (% of fund's net assets)
As of January 31, 2001 *		As of July 31, 2000 **
	Stocks 88.9%		Stocks 93.9%
	Convertible Securities 0.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 10.8%		Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	16.2%	** Foreign investments	20.1%

Semiannual Report

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.9%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.0%
Allied Research Corp. (a)(d)	465,000	$ 3,395
Defense Electronics - 0.2%
Ducommun, Inc. (a)(d)	1,090,500	13,686
TOTAL AEROSPACE & DEFENSE		17,081
BASIC INDUSTRIES - 3.4%
Chemicals & Plastics - 1.8%
Aronkasei Co. Ltd.	750,000	2,088
Georgia Gulf Corp.	541,300	9,197
International Specialty Products, Inc. (a)	679,000	5,188
Nihon Kagaku Sangyo Co. Ltd.	200,000	509
Nippon Chemical Industrial Co. Ltd.	157,000	499
Octel Corp. (a)(d)	1,472,000	19,224
Peak International Ltd. (a)(d)	1,375,700	10,748
Solutia, Inc.	1,164,600	14,627
Spartech Corp.	920,500	17,490
Tokyo Printing Ink Manufacturing Co. Ltd.	375,000	818
Uponor Oyj	525,000	8,998
USEC, Inc. (d)	8,025,000	45,823
		135,209
Iron & Steel - 0.1%
Beltecno Corp.	125,000	285
Chubu Steel Plate Co. Ltd.	1,000,000	1,177
Cold Metal Products, Inc. (d)	441,100	618
Eastern Co.	57,100	945
Harris Steel Group, Inc. Class A (non-vtg.)	305,100	3,461
Japan Steel Tower Co. Ltd.	500,000	1,194
Kentucky Electric Steel, Inc. (a)(d)	367,500	574
Nippon Steel Drum Co. Ltd.	100,000	238
Samuel Manu-Tech, Inc.	75,000	263
Takigami Steel Construction Co. Ltd.	300,000	809
		9,564
Metals & Mining - 0.8%
Acier Leroux, Inc.:
Class B	125,000	363
Class B (sub. vtg.) (a)	168,600	489
Chase Industries, Inc. (a)(d)	895,200	9,471
De Beers Consolidated Mines Ltd. ADR	1,000,000	32,625
Draka Holding NV	60,000	2,894
General Cable Corp.	603,700	6,375
Common Stocks - continued
	Shares	Value (Note 1) (000s)
BASIC INDUSTRIES - continued
Metals & Mining - continued
Major Drilling Group International, Inc. (a)	157,900	$ 342
Nagahori Corp.	200,000	354
Reliance Steel & Aluminum Co.	121,000	3,340
Toami Corp. (d)	350,000	1,498
		57,751
Packaging & Containers - 0.1%
Silgan Holdings, Inc. (a)	576,600	4,829
Paper & Forest Products - 0.6%
Crown Van Gelder (CVG) (non-vtg.)	240,400	2,544
MCSi, Inc. (a)	126,500	2,388
Mercer International, Inc. (SBI) (a)(d)	1,125,000	9,563
Metsa-Serla Oyj (B Shares)	3,550,000	25,003
Noda Corp.	100,000	352
Pactiv Corp. (a)	60,000	709
Sino Forest Corp. Class A, (sub. vtg.) (a)(d)	4,325,100	3,434
Uehara Sei Shoji Co. Ltd.	1,050,000	2,508
		46,501
TOTAL BASIC INDUSTRIES		253,854
CONSTRUCTION & REAL ESTATE - 7.3%
Building Materials - 1.2%
Aaon, Inc. (a)	25,000	575
Asahi Concrete Works Co. Ltd. (d)	1,150,000	2,668
Baynes (Charles) PLC	250,000	223
Brampton Brick Ltd. Class A (a)(d)	639,200	2,389
Centex Construction Products, Inc.	225,000	6,233
Devcon International Corp. (a)(d)	375,700	2,630
Domco Tarkett, Inc.	333,600	723
Drew Industries, Inc. (a)(d)	900,000	5,877
Hibiya Engineering Ltd.	1,500,000	5,748
Kingspan Group PLC	800,000	3,163
Komai Tekko, Inc.	100,000	215
Kondotec, Inc.	275,000	1,052
Kyushu Fujisash Co. Ltd.	126,000	142
Lafarge Corp.	902,449	24,538
Matsuo Bridge Co. Ltd.	500,000	911
Nichiha Corp.	300,000	1,642
Patrick Industries, Inc. (d)	415,100	2,854
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSTRUCTION & REAL ESTATE - continued
Building Materials - continued
Quixote Corp. (d)	750,000	$ 17,156
Richelieu Hardware Ltd. (a)	22,000	199
ROHN Industries, Inc. (a)	1,900,000	7,897
Watsco, Inc.	255,400	3,026
Watsco, Inc. Class B	17,100	198
		90,059
Construction - 4.7%
Abbey PLC	400,000	1,450
American Homestar Corp. (a)	161,400	35
Aoki Marine Co. Ltd.	126,000	281
Barratt Developments PLC	1,200,000	5,465
Beazer Group PLC (a)	750,000	2,109
Beazer Homes USA, Inc. (a)(d)	496,300	23,773
Bellway PLC	200,000	1,130
Clayton Homes, Inc.	3,700,000	50,875
Crossman Communities, Inc. (a)(d)	1,159,100	30,281
D.R. Horton, Inc.	3,275,050	77,062
Dominion Homes, Inc. (a)(d)	635,800	6,040
Emcor Group, Inc. (a)	190,800	5,323
Henry Boot PLC (d)	1,350,000	4,389
Jacobs Engineering Group, Inc. (a)	1,125,000	53,719
Kaneshita Construction Co. Ltd.	400,000	1,571
M/I Schottenstein Homes, Inc. (d)	880,000	27,280
Matsui Construction Co. Ltd.	400,000	983
Meritage Corp. (a)	202,000	7,365
NCI Building Systems, Inc. (a)(d)	1,267,400	25,982
Oriole Homes Corp. Class B (a)	65,700	76
Orleans Homebuilders, Inc. (a)	165,000	602
Persimmon PLC	350,000	1,433
Southern Energy Homes, Inc. (a)(d)	1,425,100	1,425
Takada Kiko Co. Ltd.	700,000	2,424
Technip SA (e)	50,000	7,001
Volker Wessels Stevin NV (Certificaten Van Aandelen)	425,000	8,498
William Lyon Homes, Inc. (a)	293,100	2,682
Yokogawa Bridge Corp.	1,000,000	2,973
Yokogawa Construction Co. Ltd.	300,000	830
		353,057
Engineering - 1.0%
Anthony & Sylvan Pools Corp. (a)	136,250	1,141
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSTRUCTION & REAL ESTATE - continued
Engineering - continued
Dai-Dan Co. Ltd.	300,000	$ 1,132
Fugro NV	320,000	19,946
Hoan Kogyo Co. Ltd.	500,000	1,010
Japan Engineering Consultants	300,000	485
Kawasaki Setsubi Kogyo Co. Ltd.	200,000	624
Metalrax Group PLC Class L	2,100,000	2,030
Ohba Co. Ltd.	31,000	29
Sanshin Corp.	250,000	327
Sanyo Engineering & Construction, Inc.	900,000	2,436
Stantec, Inc. (a)(d)	810,000	8,189
Taihei Dengyo Kaisha Ltd.	100,000	230
URS Corp. (a)(d)	1,626,500	31,619
		69,198
Real Estate - 0.1%
Chuo Warehouse Co. Ltd.	300,000	1,317
Nagawa Co. Ltd.	825,000	4,289
Savills PLC	100,000	406
Wilshire Oil of Texas (a)	345,300	1,278
		7,290
Real Estate Investment Trusts - 0.3%
AMRESCO Capital Trust, Inc.	246,200	2,493
Banyan Strategic Realty Trust (SBI)	413,100	2,350
Redwood Trust, Inc. (d)	929,900	17,668
		22,511
TOTAL CONSTRUCTION & REAL ESTATE		542,115
DURABLES - 5.7%
Autos, Tires, & Accessories - 2.7%
Arriva PLC	50,000	209
ArvinMeritor, Inc.	1,671,000	24,898
AutoZone, Inc. (a)	2,350,000	61,171
C D Bramall PLC	1,250,000	3,258
D.C. Cook Holdings PLC (d)	2,300,000	0
FCC Co. Ltd.	75,000	683
Federal Screw Works (d)	108,800	4,706
Fuji Oozx, Inc.	200,000	330
Keiiyu Co. Ltd.	100,000	580
Koito Industries Ltd.	1,000,000	2,423
Common Stocks - continued
	Shares	Value (Note 1) (000s)
DURABLES - continued
Autos, Tires, & Accessories - continued
Lithia Motors, Inc. Class A (a)	354,050	$ 5,151
Lufkin Industries, Inc. (d)	343,600	6,528
Monro Muffler Brake, Inc. (a)(d)	647,500	6,273
Murakami Corp. (d)	800,000	4,468
NACCO Industries, Inc. Class A	58,900	3,253
Nissin Shoji Co. Ltd.	250,000	752
O'Reilly Automotive, Inc. (a)	1,033,500	23,254
Owari Precise Products Co. Ltd.	350,000	541
Piolax, Inc. (d)	750,000	4,479
Quicks Group PLC (d)	4,399,998	4,478
Raytech Corp. (a)(d)	323,300	967
Sonic Automotive, Inc. Class A (a)	139,500	942
Strattec Security Corp. (a)(d)	528,700	17,051
Sytner Group PLC	50,000	97
Tachi-S Co. Ltd.	1,000,000	4,511
TBC Corp. (a)(d)	2,122,900	12,472
Tochigi Fuji Industrial Co. Ltd.	600,000	1,036
Transpro, Inc. (d)	660,925	1,619
Uni-Select, Inc.	544,400	3,905
		200,035
Consumer Durables - 0.2%
Blyth, Inc.	459,100	11,849
Lifetime Hoan Corp.	18,500	139
Portmeirion Potteries Holdings PLC	200,000	448
		12,436
Consumer Electronics - 0.8%
Boston Acoustics, Inc.	146,300	2,268
Fossil, Inc. (a)(d)	2,140,000	41,329
Koss Corp. (a)	94,700	2,498
Movado Group, Inc. (d)	950,500	13,188
		59,283
Home Furnishings - 0.7%
Airsprung Furniture Group PLC	975,000	1,156
BMTC Group, Inc. Class A (sub. vtg.) (d)	800,000	5,125
Bush Industries, Inc. Class A. (d)	841,000	12,026
Chromcraft Revington, Inc. (a)	312,900	3,129
Homestyle Group PLC	500,000	2,887
Linens 'N Things, Inc. (a)	200,000	7,152
Nakayamafuku Co. Ltd.	50,000	142
Common Stocks - continued
	Shares	Value (Note 1) (000s)
DURABLES - continued
Home Furnishings - continued
Nippon Filing Co. Ltd.	100,000	$ 361
Samas Groep NV (Certificaten Van Aandelen)	100,000	1,681
Shermag, Inc.	4,300	20
Silentnight Holdings PLC	250,000	648
Stanley Furniture Co., Inc. (a)(d)	700,000	17,850
Tosco Co. Ltd.	400,000	1,193
		53,370
Textiles & Apparel - 1.3%
Decorator Industries, Inc. (d)	250,015	750
Dewhirst (IJ) Group PLC	5,500,000	5,476
Endois PLC	1,500,000	3,895
Hampshire Group Ltd. (a)(d)	411,300	3,907
Impact 21 Co. Ltd.	50,000	442
JLM Couture, Inc. (a)(d)	181,500	363
Jones Apparel Group, Inc. (a)	100,000	3,999
Mohawk Industries, Inc. (a)	100,000	3,150
Nautica Enterprises, Inc. (a)(d)	3,610,000	60,468
Novel Denim Holdings Ltd. (a)(d)	943,000	8,605
Perry Ellis International, Inc. (a)(d)	672,400	4,034
Quaker Fabric Corp. (a)	168,000	977
Tandy Brands Accessories, Inc. (a)(d)	548,900	4,048
		100,114
TOTAL DURABLES		425,238
ENERGY - 5.1%
Coal - 0.0%
RJB Mining PLC	2,457,000	2,716
Energy Services - 1.6%
AKITA Drilling Ltd. Class A (non-vtg.)	863,500	6,252
Australian Oil & Gas Corp. Ltd. (a)	2,214,062	2,207
Bonus Resource Services Corp. (a)	248,832	548
Canadian Crude Separators, Inc. (a)	425,000	1,673
Carbo Ceramics, Inc.	405,000	12,737
Dawson Geophysical Co. (a)(d)	272,500	2,521
IHC Caland NV	70,000	3,344
Kaneb Services, Inc. (a)(d)	2,201,400	13,825
Pe Ben Oilfield Services Ltd. (a)(d)	336,150	785
Peak Energy Services Ltd. (a)	908,100	1,697
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Services - continued
Petroleum Helicopters, Inc. (a)(d)	211,200	$ 2,746
Petroleum Helicopters, Inc. (non-vtg.) (a)	300,000	3,338
Powell Industries, Inc. (a)(d)	867,400	11,547
RPC, Inc. (d)	2,826,400	38,722
Ryan Energy Technologies, Inc. (a)	513,700	668
Superior Energy Services, Inc. (a)	1,000,000	10,438
Total Energy Services Ltd. (a)	357,600	341
Trican Well Service Ltd. (a)	63,700	584
		113,973
Oil & Gas - 3.5%
Adams Resources & Energy, Inc. (d)	421,800	5,736
Berry Petroleum Co. Class A	178,300	2,247
Castle Energy Corp. (d)	1,167,000	8,169
Compton Petroleum Corp. (a)	650,000	1,496
Conoco, Inc. Class B	125,000	3,525
Dorchester Hugoton Ltd. (depositary unit)	401,800	5,525
ENEX Resources Corp. (a)(d)	144,300	451
Foremost Industries, Inc. (a)(d)	517,500	829
Giant Industries, Inc. (a)(d)	901,600	6,843
Gulf Island Fabrication, Inc. (a)	75,000	1,355
Hallwood Energy Corp. (a)(d)	540,628	5,339
Hokuriku Gas Co.	1,500,000	3,931
Holly Corp. (d)	825,000	14,768
Howell Corp. (d)	393,900	4,573
Husky Energy, Inc. (a)	599,963	5,605
Lundin Oil AB (B Shares) (a)	325,000	762
Markwest Hydrocarbon, Inc. (a)(d)	731,800	6,293
Maynard Oil Co. (a)(d)	487,200	8,891
Novus Petroleum Ltd. (a)(d)	12,828,678	12,082
Olympia Energy, Inc. Class A (a)	50,000	82
Penn Virginia Corp.	225,000	6,750
Petroleum Development Corp. (a)(d)	1,623,800	10,758
Post Energy Corp. (a)	81,000	419
Premier Oil PLC (a)	27,500,000	8,456
Prize Energy Corp. (a)	51,900	1,098
ProSafe ASA (a)	60,000	820
Search Energy Corp. (a)	100,000	137
Summit Resources Ltd. (a)	100,000	307
Sunoco, Inc.	575,000	18,400
Swift Energy Co. (a)(d)	1,606,000	55,262
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
UNIFAB International, Inc. (a)	318,700	$ 3,107
Upton Resources, Inc. (a)	125,500	222
USX - Marathon Group	2,070,000	56,635
Ventus Energy Ltd. (a)	102,000	483
Wenzel Downhole Tools Ltd. (a)	764,500	709
		262,065
TOTAL ENERGY		378,754
FINANCE - 14.8%
Banks - 5.0%
Anglo-Irish Bank Corp. PLC	1,500,000	5,074
Bank of The Ozarks, Inc. (d)	304,000	4,351
Canadian Western Bank	504,800	9,095
Cathay Bancorp, Inc.	296,500	18,920
DNB Holding ASA	725,000	3,551
DNB Holding ASA (e)	900,000	4,408
East West Bancorp, Inc.	60,000	1,391
First BanCorp Puerto Rico (d)	2,642,000	66,314
Hamilton Bancorp, Inc. (a)(d)	733,400	5,959
Hanmi Financial Corp. (a)(d)	742,680	14,111
Harleysville National Corp.	42,125	1,606
International Bancshares Corp.	87,500	2,975
Jyske Bank AS (Reg.)	1,050,000	22,080
Laurentian Bank of Canada	1,090,640	20,960
Midtbank AS	10,050	421
National Bank of Canada	1,800,000	34,833
Nordlandsbanken AS	350,000	9,447
Nordvestbank (Reg.)	12,000	1,084
Okobank (A Shares)	500,000	6,463
Pacific Union Bank (a)	313,000	3,404
Ringkjoebing Bank (d)	31,730	2,959
S.Y. Bancorp, Inc.	152,000	3,402
SouthTrust Corp.	1,150,000	51,031
Sparebanken More	50,084	1,095
Sparebanken NOR (primary shares certificates)	750,000	21,184
Sparebanken Rana (d)	40,750	603
Sparebanken Rogaland (capital certificates)	35,000	1,001
Sterling Bancorp, New York (d)	757,751	15,913
Sydbank AS	315,000	13,603
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Banks - continued
Texas Regional Bancshares, Inc. Class A	21,500	$ 708
UCBH Holdings, Inc.	400,000	19,475
Yardville National Bancorp (d)	399,000	5,312
		372,733
Credit & Other Finance - 1.4%
Ace Cash Express, Inc. (a)	109,900	1,381
Aeon Credit Service (ASIA) Co. Ltd.	3,033,000	1,040
Amagerbanken AS	30,000	1,277
Amtsspar Fyn Holding AS	35,000	1,599
Doral Financial Corp. (d)	2,250,000	56,109
First Bancorp, North Carolina	142,000	2,716
Home Capital Group Class B (sub. vtg.)	446,400	1,787
JCG Holdings Ltd.	18,448,000	10,289
London Forfaiting Co. PLC (a)	650,000	371
Surrey Metro Savings Credit Union (non-vtg.)	565,000	5,444
Takefuji Corp.	135,000	9,872
Triad Guaranty, Inc. (a)	337,500	9,661
WSFS Financial Corp.	147,300	1,933
		103,479
Insurance - 7.7%
American Physicians Capital, Inc. (a)(d)	658,900	13,178
Amerus Group Co.	877,200	26,053
Capitol Transamerica Corp.	56,000	721
Commerce Group, Inc.	480,000	12,528
Cotton State Life & Health Insurance Co. (d)	602,300	6,211
E.W. Blanch Holdings, Inc.	470,000	6,110
Farm Family Holdings, Inc. (a)(d)	360,000	15,646
FBL Financial Group, Inc. Class A	54,500	940
Financial Industries Corp. (d)	341,000	3,112
Fortune Financial, Inc. (a)	28,700	57
FPIC Insurance Group, Inc. (a)	473,500	5,978
HCC Insurance Holdings, Inc.	500,000	11,250
Healthcare Recoveries, Inc. (a)(d)	1,112,500	3,824
Hub International Ltd.	10,000	90
Independence Holding Co.	142,100	1,847
Independent Insurance PLC	700,000	3,869
Intercontinental Life Corp. (a)(d)	878,200	8,892
IPC Holdings Ltd. (d)	2,503,000	54,753
Markel Corp. contingent value rights (a)	126,247	742
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Insurance - continued
MEEMIC Holdings, Inc. (a)	164,100	$ 3,938
MetLife, Inc.	2,150,000	70,563
MIIX Group, Inc. (d)	746,700	6,377
Miller Fisher Group PLC (a)	100,000	34
Mutual Risk Management Ltd.	1,250,000	16,388
National Western Life Insurance Co. Class A (a)(d)	211,100	22,598
Nymagic, Inc.	258,300	4,621
PAULA Financial (d)	591,800	888
Philadelphia Consolidated Holding Corp. (a)(d)	1,098,300	31,851
PMI Group, Inc.	1,000,000	56,490
Professionals Group, Inc. (a)	155,415	3,827
Protective Life Corp.	1,550,000	45,570
PXRE Group Ltd. (d)	1,181,063	20,314
RenaissanceRe Holdings Ltd.	667,800	50,185
Stirling Cooke Brown Holdings Ltd. (d)	942,000	1,236
Trenwick Group Ltd. (d)	1,795,400	43,718
UICI (a)(d)	2,635,600	21,744
		576,143
Savings & Loans - 0.4%
American Bank of Connecticut	120,100	2,606
Berkshire Hills Bancorp, Inc.	457,100	7,771
BostonFed Bancorp, Inc.	23,800	500
Fidelity Bancorp, Inc., Pennsylvania	44,000	591
First Bell Bancorp, Inc.	58,500	874
First Federal Bankshares, Inc.	209,000	2,142
First Mutual Bancshares, Inc.	154,300	2,093
Great Southern Bancorp, Inc.	1,000	18
Hawthorne Financial Corp. (a)(d)	295,000	4,609
Independence Federal Savings Bank (d)	120,700	1,418
Local Financial Corp. (a)	280,200	3,765
North Central Bancshares, Inc.	78,500	1,555
Parkvale Financial Corp.	134,000	3,166
Ringerikes Sparebank	20,950	346
Waypoint Financial Corp. (a)	100,000	1,113
		32,567
Securities Industry - 0.3%
Daiko Shoken Business Co. Ltd.	100,000	327
Globaly Corp.	150,000	1,663
Ichiyoshi Securities Co. Ltd.	100,000	393
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Securities Industry - continued
MFC Bancorp Ltd. (a)(d)	763,800	$ 6,445
Norvestia Oyj (B Shares)	240,000	2,846
Refac (a)(d)	294,200	824
W.P. Stewart & Co. Ltd.	250,000	6,663
		19,161
TOTAL FINANCE		1,104,083
HEALTH - 8.7%
Drugs & Pharmaceuticals - 1.1%
Alpharma, Inc. Class A	300,000	11,100
Embrex, Inc. (a)(d)	697,400	10,505
Fuji Pharmaceutical Co. Ltd.	100,000	277
Herbalife International, Inc.:
Class A	1,037,500	8,754
Class B (non-vtg.)	2,010,500	14,859
Mylan Laboratories, Inc.	250,000	5,838
Nature's Sunshine Products, Inc. (d)	1,659,900	11,619
Serologicals Corp. (a)	550,000	10,038
Theragenics Corp. (a)(d)	1,500,000	10,590
		83,580
Medical Equipment & Supplies - 3.5%
Biomet, Inc.	2,410,000	81,187
Colorado Medtech, Inc. (a)	74,600	310
CONMED Corp. (a)	54,000	1,053
Datascope Corp.	98,000	3,602
Del Global Technologies Corp. (a)(d)	786,100	2,358
DENTSPLY International, Inc.	250,000	8,641
Elscint Ltd. (d)	1,375,000	6,009
ESC Medical Systems Ltd. (a)	1,100,000	16,913
Exactech, Inc. (a)(d)	408,000	7,344
Hokuyaku, Inc.	250,000	795
HPSC, Inc. (a)	168,800	1,097
ICU Medical, Inc. (a)(d)	807,700	22,717
Invacare Corp.	141,500	4,684
Kensey Nash Corp. (a)	307,200	3,341
Medstone International, Inc. (a)(d)	561,200	3,613
Minntech Corp.	49,400	382
Moulin International Holding Ltd.	8,047,665	650
Nakanishi, Inc. (a)	75,000	1,353
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Medical Equipment & Supplies - continued
Ocular Sciences, Inc. (a)(d)	1,750,000	$ 26,906
Orthofix International NV (a)(d)	983,447	21,451
Osteotech, Inc. (a)	635,600	4,052
Respironics, Inc. (a)	1,358,100	35,141
Utah Medical Products, Inc. (a)(d)	758,800	7,209
		260,808
Medical Facilities Management - 4.1%
Canadian Medical Laboratories Ltd. (a)	524,800	6,654
Corvel Corp. (a)(d)	750,000	26,531
Dynacq International, Inc. (a)	21,900	350
HEALTHSOUTH Corp. (a)	1,500,000	22,425
Horizon Health Corp. (a)(d)	674,400	4,721
Lincare Holdings, Inc. (a)	300,000	15,019
Meadowbrook Insurance Group, Inc.	153,700	1,022
National Dentex Corp. (a)(d)	241,400	4,858
National Healthcare Corp. (d)	890,300	8,013
Orthodontic Centers of America, Inc. (a)	100,000	2,276
PacifiCare Health Systems, Inc. (a)(d)	2,300,000	55,919
Ramsay Health Care Ltd.	600,000	644
RehabCare Group, Inc. (a)(d)	1,000,000	36,750
Renal Care Group, Inc. (a)	1,025,000	26,714
Res-Care, Inc. (a)(d)	1,764,800	10,479
U.S. Oncology, Inc. (a)	1,800,000	15,413
Universal Health Services, Inc. Class B (a)	850,000	69,615
		307,403
TOTAL HEALTH		651,791
HOLDING COMPANIES - 0.7%
DCC PLC (d):
(Ireland)	1,150,000	12,171
(United Kingdom)	3,200,000	33,620
Perry Group PLC (d)	2,200,000	3,853
TOTAL HOLDING COMPANIES		49,644
INDUSTRIAL MACHINERY & EQUIPMENT - 4.0%
Electrical Equipment - 1.8%
Aichi Electric Co. Ltd.	1,000,000	1,985
American Power Conversion Corp. (a)	1,500,000	24,563
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Electrical Equipment - continued
Astronics Corp. (d)	486,150	$ 7,231
Astronics Corp. Class B (a)	43,215	573
AZZ, Inc. (d)	493,900	8,885
Bairnco Corp. (d)	900,900	6,622
Blick PLC	1,212,500	4,084
Blonder Tongue Laboratories, Inc. (a)	263,900	950
BMC Industries, Inc.	697,800	3,573
C&D Technologies, Inc.	575,000	31,913
Chase Corp. (d)	399,300	5,291
Cobra Electronics Corp. (a)(d)	616,600	4,046
Denyo Co. Ltd.	250,000	1,136
Genlyte Group, Inc. (a)(d)	717,500	17,399
Inaba Denkisangyo Co. Ltd.	750,000	8,371
Pressac PLC	100,000	171
Rofin Sinar Technologies, Inc. (a)	113,500	1,135
Scientific Technologies, Inc.	167,000	1,253
Sigmatron International, Inc. (a)(d)	220,000	330
Yurtec Corp.	1,150,000	3,399
		132,910
Industrial Machinery & Equipment - 2.2%
Axcelis Technologies, Inc.	1,200,000	13,425
Baldwin Technology Co., Inc. Class A (a)	254,700	471
Chart Industries, Inc. (a)	285,200	1,497
DT Industries, Inc. (a)(d)	536,500	1,677
Engineered Support Systems, Inc. (d)	479,300	13,001
Fansteel, Inc. (a)(d)	869,900	4,341
Fukushima Industries Corp.	19,000	98
Gardner Denver Machinery, Inc. (a)(d)	1,385,900	24,129
Gehl Co. (a)(d)	635,000	9,684
Graco, Inc.	126,700	4,785
Hardinge, Inc.	242,500	3,077
Hirsch International Corp. Class A (a)(d)	681,500	724
Hughes Supply, Inc.	773,300	13,463
IDEX Corp.	1,200,000	36,408
Ionics, Inc. (a)	15,500	448
Linx Printing Technology	550,361	3,143
Oilgear Co. (d)	196,900	2,018
P&F Industries, Inc. Class A (a)(d)	351,900	2,397
Quipp, Inc. (a)	63,000	1,630
SAES Getters Spa sponsored ADR	1,120,000	9,800
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Industrial Machinery & Equipment - continued
Sansei Transport	800,000	$ 2,062
Shin Nippon Machinery Co. Ltd.	400,000	516
Speizman Industries, Inc. (a)	101,500	95
Stewart & Stevenson Services, Inc.	250,000	6,281
TB Wood's Corp. (d)	372,000	2,846
Twin Disc, Inc. (d)	265,800	3,748
Wakita & Co. Ltd.	850,000	1,899
		163,663
Pollution Control - 0.0%
Roy F. Weston, Inc. Class A (a)(d)	682,300	3,156
Scherer Healthcare, Inc. (a)(d)	349,500	1,398
		4,554
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		301,127
MEDIA & LEISURE - 6.0%
Broadcasting - 0.7%
CanWest Global Communications Corp. (sub. vtg.)	1,000,006	9,709
Chubu-Nippon Broadcasting Co. Ltd.	50,000	387
Cogeco Cable, Inc.	862,200	19,245
P4 Radio Hele Norge ASA	450,000	2,358
Prime Television Ltd.	1,000,000	914
SMG PLC	1,000,000	3,456
Southern Cross Broadcasting Australia Ltd.	835,332	4,808
TVA Group, Inc. Class B	1,008,900	9,694
		50,571
Entertainment - 0.2%
Alliance Atlantis Communications Corp. Class B (non-vtg.) (a)	213,800	2,889
Allied Leisure PLC	250,000	344
Bally Total Fitness Holding Corp. (a)	55,000	1,656
Lakes Gaming, Inc. (a)(d)	1,038,700	10,452
MTR Gaming Group, Inc. (a)	431,100	2,775
Shingakukai Co.	200,000	534
		18,650
Leisure Durables & Toys - 0.1%
Gametech International, Inc. (a)	409,500	1,587
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Leisure Durables & Toys - continued
K2, Inc. (a)	149,700	$ 1,243
National R.V. Holdings, Inc. (a)(d)	516,100	6,998
		9,828
Lodging & Gaming - 0.3%
Anchor Gaming (a)	200,000	10,650
Dover Downs Entertainment, Inc.	125,700	1,540
Hanover International PLC	629,070	921
Jurys Doyle Hotel Group PLC (Ireland)	350,000	3,229
Ryan Hotels PLC	2,786,547	2,530
ShoLodge, Inc. (a)(d)	333,700	1,606
Sun International Hotels Ltd. (a)	50,000	1,125
WMS Industries, Inc. (a)	85,500	1,711
		23,312
Publishing - 0.4%
Fine Art Developments PLC Class L	400,000	1,297
Informa Group PLC	400,000	3,204
Johnston Press PLC	1,600,000	7,099
Roto Smeets de Boer NV	165,000	5,409
Sanoma-WSOY Oyj (B Shares)	670,500	7,787
Topps Co., Inc. (a)	362,800	3,447
VLT AB (B Shares)	200,000	1,880
		30,123
Restaurants - 4.3%
Applebee's International, Inc. (d)	2,025,000	66,066
ARK Restaurants Corp. (a)(d)	295,000	1,918
Ask Central PLC	75,000	203
Benihana, Inc. (a)(d)	347,400	3,561
Benihana, Inc. Class A (a)(d)	266,800	2,801
Consolidated Products, Inc. (a)	1,092,700	8,184
Elxsi Corp. (a)(d)	232,700	2,385
Enterprise Inns PLC	175,000	1,115
Flanigans Enterprises, Inc. (d)	195,000	780
IHOP Corp. (a)(d)	2,000,000	47,000
Morton's Restaurant Group, Inc. (a)(d)	360,000	8,118
Outback Steakhouse, Inc. (a)	3,700,000	85,655
Papa John's International, Inc. (a)	828,740	19,786
Ryan's Family Steak Houses, Inc. (a)	350,000	3,238
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Restaurants - continued
Sonic Corp. (a)(d)	2,877,500	$ 66,362
Sportscene Restaurants, Inc. Class A (d)	133,300	489
		317,661
TOTAL MEDIA & LEISURE		450,145
NONDURABLES - 3.3%
Agriculture - 0.2%
IAWS Group PLC:
(Ireland)	1,450,000	9,506
(United Kingdom) (Reg.)	500,000	3,075
Sylvan, Inc. (a)(d)	333,700	3,254
		15,835
Beverages - 0.1%
Mikuni Coca Cola Bottling Co.	25,000	249
National Beverage Corp. (a)	331,000	3,145
Shikoku Coca-Cola Bottling Co. Ltd.	200,000	1,684
		5,078
Foods - 0.6%
American Italian Pasta Co. Class A (a)	344,200	11,445
Cagle's, Inc. Class A (d)	384,900	4,157
Kerry Group PLC Class A	375,000	4,742
Monterey Pasta Co. (a)	600,000	3,975
Riviana Foods, Inc. (d)	864,000	15,876
Shoei Foods Corp.	250,000	965
Snackhouse PLC	1,775,000	734
Suprema Specialties, Inc. (a)(d)	516,100	4,871
		46,765
Household Products - 0.4%
Comany, Inc.	8,000	29
CPAC, Inc. (d)	577,200	3,752
Del Laboratories, Inc.	183,295	1,824
DSG International Ltd. (a)(d)	512,500	2,082
Helen of Troy Corp. (a)(d)	2,837,800	16,317
IWP International PLC:
(Dublin) (Reg.)	250,000	421
(United Kingdom) (Reg.)	700,000	1,128
Common Stocks - continued
	Shares	Value (Note 1) (000s)
NONDURABLES - continued
Household Products - continued
Stephan Co. (d)	453,500	$ 1,361
Swallowfield PLC	200,000	269
		27,183
Tobacco - 2.0%
DIMON, Inc.	663,400	3,980
Gallaher Group PLC sponsored ADR	3,000,000	66,750
RJ Reynolds Tobacco Holdings, Inc.	1,125,000	59,569
Standard Commercial Corp. (d)	1,286,300	11,191
UST, Inc.	400,000	10,200
		151,690
TOTAL NONDURABLES		246,551
PRECIOUS METALS - 0.4%
Industrias Penoles SA	4,600,000	3,789
Normandy Mt. Leyshon Ltd.	1,100,000	466
Orogen Minerals Ltd. (d)	21,132,176	15,945
Orogen Minerals Ltd. GDR (e)	265,000	1,921
Richmont Mines, Inc. (a)(d)	1,163,700	1,048
Sons of Gwalia NL	1,787,652	7,210
TOTAL PRECIOUS METALS		30,379
RETAIL & WHOLESALE - 8.2%
Apparel Stores - 3.1%
AnnTaylor Stores Corp. (a)	46,000	1,350
Cato Corp. Class A	150,000	2,663
Chico's FAS, Inc. (a)	240,000	7,905
Christopher & Banks Corp. (a)	350,000	14,678
Claire's Stores, Inc.	1,500,000	29,640
Footstar, Inc. (a)(d)	1,000,400	41,216
Goldlion Holdings Ltd.	1,000,000	49
Goody's Family Clothing, Inc. (a)	217,500	1,128
Kenneth Cole Productions, Inc. Class A (a)	500,000	19,625
Le Chateau, Inc. Class A (sub. vtg.) (d)	192,900	380
New Look Group PLC (e)	950,000	974
One Price Clothing Stores, Inc. (a)(d)	1,048,900	787
Ross Stores, Inc.	3,000,000	68,625
Shirmax Fashions Ltd. (a)	512,100	786
The Childrens Place Retail Stores, Inc. (a)	150,000	3,572
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - continued
Apparel Stores - continued
The Men's Wearhouse, Inc. (a)	915,000	$ 28,987
United Retail Group, Inc. (a)(d)	842,900	5,900
Wilsons Leather Experts, Inc. (a)	45,000	757
		229,022
Drug Stores - 0.6%
Jean Coutu Group, Inc. Class A (d)	3,071,400	44,782
General Merchandise Stores - 1.7%
Arnotts PLC	100,387	644
BJ's Wholesale Club, Inc. (a)	1,800,000	76,950
Daiwa Co. Ltd.	300,000	516
Freds, Inc. Class A	67,400	1,542
Hot Topic, Inc. (a)	600,000	15,938
Jo-Ann Stores, Inc.:
Class A (a)	364,500	2,041
Class B (non-vtg.) (a)	1,093,100	4,591
Ministop Co. Ltd.	25,000	446
Shopko Stores, Inc. (a)(d)	2,527,700	27,779
		130,447
Grocery Stores - 0.8%
Iceland Group PLC	3,433,400	7,441
Metro, Inc. Class A (d)	3,200,000	45,376
Schultz Sav-O Stores, Inc. (d)	417,600	4,776
Somerfield PLC	1,000,000	1,464
Village Super Market, Inc. Class A (a)	22,600	325
Whittard of Chelsea PLC (a)	253,950	106
Yaoko Co. Ltd.	10,000	103
		59,591
Retail & Wholesale, Miscellaneous - 2.0%
Advanced Marketing Services, Inc.	610,000	11,895
Alberto-Culver Co. Class A	143,300	4,571
Blair Corp. (d)	800,700	16,014
Brookstone Co., Inc. (a)(d)	759,600	11,299
Coldwater Creek, Inc. (a)	218,400	8,487
Cole National Corp. Class A (a)(d)	1,082,800	9,518
Farepak PLC	1,650,000	5,364
Finish Line, Inc. Class A (a)(d)	1,891,700	13,005
Finlay Enterprises, Inc. (a)(d)	1,042,200	12,637
Friedmans, Inc. Class A (d)	1,343,700	9,406
Gadzooks, Inc. (a)	364,900	7,093
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - continued
Retail & Wholesale, Miscellaneous - continued
Guitar Center, Inc. (a)	375,000	$ 5,813
Heiton Holdings PLC	350,000	1,151
Johnson Outdoors, Inc. Class A (a)	122,900	745
Partridge Fine Arts PLC	140,000	139
Pier 1 Imports, Inc.	1,500,000	16,665
Rex Stores Corp. (a)(d)	658,300	13,100
Sound Advice, Inc. (a)	188,000	1,504
Whitehall Jewellers, Inc. (a)	107,200	895
		149,301
Trading Companies - 0.0%
Mitani Sangyo Co. Ltd.	100,000	331
TOTAL RETAIL & WHOLESALE		613,474
SERVICES - 3.9%
Advertising - 0.3%
R.H. Donnelley Corp. (a)	1,094,500	26,651
Educational Services - 0.1%
New Horizons Worldwide, Inc. (a)	135,870	2,055
Up, Inc. (d)	450,000	1,230
Wao Corp. (d)	450,000	1,040
		4,325
Leasing & Rental - 0.2%
Aaron Rents, Inc.	540,500	9,086
Aaron Rents, Inc. Class A	18,000	270
Nishio Rent All Co. Ltd.	500,000	2,986
Rainbow Rentals, Inc. (a)	191,900	1,271
		13,613
Printing - 0.9%
Pubco Corp. (a)(d)	319,500	2,157
Reynolds & Reynolds Co. Class A	2,975,000	62,773
Wyndeham Press Group PLC	625,000	2,023
		66,953
Services - 2.4%
AHL Services, Inc. (a)	122,100	1,175
Business Post Group PLC	25,000	86
Caldwell Partners International, Inc. Class A (non-vtg.)	137,700	163
Chodai Co. Ltd.	200,000	679
COMTEX News Network, Inc. (a)	195,000	512
Common Stocks - continued
	Shares	Value (Note 1) (000s)
SERVICES - continued
Services - continued
Cornell Companies, Inc. (a)	276,000	$ 1,863
Diversified Corporate Resources, Inc. (a)(d)	277,700	944
Edgewater Technology, Inc. (a)	358,382	1,938
FYI, Inc. (a)	236,700	7,752
Hall Kinion & Associates, Inc. (a)	45,000	945
Holidaybreak PLC	290,800	1,469
Hunting Group PLC	1,250,000	2,938
Insurance Auto Auctions, Inc. (a)	536,000	5,930
Jenny Craig, Inc. (a)	767,100	1,105
MarchFirst, Inc. (a)	2,000,000	6,688
National Processing, Inc. (a)	165,200	2,751
NOVA Corp.	75,000	1,388
Personnel Group of America, Inc. (a)	1,000,000	2,850
Pittston Co. - Brinks Group (d)	3,000,000	62,430
Pre-Paid Legal Services, Inc. (a)	532,500	10,725
Profit Recovery Group International, Inc. (a)	1,282,000	8,814
Programming & Systems, Inc. (a)(d)	313,300	0
RCM Technologies, Inc. (a)(d)	767,200	4,795
Regis Corp.	95,000	1,336
RemedyTemp, Inc. Class A (a)(d)	722,800	8,177
Right Management Consultants, Inc. (a)(d)	673,000	12,030
RTW, Inc. (a)	167,600	524
Source Information Management Co. (a)	545,800	3,036
StarTek, Inc. (a)	70,500	1,297
Steiner Leisure Ltd. (a)	166,600	2,811
Tanabe Management Consulting Co.	200,000	686
Thomas Group (a)	74,400	516
Velcro Industries NV	30,500	376
Viad Corp.	800,000	19,000
Watson Wyatt & Co. Holdings	200,000	4,160
Wesco, Inc.	200,000	447
		182,336
TOTAL SERVICES		293,878
TECHNOLOGY - 14.4%
Communications Equipment - 0.6%
Cable Design Technologies Corp. (a)	977,500	20,185
KTK Telecommunications Engineering Co. Ltd.	105,000	364
Kyosan Electric Manufacturing Co. Ltd.	500,000	988
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Communications Equipment - continued
LoJack Corp. (a)	194,500	$ 1,483
Perceptron, Inc. (a)	300,700	470
Silent Witness Enterprises Ltd. (a)	162,300	1,191
Tut Systems, Inc. (a)	86,820	684
XETA Technologies, Inc. (a)	164,300	1,889
Xircom, Inc. (a)	850,000	20,825
		48,079
Computer Services & Software - 5.2%
Affiliated Computer Services, Inc. Class A (a)	1,075,000	68,800
Ansys, Inc. (a)	308,700	3,280
Avant! Corp. (a)(d)	3,112,500	61,861
Black Box Corp. (a)(d)	1,346,700	96,962
Corsair Communictions, Inc. (a)	475,000	3,800
Cotelligent, Inc. (a)	347,800	390
Cysive, Inc. (a)	425,400	2,845
Daitec Co. Ltd.	425,200	3,873
Data Research Associates, Inc.	99,000	619
Dendrite International, Inc. (a)	200,000	3,750
DSET Corp. (a)(d)	1,145,000	4,294
Electronics for Imaging, Inc. (a)	1,600,000	36,700
Infinium Software, Inc. (a)	30,000	64
Information Resources, Inc. (a)	179,800	854
InfoUSA, Inc. (a)(d)	3,216,500	12,464
Integrated Measurement Systems, Inc. (a)	5,000	63
JDA Software Group, Inc. (a)	700,000	7,613
Mapics, Inc. (a)	789,400	6,957
Meta Group, Inc. (a)	228,200	1,441
NEON Systems, Inc. (a)	173,800	1,390
Ontrack Data International, Inc. (a)	360,000	3,060
Phoenix Technologies Ltd. (a)	300,000	5,587
Prophet 21, Inc. (a)	128,500	996
Remedy Corp. (a)	1,000,000	26,250
RWD Technologies, Inc. (a)	170,500	810
SAGA Systems, Inc. (a)	300,000	3,444
SPSS, Inc. (a)(d)	796,800	17,629
T/R Systems, Inc.	105,000	807
Technology Solutions, Inc.	400,000	1,325
Timberline Software Corp.	357,100	1,540
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computer Services & Software - continued
Unigraphics Solutions, Inc. Class A (a)(d)	520,000	$ 10,031
Viant Corp. (a)	300,000	1,388
		390,887
Computers & Office Equipment - 4.5%
Amplicon, Inc.	546,300	5,122
Avocent Corp. (a)	150,000	4,650
CDW Computer Centers, Inc. (a)	2,100,000	82,950
Dataram Corp. (a)	263,500	4,315
GTSI Corp. (a)	353,400	1,380
Insight Enterprises, Inc. (a)	1,835,000	54,247
Kronos, Inc. (a)(d)	700,000	27,781
Maezawa Kasei Industries Co. Ltd.	240,000	2,312
Nam Tai Electronics, Inc.	269,500	4,497
Pomeroy Computer Resources, Inc. (a)(d)	1,257,700	22,088
SBE, Inc. (a)	92,700	510
SBS Technologies, Inc. (a)(d)	925,000	31,450
ScanSource, Inc. (a)	65,500	2,780
Scribona AB (B Shares)	100,000	196
SED International Holdings, Inc. (a)(d)	960,000	1,080
Tech Data Corp. (a)	1,200,000	43,275
Zebra Technologies Corp.:
Class A (a)	360,000	20,048
Class B (a)	500,000	27,844
		336,525
Electronic Instruments - 0.5%
BTU International, Inc. (a)(d)	660,700	6,401
Cohu, Inc.	462,500	8,730
GenRad, Inc. (a)	130,000	1,547
Hurco Companies, Inc. (a)(d)	364,028	1,297
Intest Corp. (a)(d)	831,400	8,158
Mesa Laboratories, Inc. (a)(d)	297,100	1,875
MOCON, Inc.	141,700	1,036
Reliability, Inc. (a)(d)	666,700	2,417
Toko Seiki Co. Ltd. (a)	250,000	526
Wireless Telecom Group, Inc. (a)(d)	1,270,800	3,939
		35,926
Electronics - 3.6%
Bel Fuse, Inc.:
Class A (a)	145,400	5,507
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Electronics - continued
Bel Fuse, Inc.: - continued
Class B	90,000	$ 3,392
Bergman & Beving AB (B Shares)	125,000	1,479
Daidensha Co. Ltd.	100,000	507
Dallas Semiconductor Corp.	2,650,000	98,502
Diodes, Inc. (a)(d)	553,800	7,442
Elec & Eltek International Co. Ltd.	250,000	755
Elec & Eltek International Holdings Ltd.	6,000,000	685
Esterline Technologies Corp. (a)	142,000	3,515
Fairchild Semiconductor International, Inc. Class A (a)	1,000,000	18,400
General Semiconductor, Inc. (a)(d)	3,679,000	41,352
Griffon Corp. (a)(d)	2,335,300	15,763
Kingboard Chemical Holdings Ltd.	7,980,000	3,811
Micro Linear Corp. (a)	567,500	2,022
NU Horizons Electronics Corp. (a)	177,500	2,296
Siliconix, Inc. (a)	1,000,000	30,875
Stoneridge, Inc. (a)	749,100	5,416
Taitron Components, Inc. Class A (a)(d)	376,500	1,082
Techtronic Industries Co.	7,500,000	1,529
TT Group PLC	4,200,000	10,640
Vishay Intertechnology, Inc. (a)	445,000	9,701
Wong's International Holdings Ltd.	10,000,000	3,302
		267,973
TOTAL TECHNOLOGY		1,079,390
TRANSPORTATION - 2.0%
Air Transportation - 0.2%
America West Holding Corp. Class B (a)	251,500	3,093
Mercury Air Group, Inc. (a)(d)	327,540	1,883
Transat AT, Inc. (a)	110,000	712
World Fuel Services Corp. (d)	1,249,906	11,612
		17,300
Railroads - 0.1%
Genesee & Wyoming, Inc. Class A (a)(d)	226,200	6,107
Shipping - 0.1%
Farstad Shipping ASA	850,000	3,243
Isewan Terminal Service Co. Ltd.	1,000,000	2,105
Meiko Transportation Co. Ltd.	500,000	1,353
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TRANSPORTATION - continued
Shipping - continued
Ocean Wilsons Holdings Ltd.	600,000	$ 808
Tokyo Kisen Co. Ltd.	500,000	1,310
		8,819
Trucking & Freight - 1.6%
Arkansas Best Corp. (a)	635,900	13,076
Arnold Industries, Inc.	1,005,000	20,603
Baltrans Holdings Ltd.	5,000,000	878
Covenant Transport, Inc. Class A (a)	191,700	2,995
Daiwa Logistics Co. Ltd.	300,000	1,031
Goodfellow, Inc. (d)	418,000	2,594
Japan Logistic Systems Corp.	300,000	740
Knights Transportation, Inc. (a)	114,100	2,781
Landstar System, Inc. (a)	150,000	10,050
Marten Transport Ltd. (a)(d)	447,700	5,820
Old Dominion Freight Lines, Inc. (a)(d)	831,200	8,208
P.A.M. Transportation Services, Inc. (a)(d)	462,600	4,163
Trancom Co. Ltd. (d)	520,000	1,631
USFreightways Corp.	1,215,000	44,955
		119,525
TOTAL TRANSPORTATION		151,751
UTILITIES - 0.8%
Electric Utility - 0.2%
Bangor Hydro-Electric Co.	303,100	7,835
Central Vermont Public Service Corp.	215,300	2,928
Green Mountain Power Corp.	112,700	1,971
Maine Public Service Co.	65,100	1,536
		14,270
Gas - 0.4%
Atmos Energy Corp.	224,200	5,486
Atrion Corp. (a)	10,000	146
Midcoast Energy Resources, Inc. (d)	700,025	14,715
Otaki Gas Co. Ltd.	500,000	1,319
Southwestern Energy Co.	931,400	8,401
		30,067
Telephone Services - 0.1%
Atlantic Tele-Network, Inc. (d)	498,220	5,505
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Water - 0.1%
Brockhampton Holdings PLC Class A (non-vtg.)	4,790,000	$ 6,804
TOTAL UTILITIES		56,646
TOTAL COMMON STOCKS (Cost $5,275,806)		6,645,901
Convertible Preferred Stocks - 0.0%

FINANCE - 0.0%
Credit & Other Finance - 0.0%
Peak Trends Trust $1.4175 (Cost $881)	125,800	969
Convertible Bonds - 0.3%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
HEALTH - 0.0%
Medical Facilities Management - 0.0%
Res-Care, Inc. 6% 12/1/04	B3	$ 3,455	1,831
TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Aspect Telecommunications Corp. 0% 8/10/18	B-	50,000	11,938
Efficient Networks, Inc. 5% 3/15/05	CCC+	7,700	4,620
Natural MicroSystems Corp. 5% 10/15/05	CCC+	5,000	2,675
Trans Lux Corp. 7.5% 12/1/06	-	500	363
			19,596
TOTAL CONVERTIBLE BONDS (Cost $19,298)			21,427
Cash Equivalents - 11.6%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.67%, dated 1/31/01 due 2/1/01	$ 2,716	$ 2,716
	Shares
Fidelity Cash Central Fund, 6.14% (c)	839,907,609	839,908
Fidelity Securities Lending Cash Central Fund, 6.11% (c)	21,154,625	21,155
TOTAL CASH EQUIVALENTS (Cost $863,779)		863,779
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $6,159,764)		7,532,076
NET OTHER ASSETS - (0.8)%		(56,768)
NET ASSETS - 100%		$ 7,475,308
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $14,304,000 or 0.2% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.8%
Canada	3.7
United Kingdom	2.7
Bermuda	2.4
Japan	1.3
Ireland	1.1
Others (individually less than 1%)	5.0
100.0%
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $6,162,618,000. Net unrealized appreciation aggregated $1,369,458,000, of which $2,166,303,000 related to appreciated investment securities and $796,845,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $2,716) (cost $6,159,764) - See accompanying schedule		$ 7,532,076
Cash		1
Foreign currency held at value (cost $57)		58
Receivable for investments sold		33,645
Receivable for fund shares sold		20,168
Dividends receivable		2,107
Interest receivable		4,479
Redemption fees receivable		4
Other receivables		258
Total assets		7,592,796
Liabilities
Payable for investments purchased	$ 79,115
Payable for fund shares redeemed	10,783
Accrued management fee	4,998
Other payables and accrued expenses	1,437
Collateral on securities loaned, at value	21,155
Total liabilities		117,488
Net Assets		$ 7,475,308
Net Assets consist of:
Paid in capital		$ 5,831,967
Distributions in excess of net investment income		(360)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		271,392
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,372,309
Net Assets, for 303,109 shares outstanding		$ 7,475,308
Net Asset Value and redemption price per share ($7,475,308 ÷ 303,109 shares)		$24.66
Maximum offering price per share (100/97.00 of $24.66)		$25.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends (including $9,891 received from affiliated issuers)		$ 32,429
Interest		21,675
Security lending		306
Total income		54,410
Expenses
Management fee Basic fee	$ 20,303
Performance adjustment	3,227
Transfer agent fees	7,733
Accounting and security lending fees	362
Non-interested trustees' compensation	8
Custodian fees and expenses	285
Registration fees	115
Audit	31
Legal	10
Miscellaneous	17
Total expenses before reductions	32,091
Expense reductions	(542)	31,549
Net investment income		22,861
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $45,367 on sales of investments in affiliated issuers)	470,897
Foreign currency transactions	1,473	472,370
Change in net unrealized appreciation (depreciation) on:
Investment securities	722,790
Assets and liabilities in foreign currencies	10	722,800
Net gain (loss)		1,195,170
Net increase (decrease) in net assets resulting from operations		$ 1,218,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2001 Unaudited)	Year ended July 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 22,861	$ 37,499
Net realized gain (loss)	472,370	908,615
Change in net unrealized appreciation (depreciation)	722,800	(731,673)
Net increase (decrease) in net assets resulting from operations	1,218,031	214,441
Distributions to shareholders From net investment income	(43,099)	(46,312)
From net realized gain	(891,294)	(370,020)
Total distributions	(934,393)	(416,332)
Share transactions Net proceeds from sales of shares	844,774	1,073,395
Reinvestment of distributions	899,707	398,565
Cost of shares redeemed	(633,559)	(2,892,892)
Net increase (decrease) in net assets resulting from share transactions	1,110,922	(1,420,932)
Redemption fees	458	1,209
Total increase (decrease) in net assets	1,395,018	(1,621,614)
Net Assets
Beginning of period	6,080,290	7,701,904
End of period (including under (over) distributions of net investment income of $(360) and $23,907, respectively)	$ 7,475,308	$ 6,080,290
Other Information Shares
Sold	36,377	46,989
Issued in reinvestment of distributions	39,947	17,839
Redeemed	(27,335)	(128,080)
Net increase (decrease)	48,989	(63,252)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2001	Years ended July 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 23.93	$ 24.27	$ 25.87	$ 25.20	$ 19.87	$ 19.25
Income from Invest- ment Operations
Net investment income	.08 D	.13 D	.12 D	.29 D	.30 D	.26
Net realized and unrealized gain (loss)	4.24	.87	.42	2.24	6.93	1.83
Total from investment operations	4.32	1.00	.54	2.53	7.23	2.09
Less Distributions
From net investment income	(.16)	(.15)	(.20)	(.28)	(.24)	(.23)
From net realized gain	(3.43)	(1.19)	(1.94)	(1.58)	(1.66)	(1.24)
Total distributions	(3.59)	(1.34)	(2.14)	(1.86)	(1.90)	(1.47)
Net asset value, end of period	$ 24.66	$ 23.93	$ 24.27	$ 25.87	$ 25.20	$ 19.87
Total Return B, C	19.91%	4.57%	3.72%	10.53%	39.45%	11.50%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 7,475	$ 6,080	$ 7,702	$ 10,515	$ 8,673	$ 4,019
Ratio of expenses to average net assets	.98% A	.81%	1.09%	.97%	1.02%	1.05%
Ratio of expenses to average net assets after expense reductions	.97% A, E	.80% E	1.08% E	.95% E	1.01% E	1.04% E
Ratio of net invest- ment income to average net assets	.70% A	.58%	.52%	1.10%	1.36%	1.46%
Portfolio turnover rate	47% A	15%	24%	47%	45%	79%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Low-Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,393,662,000 and $1,625,677,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .72% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $569,000 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $125,000 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $20,069,000. The fund received cash collateral of $21,155,000 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $322,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,000 and $213,000, respectively, under these arrangements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Transactions with
Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Adams Resources & Energy, Inc.	$ 6	$ -	$ 55	$ 5,736
Allied Research Corp.	-	-	-	3,395
Alpine Oil Services Corp.	-	-	-	-
American Physicians Capital, Inc.	-	-	-	13,178
Applebee's International, Inc.	745	1,881	221	66,066
ARK Restaurants Corp.	-	-	-	1,918
Asahi Concrete Works Co. Ltd.	-	-	-	2,668
Astronics Corp.	1,077	-	-	7,231
Atlantic Tele-Network, Inc.	45	-	174	5,505
Avant! Corp.	14,860	312	-	61,861
AZZ, Inc.	465	-	-	8,885
Bairnco Corp.	-	-	90	6,622
Bank of The Ozarks, Inc.	1,160	-	53	4,351
Beazer Homes USA, Inc.	978	5,450	-	23,773
Benihana, Inc.	-	-	-	3,561
Benihana, Inc. Class A	-	-	-	2,801
Black Box Corp.	80	168	-	96,962
Blair Corp.	-	-	240	16,014
BMTC Group, Inc. Class A (sub. vtg.)	-	-	79	5,125
Brampton Brick Ltd. Class A	231	-	-	2,389
Brookstone Co., Inc.	176	-	-	11,299
BTU International, Inc.	509	-	-	6,401
Bush Industries, Inc. Class A	-	-	84	12,026
Cagle's, Inc. Class A	1,283	-	9	4,157
Castle Energy Corp.	-	-	117	8,169
Chase Corp.	17	-	143	5,291
Chase Industries, Inc.	-	283	-	9,471
Cobra Electronics Corp.	20	-	-	4,046
Cogeco Cable, Inc.	-	1,190	17	-
Cogeco, Inc. (sub. vtg.)	-	465	-	-
Cold Metal Products, Inc.	8	-	44	618
Cole National Corp. Class A	1,574	-	-	9,518

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Columbus Energy Corp.	$ -	$ 735	$ -	$ -
Corvel Corp.	-	-	-	26,531
Cotton State Life & Health Insurance Co.	1,275	-	43	6,211
CPAC, Inc.	-	46	82	3,752
Crossman Communities, Inc.	-	-	-	30,281
Cryolife, Inc.	-	294	-	-
D.C. Cook Holdings PLC	-	-	-	0
Dallas Semiconductor Corp.	-	10,565	224	-
Dawson Geophysical Co.	-	411	-	2,521
DCC PLC	-	-	-	45,791
Decorator Industries, Inc.	142	-	20	750
Del Global Technologies Corp.	24	-	-	2,358
Desjardins-Laurentian Finance Corp. Class A (sub-vtg.)	-	1,621	-	-
Devcon International Corp.	171	-	-	2,630
Diodes, Inc.	1,808	-	-	7,442
Diversified Corporate Resources, Inc.	121	-	-	944
Dominion Homes, Inc.	493	-	-	6,040
Doral Financial Corp.	1,372	-	394	56,109
Drew Industries, Inc.	-	-	-	5,877
DSET Corp.	2,828	-	-	4,294
DSG International Ltd.	-	-	-	2,082
DT Industries, Inc.	36	-	-	1,677
Ducommun, Inc.	-	-	-	13,686
Elscint Ltd.	-	1,171	-	6,009
Elxsi Corp.	-	7	-	2,385
Embrex, Inc.	4,641	-	-	10,505
ENEX Resources Corp.	-	-	-	451
Engineered Support Systems, Inc.	2,407	-	8	13,001
Engle Homes, Inc.	-	4,120	60	-
Equinox Systems, Inc.	55	3,149	-	-
ESC Medical Systems Ltd.	59	7,767	-	-
Exactech, Inc.	2,935	-	-	7,344
Fansteel, Inc.	147	-	-	4,341
Farm Family Holdings, Inc.	-	56	-	15,646
Federal Screw Works	-	-	228	4,706
Financial Industries Corp.	528	-	-	3,112
Finish Line, Inc. Class A	-	-	-	13,005
Finlay Enterprises, Inc.	-	-	-	12,637
First BanCorp Puerto Rico	-	225	527	66,314
Flanigans Enterprises, Inc.	-	-	-	780

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Footstar, Inc.	$ 625	$ -	$ -	$ 41,216
Foremost Industries, Inc.	-	-	-	829
Fossil, Inc.	7,168	-	-	41,329
Friedmans, Inc. Class A	-	-	40	9,406
FRM Nexus, Inc.	-	85	-	-
Gardner Denver Machinery, Inc.	2,839	-	-	24,129
Gehl Co.	-	-	-	9,684
General Semiconductor, Inc.	11,885	-	-	41,352
Genesee & Wyoming, Inc. Class A	87	1,586	-	6,107
Genlyte Group, Inc.	1,003	958	-	17,399
Giant Industries, Inc.	2,652	-	-	6,843
Goodfellow, Inc.	29	-	80	2,594
Griffon Corp.	212	5,075	-	15,763
Hallwood Energy Corp.	509	-	-	5,339
Hamilton Bancorp, Inc.	1,721	-	-	5,959
Hampshire Group Ltd.	201	-	-	3,907
Hanmi Financial Corp.	553	-	-	14,111
Hawthorne Financial Corp.	398	-	-	4,609
Healthcare Recoveries, Inc.	-	-	-	3,824
Helen of Troy Corp.	14	-	-	16,317
Henry Boot PLC	-	-	-	4,389
Hirsch International Corp. Class A	-	-	-	724
Holly Corp.	-	-	297	14,768
Home Port Bancorp, Inc.	-	1,930	-	-
Horizon Health Corp.	-	-	-	4,721
Howell Corp.	1,274	-	-	4,573
Hurco Companies, Inc.	-	-	-	1,297
Hyder PLC	-	7,279	-	-
ICU Medical, Inc.	-	-	-	22,717
IHOP Corp.	-	-	-	47,000
Independence Federal Savings Bank	4	-	-	1,418
InfoUSA, Inc.	-	283	-	12,464
Intercontinental Life Corp.	-	-	-	8,892
Intest Corp.	1,509	-	-	8,158
IPC Holdings Ltd.	-	-	-	54,753
Jean Coutu Group, Inc. Class A	-	652	142	44,782
JLM Couture, Inc.	-	-	-	363
Kaneb Services, Inc.	3,508	692	-	13,825
Kentucky Electric Steel, Inc.	-	-	-	574

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Kronos, Inc.	$ -	$ -	$ -	$ 27,781
Lakes Gaming, Inc.	9	-	-	10,452
Lasalle Re Holdings Ltd.	176	-	-	-
Le Chateau, Inc. Class A (sub. vtg.)	-	-	11	380
Lufkin Industries, Inc.	610	-	62	6,528
M/I Schottenstein Homes, Inc.	-	-	88	27,280
Markwest Hydrocarbon, Inc.	416	-	-	6,293
Marten Transport Ltd.	-	-	-	5,820
Maynard Oil Co.	141	-	-	8,891
Medstone International, Inc.	-	-	-	3,613
Mercer International, Inc. (SBI)	187	-	-	9,563
Mercury Air Group, Inc.	-	1,169	-	1,883
Mesa Laboratories, Inc.	614	-	-	1,875
Metro, Inc. Class A	-	-	271	45,376
MFC Bancorp Ltd.	-	-	-	6,445
Midcoast Energy Resources, Inc.	26	-	98	14,715
MIIX Group, Inc.	533	-	-	6,377
Mikes Restaurants, Inc.	-	625	-	-
Moffat Communications Ltd.	-	983	47	-
Monro Muffler Brake, Inc.	-	1,119	-	6,273
Morton's Restaurant Group, Inc.	-	-	-	8,118
Movado Group, Inc.	18	-	52	13,188
Murakami Corp.	-	-	25	4,468
National Dentex Corp.	1,260	-	-	4,858
National Healthcare Corp.	150	-	-	8,013
National R.V. Holdings, Inc.	406	-	-	6,998
National Western Life Insurance Co. Class A	3,049	-	-	22,598
Nature's Sunshine Products, Inc.	911	-	107	11,619
Nautica Enterprises, Inc.	-	-	-	60,468
NCI Building Systems, Inc.	7,325	534	-	25,982
Nordlandsbanken AS	-	-	-	-
Novel Denim Holdings Ltd.	3,753	-	-	8,605
Novus Petroleum Ltd.	541	-	-	12,082
Oakwood Homes Corp.	-	277	-	-
Octel Corp.	-	-	-	19,224
Ocular Sciences, Inc.	1,698	-	-	26,906
Oilgear Co.	213	-	28	2,018
Old Dominion Freight Lines, Inc.	-	-	-	8,208
One Price Clothing Stores, Inc.	-	-	-	787
Oriole Homes Corp. Class B	-	1,554	-	-
Orogen Minerals Ltd.	3,970	-	-	15,945

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Orthofix International NV	$ -	$ -	$ -	$ 21,451
P&F Industries, Inc. Class A	3	55	-	2,397
P.A.M. Transportation Services, Inc.	-	316	-	4,163
PacifiCare Health Systems, Inc.	7,161	795	-	55,919
Patrick Industries, Inc.	-	-	33	2,854
PAULA Financial	-	-	-	888
Pe Ben Oilfield Services Ltd.	5	-	-	785
Peak International Ltd.	2,575	-	-	10,748
Perry Ellis International, Inc.	1,528	-	-	4,034
Perry Group PLC	306	-	110	3,853
Petroleum Development Corp.	158	-	-	10,758
Petroleum Helicopters, Inc.	-	-	-	2,746
Philadelphia Consolidated Holding Corp.	146	-	-	31,851
Piercing Pagoda, Inc.	-	14,705	-	-
Piolax, Inc.	-	-	59	4,479
Pittston Co. - Brinks Group	-	5,561	156	62,430
Pomeroy Computer Resources, Inc.	1,140	-	-	22,088
Powell Industries, Inc.	2,191	-	-	11,547
Programming & Systems, Inc.	-	-	-	0
Pubco Corp.	-	-	-	2,157
PXRE Corp.	6,446	-	117	20,314
Quicks Group PLC	-	-	215	4,478
Quixote Corp.	-	112	113	17,156
Raytech Corp.	-	-	-	967
RCM Technologies, Inc.	505	-	-	4,795
Redwood Trust, Inc.	-	-	800	17,668
Refac	271	-	-	824
RehabCare Group, Inc.	-	2,591	-	36,750
Reliability, Inc.	2	-	-	2,417
RemedyTemp, Inc. Class A	1,571	-	-	8,177
Res-Care, Inc.	1,397	-	-	10,479
Respironics, Inc.	-	7,488	-	-
Rex Stores Corp.	-	-	-	13,100
Reynolds & Reynolds Co. Class A	-	5,795	431	-
Richmont Mines, Inc.	420	-	-	1,048
Right Management Consultants, Inc.	-	-	-	12,030
Ringkjoebing Bank	-	-	-	2,959
Riviana Foods, Inc.	-	-	259	15,876
Roy F. Weston, Inc. Class A	1,038	-	-	3,156
RPC, Inc.	514	-	195	38,722
SBS Technologies, Inc.	-	1,658	-	31,450

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Scherer Healthcare, Inc.	$ -	$ -	$ -	$ 1,398
Schultz Sav-O Stores, Inc.	62	-	75	4,776
SED International Holdings, Inc.	-	-	-	1,080
ShoLodge, Inc.	117	-	-	1,606
Shopko Stores, Inc.	6,862	-	-	27,779
Sigmatron International, Inc.	-	-	-	330
Sino Forest Corp. Class A (sub. vtg.)	12	-	-	3,434
Sonic Corp.	-	99	-	66,362
Sound Advice, Inc.	31	225	-	-
Southern Energy Homes, Inc.	-	-	-	1,425
Southwestern Energy Co.	-	2,468	-	-
Sparebanken Rana	47	-	-	603
Sportscene Restaurants, Inc. Class A	-	-	11	489
SPSS, Inc.	1,915	3,820	-	17,629
Standard Commercial Corp.	-	-	129	11,191
Stanley Furniture Co., Inc.	-	228	-	17,850
Stantec, Inc.	1,101	-	-	8,189
Stephan Co.	138	-	18	1,361
Sterling Bancorp, New York	2,223	-	198	15,913
Stirling Cooke Brown Holdings Ltd.	27	-	56	1,236
Strattec Security Corp.	-	-	-	17,051
Suprema Specialties, Inc.	944	-	-	4,871
Swift Energy Co.	-	9,559	-	55,262
Sylvan, Inc.	-	56	-	3,254
Taitron Components, Inc. Class A	66	297	-	1,082
Tandy Brands Accessories, Inc.	-	-	-	4,048
TB Wood's Corp.	314	190	68	2,846
TBC Corp.	113	137	-	12,472
Theragenics Corp.	107	-	-	10,590
Toami Corp.	-	-	-	1,498
Trancom Co. Ltd.	-	-	-	1,631
Transpro, Inc.	-	-	-	1,619
Trenwick Group Ltd.	5,504	119	69	43,718
Twin Disc, Inc.	379	-	90	3,748
UCBH Holdings, Inc.	-	3,690	57	-
UICI	1,683	-	-	21,744
Unigraphics Solutions, Inc. Class A	-	-	-	10,031
Uni-Select, Inc.	-	603	29	-
United Retail Group, Inc.	-	-	-	5,900
Up, Inc.	-	-	-	1,230
URS Corp.	4,343	-	-	31,619

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
USEC, Inc.	$ 110	$ 6,535	$ 2,200	$ 45,823
Utah Medical Products, Inc.	-	-	-	7,209
Wao Corp.	-	-	18	1,040
Wireless Telecom Group, Inc.	-	-	-	3,939
World Fuel Services Corp.	-	-	125	11,612
Yardville National Bancorp.	344	-	-	5,312
Totals	$ 158,292	$ 131,819	$ 9,891	$ 2,743,328

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
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Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

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Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

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please call 1-800-544-9797.

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Semiannual Report

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Semiannual Report

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Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

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Maria F. Dwyer, Deputy Treasurer

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Thomas J. Simpson, Assistant Treasurer

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J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

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Fidelity®

Puritan®

Fund

Semiannual Report

January 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Hoping to ward off the possible start of a recession, the Federal Reserve Board implemented two 0.50% interest rate reductions in January 2001. These actions boosted stocks - at least for the first month of the year - as most bellwether U.S. equity indexes posted gains. The rate cuts also reinvigorated high-yield bonds, an asset class that struggled in 2000, but which was one of the strongest performers in early 2001.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Puritan	7.91%	11.38%	81.48%	279.92%
Fidelity Balanced Income Composite	9.97%	13.21%	79.76%	251.73%
LB Aggregate Bond	8.12%	13.82%	38.05%	115.89%
S&P 500 ®	-3.98%	-0.90%	132.30%	396.06%
Balanced Funds Average	2.48%	6.64%	73.13%	214.68%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Income Composite Index - a hypothetical combination of unmanaged indices combining the total returns of the Russell 3000® Value Index and the Lehman Brothers Aggregate Bond Index using a weighting of 60% and 40%, respectively. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 490 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Puritan	11.38%	12.66%	14.28%
Fidelity Balanced Income Composite	13.21%	12.44%	13.40%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Puritan Fund on January 31, 1991. As the chart shows, by January 31, 2001, the value of the investment would have grown to $37,992 - a 279.92% increase on the initial investment. For comparison, look at how the Standard & Poor's 500SM  Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $49,606 - a 396.06% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,589 - a 115.89% increase. You can also look at how the Fidelity Balanced Income Composite Index did over the same period. The composite index combines the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $35,173 - a 251.73% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

After a promising late-summer rally, U.S. equity markets were upended in the fall by several economic reports that suggested the economy could be on the fast track to a severe economic slowdown. Rising energy costs and the effects of higher interest rates weighed heavily on consumer and business confidence, causing a sharp downturn in retail and capital spending during much of the six-month period that ended January 31, 2001. This move unleashed a barrage of pre-announced earnings disappointments, particularly from the technology sector. Political uncertainty stemming from an unresolved presidential election further intensified the pessimism that plagued the markets during the fall. Given this slowing growth environment, investors elected to dump tech stocks in pursuit of safety elsewhere in the market. In January, the Federal Reserve Board delivered a strong positive signal of support for the economy, in the form of two half-point interest-rate cuts - its most aggressive action in 16 months - which sparked a broad market recovery to kick off 2001. For the six-month period, the NASDAQ dropped 26.32%, the Standard & Poor's 500SM Index dropped 3.98%, while the Dow Jones Industrial Average rose 4.29%. By contrast, bonds did quite well, as reflected in the Lehman Brothers Aggregate Bond Index, which returned 8.12%. Corporates, which languished throughout 2000, waged a tremendous recovery in response to January's rate cuts. Treasuries benefited from equity market volatility and the U.S. government's debt buyback campaign. Discount mortgages and agencies also posted solid six-month returns.

(Portfolio Manager photograph)
An interview with Steve Petersen, Portfolio Manager of Fidelity Puritan Fund

Q. How did the fund perform, Steve?

A. For the six months ending January 31, 2001, the fund returned 7.91%. In comparison, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned -3.98% and 8.12%, respectively. Meanwhile, the balanced funds average as tracked by Lipper Inc. returned 2.48%. For the 12 months ending January 31, 2001, the fund returned 11.38%, compared to the -0.90%, 13.82% and 6.64% returns of the S&P 500 ® index, Lehman Brothers index and Lipper average, respectively. Given the fund's mix of stocks and bonds, we also compare its performance to the Fidelity Balanced Income Composite Index, a hypothetical combination of unmanaged indexes using the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, with a weighting of 60% and 40%, respectively. This index returned 9.97% for the six-month period and 13.21% for the 12-month period.

Q. What helped the fund beat the S&P® index and its peer group during the period?

A. The most important factor was the performance of technology stocks. For most of the period, I underweighted technology, which buffered the fund from the sector's volatility and negative performance. Although technology rallied somewhat in January, the fund's underweighting relative to its peers and the S&P 500 helped relative performance overall. Given that the fund is only partially invested in bonds, it underperformed the Lehman Brothers index, as fixed-income securities performed much better than stocks during the year.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did you make any changes to the fund since taking over last year?

A. I culled selected underperforming stocks, replacing them with candidates that had better underlying fundamentals. The portfolio now holds a slightly higher number of stocks than it did previously. My intent was to make the fund's profile more akin to an equity-income fund, rather than one that emphasized growth stocks and larger positions in individual holdings.

Q. Finance was the fund's largest sector weighting. How did it do?

A. While they didn't really take off until late in 2000 - when the market reacted to a slowing economy and anticipated lower interest rates - finance stocks still had a positive impact on performance. Fannie Mae and Freddie Mac came back strong, after attempts to discontinue the U.S. government's implied guarantee of their debt failed, leaving the government's line of credit intact. Also, growing expectations for lower interest rates late in the year gave Fannie Mae and Freddie Mac tremendous fourth quarter performance. J.P. Morgan also performed well, benefiting from its acquisition by Chase Manhattan, which pushed its stock price up.

Q. Which stocks disappointed?

A. AT&T experienced lower earnings growth and, along with its competitors, was hurt by slowing business applications for telecommunications and data transmission resulting from overcapacity. Eli Lily was hurt by a court ruling that moved up the patent expiration date for Prozac, the company's biggest seller. General Electric's stock price dropped after years of strong performance, reflecting the market's skepticism about GE's ability to grow at previous levels and about its valuation, which was among the highest in industrial America.

Q. How did the fund's fixed-income subportfolio perform?

A. Investors clearly favored higher-quality securities during the period, particularly U.S. Treasuries, as their strong relative performance reflected investors' preference for low credit risk. A general anticipation of lower interest rates also helped the bond market in the latter part of the period. The fund's focus on higher-quality fixed-income investments helped, but underweighting Treasuries and overweighting corporate bonds and mortgage-backed securities relative to the Lehman Brothers index detracted from performance. The fund also held a small number of high-yield corporate bonds, which pretty much underperformed all other fixed-income securities during the year.

Q. What's your outlook, Steve?

A. I'm a bit more optimistic than I've been in the recent past. Although it's becoming increasingly clear that the economy is slowing - which could hurt corporate earnings in 2001 - the good news is that as the economy weakens, the Federal Reserve Board could be more willing to cut interest rates aggressively. In addition, the new Bush administration brings with it a push for major tax cuts as part of its overall policy package, which could help to stimulate the economy. From my perspective, these signs point to potential good news for the fund's equity holdings and, to a lesser degree, for its fixed-income subportfolio as well.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: income and capital growth consistent with reasonable risk

Fund number: 004

Trading symbol: FPURX

Start date: April 16, 1947

Size: as of January 31, 2001, more than $21.1 billion

Manager: Steve Petersen, since 2000; manager, Equity-Income Fund, since 1993; Fidelity Balanced Fund, 1996-1997; joined Fidelity in 1980

3

Steve Petersen on the effects of an increasingly volatile market on the fund:

"During the past several years, we've seen increasingly dramatic day-to-day volatility in the equity markets. Because of the fund's conservative nature and its balanced approach, we have avoided much of the market's volatility by bypassing ´new economy' stocks-telecommunications, technology and others - which have borne the brunt of the market's current downturn. Throughout the ups and downs of the stock market's roller-coaster ride, I haven't changed my investing style; I'm still looking for the best candidates for the fund based on real earnings and good business fundamentals. Since I avoid the hype and ever-changing investing fads, I frequently buy stocks that are out of favor. As a result, when the market's tastes change, the fund is usually unaffected - except when its holdings that were undiscovered gems are suddenly discovered by the rest of the market. Through the challenges of increasing market volatility, shortened time horizons and changing economic conditions, my goal remains the same: to manage the flood of information coming in every day from thousands of sources and sift through all the noise, making the decisions that make sense for the fund and our shareholders."

Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.7	3.9
Fannie Mae	3.0	2.1
Citigroup, Inc.	2.6	2.2
Freddie Mac	2.5	1.7
J.P. Morgan Chase & Co.	2.2	2.0
	14.0
Top Five Bond Issuers as of January 31, 2001
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.9	10.9
U.S. Treasury Obligations	5.3	5.8
Government National Mortgage Association	2.1	2.2
Freddie Mac	1.0	0.4
CS First Boston Mortgage Securities Corp.	0.6	0.5
	18.9
Top Five Market Sectors as of January 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Finance	23.1	18.7
Energy	9.9	10.9
Utilities	8.5	8.8
Media & Leisure	6.6	7.0
Technology	5.2	7.5
Asset Allocation (% of fund's net assets)
As of January 31, 2001 *		As of July 31, 2000 **
	Stocks 62.5%		Stocks 62.7%
	Bonds 35.4%		Bonds 36.2%
	Convertible Securities 1.5%		Convertible Securities 1.5%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets (0.4)% A
* Foreign investments	6.4%	** Foreign investments	8.2%

A Short-term investments and net other assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2001

Showing Percentage of Net Assets

Common Stocks - 61.7%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 2.6%
Aerospace & Defense - 2.0%
Boeing Co.	839,300	$ 49,099
Honeywell International, Inc.	950,000	44,888
Lockheed Martin Corp.	869,100	30,140
Rockwell International Corp.	772,300	36,437
Textron, Inc.	2,753,500	140,429
United Technologies Corp.	1,657,520	124,281
		425,274
Defense Electronics - 0.1%
Raytheon Co. Class B	845,300	29,746
Ship Building & Repair - 0.5%
General Dynamics Corp.	1,424,800	101,132
TOTAL AEROSPACE & DEFENSE		556,152
BASIC INDUSTRIES - 3.1%
Chemicals & Plastics - 1.6%
Crompton Corp.	1,249,500	14,069
Dow Chemical Co.	1,207,800	41,428
E.I. du Pont de Nemours and Co.	1,344,600	58,772
Great Lakes Chemical Corp.	600,000	20,280
Millennium Chemicals, Inc.	697,700	11,770
Newell Rubbermaid, Inc.	337,400	9,177
Praxair, Inc.	3,505,100	155,381
Solutia, Inc.	2,334,800	29,325
		340,202
Iron & Steel - 0.1%
Allegheny Technologies, Inc.	567,500	9,562
Nucor Corp.	400,000	16,560
		26,122
Metals & Mining - 0.6%
Alcoa, Inc.	3,002,100	110,297
Phelps Dodge Corp.	200,000	9,280
		119,577
Packaging & Containers - 0.1%
Ball Corp.	561,982	22,457
Paper & Forest Products - 0.7%
Georgia-Pacific Group	1,494,300	46,189
International Paper Co.	259,400	10,026
Kimberly-Clark Corp.	723,700	46,860
Common Stocks - continued
	Shares	Value (Note 1) (000s)
BASIC INDUSTRIES - continued
Paper & Forest Products - continued
Smurfit-Stone Container Corp. (a)	799,500	$ 11,593
Weyerhaeuser Co.	594,500	31,211
		145,879
TOTAL BASIC INDUSTRIES		654,237
CONSTRUCTION & REAL ESTATE - 0.4%
Building Materials - 0.2%
Masco Corp.	1,651,100	39,626
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc.	117,300	4,211
Equity Residential Properties Trust (SBI)	807,200	42,281
		46,492
TOTAL CONSTRUCTION & REAL ESTATE		86,118
DURABLES - 1.1%
Autos, Tires, & Accessories - 0.4%
AutoNation, Inc.	554,500	4,159
Ford Motor Co.	255,400	7,200
Johnson Controls, Inc.	432,300	28,091
TRW, Inc.	1,042,000	37,887
		77,337
Consumer Durables - 0.4%
Minnesota Mining & Manufacturing Co.	407,400	45,079
Snap-On, Inc.	1,100,000	32,450
		77,529
Consumer Electronics - 0.2%
Black & Decker Corp.	539,300	24,134
Maytag Corp.	607,160	21,251
Whirlpool Corp.	169,800	8,913
		54,298
Textiles & Apparel - 0.1%
Kellwood Co.	782,660	17,524
TOTAL DURABLES		226,688
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 9.5%
Energy Services - 1.6%
Baker Hughes, Inc.	2,161,200	$ 89,366
Halliburton Co.	5,559,200	228,983
Schlumberger Ltd. (NY Shares)	311,600	23,931
		342,280
Oil & Gas - 7.9%
BP Amoco PLC sponsored ADR	4,330,526	223,022
Burlington Resources, Inc.	652,600	27,605
Chevron Corp.	350,000	29,148
Conoco, Inc.:
Class A	1,033,400	28,470
Class B	3,045,423	85,881
Exxon Mobil Corp.	9,306,262	783,122
Petroleo Brasileiro SA Petrobras sponsored ADR (a)	172,600	4,881
Royal Dutch Petroleum Co. (NY Shares)	2,353,500	142,034
TotalFinaElf SA:
Class B	655,800	96,403
sponsored ADR	2,512,600	184,676
USX - Marathon Group	2,071,200	56,668
		1,661,910
TOTAL ENERGY		2,004,190
FINANCE - 18.0%
Banks - 5.9%
Bank of America Corp.	1,150,000	61,893
Bank of New York Co., Inc.	1,213,700	66,426
Bank One Corp.	3,206,090	125,679
Comerica, Inc.	925,000	55,778
First Union Corp.	1,232,600	41,822
Firstar Corp.	1,463,000	34,527
FleetBoston Financial Corp.	1,200,000	52,008
J.P. Morgan Chase & Co.	8,485,050	466,593
Mellon Financial Corp.	2,987,300	139,208
PNC Financial Services Group, Inc.	604,000	44,708
U.S. Bancorp	2,150,000	63,533
Wells Fargo & Co.	1,675,000	86,279
		1,238,454
Credit & Other Finance - 3.6%
American Express Co.	3,169,881	149,301
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Credit & Other Finance - continued
Arcadia Financial Ltd. warrants 3/15/07 (a)	361	$ 0
Citigroup, Inc.	9,642,692	539,701
Household International, Inc.	1,250,000	71,850
		760,852
Federal Sponsored Credit - 5.5%
Fannie Mae	8,699,850	645,355
Freddie Mac	8,595,100	524,301
		1,169,656
Insurance - 2.3%
ACE Ltd.	1,100,000	40,700
Allstate Corp.	835,300	32,476
American International Group, Inc.	1,618,238	137,583
Conseco, Inc.	433,700	7,321
Hartford Financial Services Group, Inc.	2,324,300	142,944
Highlands Insurance Group, Inc. (a)	170,000	1,445
Marsh & McLennan Companies, Inc.	84,900	9,182
The Chubb Corp.	525,900	37,865
The St. Paul Companies, Inc.	409,500	19,664
UnumProvident Corp.	1,450,200	42,375
XL Capital Ltd. Class A	297,900	22,098
		493,653
Savings & Loans - 0.1%
Washington Mutual, Inc.	291,400	14,060
Securities Industry - 0.6%
ECM Corp. LP (g)	6,318	531
Morgan Stanley Dean Witter & Co.	1,110,900	94,149
Nomura Securities Co. Ltd.	1,773,000	32,907
		127,587
TOTAL FINANCE		3,804,262
HEALTH - 4.8%
Drugs & Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	3,985,700	246,675
Eli Lilly & Co.	3,462,700	272,861
Merck & Co., Inc.	1,973,400	162,174
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Drugs & Pharmaceuticals - continued
Pfizer, Inc.	409,575	$ 18,492
Schering-Plough Corp.	3,563,600	179,605
		879,807
Medical Equipment & Supplies - 0.6%
Abbott Laboratories	1,503,300	67,438
Cardinal Health, Inc.	680,400	64,842
		132,280
TOTAL HEALTH		1,012,087
INDUSTRIAL MACHINERY & EQUIPMENT - 4.5%
Electrical Equipment - 1.7%
General Electric Co.	7,791,200	358,395
Industrial Machinery & Equipment - 2.7%
Caterpillar, Inc.	1,570,500	69,448
CNH Global NV	655,900	6,067
Deere & Co.	1,665,200	71,470
Illinois Tool Works, Inc.	659,300	43,184
Ingersoll-Rand Co.	1,674,200	74,184
Kennametal, Inc.	301,059	8,234
Parker-Hannifin Corp.	1,376,500	60,291
Tokheim Corp. (a)	66,560	17
Tyco International Ltd.	4,032,024	248,373
		581,268
Pollution Control - 0.1%
Republic Services, Inc. (a)	942,170	12,955
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		952,618
MEDIA & LEISURE - 3.1%
Broadcasting - 0.2%
Benedek Communications Corp. warrants 7/1/07 (a)	51,900	3
Clear Channel Communications, Inc. (a)	514,800	33,570
CS Wireless Systems, Inc. (a)(g)	911	0
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	26,110	26
		33,599
Entertainment - 1.8%
Fox Entertainment Group, Inc. Class A (a)	1,558,600	35,069
Mandalay Resort Group (a)	1,028,400	22,327
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Entertainment - continued
MGM Mirage, Inc.	1,236,130	$ 36,033
Park Place Entertainment Corp. (a)	927,400	10,433
Six Flags, Inc. (a)	733,400	15,423
Viacom, Inc. Class B (non-vtg.) (a)	4,038,317	222,915
Walt Disney Co.	1,439,490	43,832
		386,032
Lodging & Gaming - 0.1%
Harrah's Entertainment, Inc. (a)	676,200	19,867
Moa Hospitality, Inc. (a)	3,000	36
		19,903
Publishing - 0.6%
McGraw-Hill Companies, Inc.	1,376,900	87,915
Reader's Digest Association, Inc. Class A (non-vtg.)	400,000	13,600
Tribune Co.	739,300	29,801
		131,316
Restaurants - 0.4%
McDonald's Corp.	2,968,200	87,117
TOTAL MEDIA & LEISURE		657,967
NONDURABLES - 2.1%
Foods - 0.1%
H.J. Heinz Co.	480,300	21,032
Household Products - 1.3%
Avon Products, Inc.	1,888,900	79,900
Clorox Co.	652,100	22,008
Dial Corp.	925,200	13,008
Gillette Co.	1,672,100	52,872
Procter & Gamble Co.	1,007,960	72,412
Unilever PLC	3,545,982	27,393
		267,593
Tobacco - 0.7%
Philip Morris Companies, Inc.	3,558,240	156,563
TOTAL NONDURABLES		445,188
PRECIOUS METALS - 0.0%
Newmont Mining Corp.	336,300	5,196
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - 2.4%
Apparel Stores - 0.9%
Gap, Inc.	1,791,400	$ 58,400
The Limited, Inc.	3,348,100	69,172
TJX Companies, Inc.	1,765,200	54,721
		182,293
General Merchandise Stores - 1.1%
Consolidated Stores Corp. (a)	1,376,600	17,896
Costco Wholesale Corp. (a)	497,610	23,014
Dillards, Inc. Class A	140,700	2,144
Federated Department Stores, Inc. (a)	1,300,000	57,928
Target Corp.	2,405,400	91,357
Wal-Mart Stores, Inc.	785,600	44,622
		236,961
Grocery Stores - 0.0%
Pathmark Stores, Inc. (a)	77,425	1,287
Retail & Wholesale, Miscellaneous - 0.4%
Office Depot, Inc. (a)	704,500	7,059
Staples, Inc. (a)	4,555,700	75,454
		82,513
TOTAL RETAIL & WHOLESALE		503,054
SERVICES - 0.4%
Printing - 0.0%
New England Business Service, Inc.	292,800	6,046
Services - 0.4%
H&R Block, Inc.	1,442,900	62,550
Viad Corp.	500,300	11,882
		74,432
TOTAL SERVICES		80,478
TECHNOLOGY - 4.5%
Computer Services & Software - 1.3%
AOL Time Warner, Inc. (a)	413,453	21,731
Ceridian Corp. (a)	479,900	8,859
Computer Associates International, Inc.	856,600	30,846
Computer Sciences Corp. (a)	670,000	43,282
DecisionOne Corp. (a)	11,480	0
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computer Services & Software - continued
DecisionOne Corp.:
Class A warrants 4/18/07 (a)	6,740	$ 0
Class B warrants 4/18/07 (a)	11,613	0
Class C warrants 4/18/07 (a)	6,888	0
IMS Health, Inc.	1,774,800	44,760
Microsoft Corp. (a)	979,300	59,799
NCR Corp. (a)	513,400	24,520
Unisys Corp. (a)	2,453,900	42,084
Vast Solutions, Inc.:
Class B1 (a)	7,066	0
Class B2 (a)	7,066	0
Class B3 (a)	7,066	0
		275,881
Computers & Office Equipment - 2.0%
Compaq Computer Corp.	3,691,700	87,530
Dell Computer Corp. (a)	663,900	17,344
Hewlett-Packard Co.	1,798,800	66,088
International Business Machines Corp.	974,200	109,110
Pitney Bowes, Inc.	4,220,480	147,590
		427,662
Electronic Instruments - 0.3%
Teradyne, Inc. (a)	231,100	10,127
Thermo Electron Corp. (a)	1,709,800	50,696
		60,823
Electronics - 0.9%
Avnet, Inc.	696,770	19,154
Insilco Corp. warrants 8/15/07 (a)	5,660	0
Intel Corp.	1,293,100	47,845
Motorola, Inc.	2,483,500	56,649
Texas Instruments, Inc.	1,614,800	70,728
		194,376
TOTAL TECHNOLOGY		958,742
TRANSPORTATION - 0.8%
Railroads - 0.8%
Burlington Northern Santa Fe Corp.	3,502,500	107,212
CSX Corp.	736,700	22,469
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TRANSPORTATION - continued
Railroads - continued
Norfolk Southern Corp.	869,200	$ 14,194
Union Pacific Corp.	685,400	36,312
		180,187
UTILITIES - 4.4%
Cellular - 0.1%
AT&T Corp. - Wireless Group	681,000	17,686
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	41,555	62
warrants 1/15/07 (CV ratio .6) (a)	8,090	16
McCaw International Ltd. warrants 4/16/07 (a)(g)	40,960	410
		18,174
Electric Utility - 1.0%
Allegheny Energy, Inc.	300,000	13,689
DPL, Inc.	229,379	6,813
Entergy Corp.	2,333,200	82,642
IPALCO Enterprises, Inc.	590,100	14,369
Niagara Mohawk Holdings, Inc. (a)	2,269,700	39,334
SCANA Corp.	645,300	17,068
Southern Co.	1,341,300	39,139
		213,054
Telephone Services - 3.3%
AT&T Corp.	3,449,744	82,759
AXXENT, Inc. Class B (a)	298,881	293
BellSouth Corp.	4,344,070	183,103
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(g)	5,620	11
Qwest Communications International, Inc. (a)	1,199,384	50,518
SBC Communications, Inc.	7,022,487	339,537
Verizon Communications	345,200	18,969
WorldCom, Inc. (a)	1,153,100	24,864
		700,054
TOTAL UTILITIES		931,282
TOTAL COMMON STOCKS (Cost $9,451,179)		13,058,446
Preferred Stocks - 1.3%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.5%
FINANCE - 0.1%
Insurance - 0.1%
ACE Ltd. $4.125 PRIDES	300,300	$ 23,393
MEDIA & LEISURE - 0.3%
Broadcasting - 0.2%
Cox Communications, Inc. $6.858 PRIZES	201,800	13,117
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	606,705	152
MediaOne Group, Inc. (Vodafone Group PLC) $3.63 PIES	269,200	21,334
		34,603
Entertainment - 0.1%
Six Flags, Inc.:
$1.8125 PIERS	485,200	14,435
$4.05 PIES	200,000	8,450
		22,885
TOTAL MEDIA & LEISURE		57,488
TRANSPORTATION - 0.0%
Air Transportation - 0.0%
Continental Airlines Capital Trust $3.00 (g)	142,900	7,359
UTILITIES - 0.1%
Electric Utility - 0.1%
Dominion Resources, Inc. $4.75 PIES	285,400	17,409
TOTAL CONVERTIBLE PREFERRED STOCKS		105,649
Nonconvertible Preferred Stocks - 0.8%
FINANCE - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	6,030	6,105
HEALTH - 0.1%
Medical Facilities Management - 0.1%
Fresenius Medical Care Capital Trust II $7.875	9,690	9,827
MEDIA & LEISURE - 0.2%
Broadcasting - 0.2%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	147,858	16,264
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
MEDIA & LEISURE - continued
Broadcasting - continued
CSC Holdings, Inc.: - continued
Series M, $11.125 pay-in-kind	184,413	$ 19,963
Granite Broadcasting Corp. $127.50 pay-in-kind	2,996	509
		36,736
Publishing - 0.0%
PRIMEDIA, Inc.:
$9.20	38,112	3,163
Series D, $10.00	52,579	4,574
		7,737
TOTAL MEDIA & LEISURE		44,473
TECHNOLOGY - 0.0%
Computers & Office Equipment - 0.0%
Ampex Corp. 8% non-cumulative	643	1,003
UTILITIES - 0.5%
Cellular - 0.3%
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	32,029	31,549
Series E, $111.25 pay-in-kind	31,883	28,695
		60,244
Electric Utility - 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	27,810	2,531
Telephone Services - 0.2%
Adelphia Business Solution, Inc. Series B, $128.75 pay-in-kind	59	34
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	19,880	20,576
e.spire Communications, Inc. $127.50 pay-in-kind	9,540	668
ICG Holdings, Inc. $140.00 pay-in-kind	1	0
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	15,585	13,247
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Telephone Services - continued
XO Communications, Inc.:
$7.00 pay-in-kind	86,857	$ 3,301
Series B, $135.00 pay-in-kind	3,207	2,020
		39,846
TOTAL UTILITIES		102,621
TOTAL NONCONVERTIBLE PREFERRED STOCKS		164,029
TOTAL PREFERRED STOCKS (Cost $268,774)		269,678
Corporate Bonds - 15.4%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Convertible Bonds - 1.0%
DURABLES - 0.1%
Autos, Tires, & Accessories - 0.1%
SPX Corp. liquid yield option notes 0% 2/6/21 (g)	Ba3	$ 24,240	14,038
FINANCE - 0.1%
Credit & Other Finance - 0.0%
JMH Finance Ltd. 4.75% 9/6/07 (g)	-	4,840	5,427
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	A2	6,940	6,272
TOTAL FINANCE			11,699
HEALTH - 0.0%
Medical Facilities Management - 0.0%
Tenet Healthcare Corp. 6% 12/1/05	B1	3,690	3,303
Total Renal Care Holdings 7% 5/15/09	B3	6,300	5,528
			8,831
MEDIA & LEISURE - 0.7%
Broadcasting - 0.4%
Adelphia Communications Corp. 6% 2/15/06	-	11,790	11,937
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Cox Communications, Inc. 0.4259% 4/19/20	Baa3	$ 34,870	$ 14,558
EchoStar Communications Corp.:
4.875% 1/1/07 (g)	Caa2	30,000	27,600
4.875% 1/1/07	Caa2	7,460	6,863
Liberty Media Corp.:
4% 11/15/29 (g)	Baa3	17,982	15,779
3.5% 1/15/31 (g)	Baa3	14,140	14,670
			91,407
Entertainment - 0.1%
Royal Caribbean Cruises Ltd. 0% 2/2/21	Baa3	19,020	7,608
Publishing - 0.2%
News America Holdings, Inc. liquid yield option notes 0% 3/11/13 (Reg.)	Baa3	58,740	46,882
TOTAL MEDIA & LEISURE			145,897
TECHNOLOGY - 0.0%
Electronics - 0.0%
Vitesse Semiconductor Corp. 4% 3/15/05 (g)	B2	8,670	8,063
UTILITIES - 0.1%
Cellular - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10 (g)	B1	19,070	15,971
5.25% 1/15/10	B1	8,730	7,311
			23,282
TOTAL CONVERTIBLE BONDS			211,810
Nonconvertible Bonds - 14.4%
AEROSPACE & DEFENSE - 0.2%
Defense Electronics - 0.2%
Raytheon Co. 7.9% 3/1/03	Baa2	30,270	31,319
Ship Building & Repair - 0.0%
Newport News Shipbuilding, Inc. 9.25% 12/1/06	Ba3	3,680	3,836
TOTAL AEROSPACE & DEFENSE			35,155
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - 0.4%
Chemicals & Plastics - 0.2%
Avecia Group PLC yankee 11% 7/1/09	B2	$ 6,045	$ 6,226
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	4,470	3,889
Huntsman Corp.:
9.5% 7/1/07 (g)	B2	3,490	2,443
9.5% 7/1/07 (g)	B2	23,960	16,772
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	6,550	6,681
9.875% 5/1/07	Ba3	12,830	13,087
Sealed Air Corp. 6.95% 5/15/09 (g)	Baa3	1,840	1,628
Sterling Chemicals, Inc. 12.375% 7/15/06	B3	1,335	1,295
			52,021
Packaging & Containers - 0.2%
Crown Cork & Seal, Inc.:
6.75% 4/15/03	B2	605	502
7.125% 9/1/02	B2	3,835	3,183
7.375% 12/15/26	B2	1,295	803
8% 4/15/23	B2	280	174
8.375% 1/15/05	B2	1,810	1,376
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	13,330	9,198
9.75% 6/15/07	Caa1	4,310	3,103
Owens-Illinois, Inc.:
7.15% 5/15/05	B1	2,145	1,759
7.35% 5/15/08	B1	265	201
7.5% 5/15/10	B1	145	107
7.85% 5/15/04	B1	1,170	997
8.1% 5/15/07	B1	90	73
Packaging Corp. of America 9.625% 4/1/09	B1	10,350	10,893
			32,369
Paper & Forest Products - 0.0%
Fort James Corp. 6.625% 9/15/04	Baa3	3,010	2,927
Stone Container Corp.:
10.75% 10/1/02	B1	5,340	5,407
12.58% 8/1/16 (j)	B2	810	859
			9,193
TOTAL BASIC INDUSTRIES			93,583
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSTRUCTION & REAL ESTATE - 0.6%
Building Materials - 0.0%
American Standard Companies, Inc. 8.25% 6/1/09	Ba2	$ 1,010	$ 1,018
American Standard, Inc. 7.375% 4/15/05	Ba2	6,475	6,410
			7,428
Real Estate - 0.1%
Duke Realty LP 7.3% 6/30/03	Baa1	10,000	10,268
LNR Property Corp. 9.375% 3/15/08	B1	12,705	12,260
			22,528
Real Estate Investment Trusts - 0.5%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	8,720	8,529
EOP Operating LP:
6.625% 2/15/05	Baa1	10,300	10,290
7.25% 2/15/18	Baa1	3,905	3,609
7.75% 11/15/07	Baa1	37,000	38,126
ProLogis Trust:
6.7% 4/15/04	Baa1	4,865	4,855
7.05% 7/15/06	Baa1	10,000	10,099
Spieker Properties LP 6.8% 5/1/04	Baa2	22,460	22,431
			97,939
TOTAL CONSTRUCTION & REAL ESTATE			127,895
DURABLES - 0.0%
Textiles & Apparel - 0.0%
Polymer Group, Inc.:
8.75% 3/1/08	B3	570	416
9% 7/1/07	B3	5,880	4,410
			4,826
ENERGY - 0.4%
Coal - 0.0%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	6,580	6,810
Energy Services - 0.0%
Cliffs Drilling Co.:
10.25% 5/15/03	Ba3	740	766
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Services - continued
Cliffs Drilling Co.: - continued
10.25% 5/15/03	Ba3	$ 2,775	$ 2,872
Ocean Rig Norway AS yankee 10.25% 6/1/08	B3	2,755	2,397
			6,035
Oil & Gas - 0.4%
Anadarko Petroleum Corp. 7.2% 3/15/29	Baa1	23,125	23,527
Apache Corp. 7.7% 3/15/26	A3	4,785	4,898
Apache Finance Property Ltd. yankee 6.5% 12/15/07	A3	5,010	4,995
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B2	1,860	1,874
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	4,340	4,297
8.5% 3/15/12	B2	2,195	2,173
9.125% 4/15/06	B2	977	994
9.625% 5/1/05	B2	10,486	10,853
Cross Timbers Oil Co.:
8.75% 11/1/09	B2	3,155	3,250
9.25% 4/1/07	B2	930	972
Nuevo Energy Co. 9.375% 10/1/10 (g)	B1	1,200	1,194
Plains Resources, Inc.:
10.25% 3/15/06	B2	2,965	2,995
10.25% 3/15/06 (g)	B2	1,770	1,792
10.25% 3/15/06	B2	3,980	4,020
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	12,250	12,673
			80,507
TOTAL ENERGY			93,352
FINANCE - 4.9%
Banks - 1.8%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	28,500	28,753
Bank of America Corp. 7.8% 2/15/10	Aa3	22,300	23,763
Bank One Capital III 8.75% 9/1/30	Aa3	12,500	12,932
Bank One Corp. 7.875% 8/1/10	A1	26,750	28,640
BankAmerica Corp. 5.875% 2/15/09	Aa2	7,500	7,124
BankBoston Corp. 6.625% 2/1/04	A3	9,640	9,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - continued
Banks - continued
BanPonce Financial Corp. 6.75% 8/9/01	A3	$ 18,240	$ 18,336
Barclays Bank PLC:
8.55% 9/29/49 (f)(g)	Aa2	23,395	25,594
yankee 5.95% 7/15/01	A1	35,500	35,597
Capital One Bank 6.375% 2/15/03	Baa2	16,300	16,154
Capital One Financial Corp. 7.125% 8/1/08	Baa3	20,300	19,773
FleetBoston Financial Corp. 7.25% 9/15/05	A2	16,970	17,750
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	3,000	3,081
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	5,285	5,539
Korea Development Bank:
6.625% 11/21/03	Baa2	14,825	14,623
7.125% 4/22/04	Baa2	9,000	9,035
7.375% 9/17/04	Baa2	3,890	3,912
MBNA Corp.:
6.34% 6/2/03	Baa2	6,475	6,389
6.875% 11/15/02	Baa2	29,550	29,876
National Westminster Bank PLC yankee 7.375% 10/1/09	Aa3	9,775	10,278
Providian National Bank:
6.25% 5/7/01	Baa3	20,195	20,182
6.75% 3/15/02	Baa3	7,805	7,772
Royal Bank of Scotland Group PLC 9.118% 3/31/49	A1	10,700	11,898
Summit Bancorp 8.625% 12/10/02	A3	6,750	7,061
Union Planters National Bank 6.81% 8/20/01	A3	13,000	13,054
			386,916
Credit & Other Finance - 2.7%
Abbey National Capital Trust I 8.963% 12/29/49 (f)	Aa3	27,945	30,740
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	6,500	6,230
Associates Corp. of North America:
6% 4/15/03	Aa3	9,550	9,612
6% 7/15/05	Aa3	22,750	22,670
Cellco Finance NV:
15% 8/1/05	B1	1,360	1,346
yankee 12.75% 8/1/05	B1	3,470	3,331
CIT Group, Inc.:
5.5% 2/15/04	A1	4,850	4,724
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
CIT Group, Inc.: - continued
7.375% 3/15/03	A1	$ 4,650	$ 4,777
Citigroup, Inc. 7.25% 10/1/10	Aa3	28,800	30,068
ComEd Financing II 8.5% 1/15/27	Baa3	7,280	7,053
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	B2	1,450	1,175
7% 12/15/06	B2	675	452
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	B2	2,555	1,993
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A2	4,450	4,461
ERP Operating LP:
6.55% 11/15/01	A3	7,000	7,034
7.1% 6/23/04	A3	10,300	10,446
Ford Motor Credit Co.:
6.875% 2/1/06	A2	10,450	10,584
7.375% 2/1/11	A2	5,850	6,035
7.875% 6/15/10	A2	23,310	24,820
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	21,800	21,915
7.5% 7/15/05	A2	10,500	10,891
7.75% 1/19/10	A2	13,400	14,235
GS Escrow Corp.:
7% 8/1/03	Ba1	6,390	6,265
7.125% 8/1/05	Ba1	6,525	6,315
Household Finance Corp. 6.5% 1/24/06	A2	10,750	10,906
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A1	24,600	27,846
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	23,850	25,375
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A1	9,280	9,382
Popular North America, Inc. 7.375% 9/15/01	A3	10,000	10,089
PTC International Finance BV 0% 7/1/07 (e)	B2	1,215	942
PTC International Finance II SA yankee 11.25% 12/1/09	B2	1,105	1,105
Qwest Capital Funding, Inc.:
7.75% 8/15/06 (g)	Baa1	13,000	13,674
7.9% 8/15/10 (g)	Baa1	11,000	11,724
Sears Roebuck Acceptance Corp. 7% 2/1/11	A3	15,450	15,318
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	$ 27,585	$ 26,765
6.875% 11/15/28	Baa1	39,765	34,895
The Money Store, Inc. 7.3% 12/1/02	A2	13,900	14,281
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	8,968	8,968
TXU Eastern Funding yankee:
6.45% 5/15/05	Baa1	11,950	11,696
6.75% 5/15/09	Baa1	15,640	14,647
U.S. West Capital Funding, Inc. 6.5% 11/15/18	Baa1	5,623	5,261
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	15,800	16,944
Unicredito Italiano Capital Trust II 9.2% 10/29/49 (f)(g)	A1	8,850	9,366
Unilever Capital Corp. 6.875% 11/1/05	A1	12,800	13,344
Verizon Global Funding Corp.:
6.75% 12/1/05 (g)	A1	28,850	29,548
7.75% 12/1/30 (g)	A1	11,530	12,438
			571,686
Savings & Loans - 0.2%
Long Island Savings Bank FSB:
6.2% 4/2/01	Baa3	14,750	14,724
7% 6/13/02	Baa3	14,850	14,836
			29,560
Securities Industry - 0.2%
Amvescap PLC yankee 6.375% 5/15/03	A2	13,050	13,042
ECM Corp. LP 14% 6/10/02 (g)	-	36	34
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	21,700	21,884
			34,960
TOTAL FINANCE			1,023,122
HEALTH - 0.1%
Medical Equipment & Supplies - 0.0%
Boston Scientific Corp. 6.625% 3/15/05	Baa3	2,095	1,948
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH - continued
Medical Facilities Management - 0.1%
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	Ba2	$ 1,980	$ 1,945
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (d)	C	9,440	1
Tenet Healthcare Corp.:
8.125% 12/1/08	Ba3	2,840	2,883
8.625% 12/1/03	Ba1	2,230	2,286
9.25% 9/1/10	Ba1	2,005	2,203
Triad Hospitals Holdings, Inc. 11% 5/15/09	B3	2,305	2,455
			11,773
TOTAL HEALTH			13,721
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Industrial Machinery & Equipment - 0.2%
Thermadyne Holdings Corp. 0% 6/1/08 (e)	Caa3	9,305	279
Thermadyne Manufacturing LLC 9.875% 6/1/08	Caa2	7,210	3,245
Tyco International Group SA yankee 6.875% 9/5/02	Baa1	35,000	35,612
			39,136
Pollution Control - 0.0%
Allied Waste North America, Inc. 7.375% 1/1/04	BB-	1,140	1,117
Browning-Ferris Industries, Inc. 9.25% 5/1/21	Ba3	1,350	1,269
WMX Technologies, Inc. 7.7% 10/1/02	Ba1	10,000	10,184
			12,570
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			51,706
MEDIA & LEISURE - 2.3%
Broadcasting - 1.7%
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	21,300	21,405
Callahan Nordrhein Westfalen 14% 7/15/10 (g)	B3	4,210	4,210
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	8,230	7,921
10% 4/1/09	B2	4,470	4,604
10.25% 1/15/10	B2	5,915	6,107
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Citadel Broadcasting Co. 9.25% 11/15/08	B3	$ 1,855	$ 1,920
Continental Cablevision, Inc. 8.3% 5/15/06	A3	8,530	9,009
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B2	8,940	6,504
11.75% 12/15/05	B2	2,630	2,571
Earthwatch, Inc. 0% 7/15/07 (e)	-	11,190	7,833
EchoStar DBS Corp. 9.375% 2/1/09	B1	32,715	33,533
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1	11,550	9,991
Golden Sky DBS, Inc. 0% 3/1/07 (e)	Caa1	2,040	1,306
Golden Sky Systems, Inc. 12.375% 8/1/06	B3	1,405	1,433
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	7,510	6,424
Impsat Fiber Networks, Inc. 13.75% 2/15/05	B3	2,280	1,550
International Cabletel, Inc. 0% 2/1/06 (e)	B2	19,370	18,402
NorthPoint Communication Holdings, Inc. 12.875% 2/15/10	Ca	5,560	806
NTL Communications Corp. 11.5% 10/1/08	B3	8,890	8,534
NTL, Inc. 0% 4/1/08 (e)	B3	6,415	3,977
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	7,135	7,135
Pegasus Communications Corp.:
9.625% 10/15/05	B3	5,830	5,713
9.75% 12/1/06	B3	7,980	7,820
Satelites Mexicanos SA de CV:
10.94% 6/30/04 (g)(j)	B1	7,526	6,773
yankee 10.125% 11/1/04	B3	2,580	1,754
Spanish Broadcasting System, Inc. 9.625% 11/1/09	B3	760	703
Spectrasite Holdings, Inc.:
0% 4/15/09 (e)	B3	3,530	2,233
0% 3/15/10 (e)	B3	9,690	6,008
10.75% 3/15/10	B3	5,310	5,363
12.5% 11/15/10 (g)	B3	8,015	8,606
TCI Communications, Inc.:
8.75% 8/1/15	A3	17,745	20,017
9.8% 2/1/12	A3	20,180	24,027
TCI Communications Financing III 9.65% 3/31/27	A3	13,120	14,828
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Telewest PLC yankee 11% 10/1/07	B1	$ 15,190	$ 14,582
Time Warner, Inc.:
6.85% 1/15/26	Baa1	19,000	19,212
8.18% 8/15/07	Baa1	5,425	5,907
UIH Australia/Pacific, Inc.:
0% 5/15/06 (e)	B2	21,270	13,826
0% 5/15/06 (e)	B2	4,020	2,613
United International Holdings, Inc. 0% 2/15/08 (e)	B3	12,730	6,301
United Pan-Europe Communications NV yankee:
0% 2/1/10 (e)	B2	9,500	3,420
10.875% 11/1/07	B2	890	703
10.875% 8/1/09	B2	6,240	4,742
11.5% 2/1/10	B2	705	550
USA Networks, Inc. 6.75% 11/15/05	Baa3	8,340	8,434
			349,310
Entertainment - 0.3%
Mandalay Resort Group:
9.5% 8/1/08	Ba2	4,460	4,549
10.25% 8/1/07	Ba3	4,440	4,507
MGM Mirage, Inc.:
8.5% 9/15/10	Baa3	1,075	1,102
9.75% 6/1/07	Ba2	3,620	3,828
Paramount Communications, Inc. 7.5% 1/15/02	A3	3,325	3,365
Park Place Entertainment Corp. 8.875% 9/15/08	Ba2	1,000	1,020
Premier Parks, Inc.:
0% 4/1/08 (e)	B3	8,480	6,530
9.25% 4/1/06	B3	8,820	8,820
9.75% 6/15/07	B3	765	777
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	11,800	11,841
Six Flags, Inc. 9.5% 2/1/09 (g)	B3	5,365	5,399
Viacom, Inc. 6.4% 1/30/06 (g)	A3	14,500	14,566
			66,304
Lodging & Gaming - 0.2%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	5,735	5,706
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Lodging & Gaming - continued
HMH Properties, Inc.:
7.875% 8/1/05	Ba2	$ 2,930	$ 2,886
7.875% 8/1/08	Ba2	10,790	10,547
Horseshoe Gaming LLC 8.625% 5/15/09	B2	6,795	6,693
Host Marriott LP 9.25% 10/1/07 (g)	Ba2	2,435	2,526
ITT Corp. 7.375% 11/15/15	Ba1	3,227	2,937
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	6,870	6,733
Station Casinos, Inc.:
8.875% 12/1/08	B1	1,655	1,643
9.875% 7/1/10	B1	3,150	3,276
10.125% 3/15/06	B1	1,900	1,969
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	3,870	4,034
			48,950
Publishing - 0.1%
K-III Communications Corp. 8.5% 2/1/06	Ba3	1,225	1,213
News America Holdings, Inc. 7.375% 10/17/08	Baa3	9,525	9,563
News America, Inc.:
7.125% 4/8/28	Baa3	6,100	5,172
7.28% 6/30/28	Baa3	14,000	12,561
PRIMEDIA, Inc. 7.625% 4/1/08	Ba3	600	566
			29,075
Restaurants - 0.0%
NE Restaurant, Inc. 10.75% 7/15/08	B3	3,585	2,187
TOTAL MEDIA & LEISURE			495,826
NONDURABLES - 0.3%
Foods - 0.1%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	22,725	23,574
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	A2	27,190	27,889
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	16,800	16,657
			44,546
TOTAL NONDURABLES			68,120
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
RETAIL & WHOLESALE - 0.3%
Apparel Stores - 0.0%
Mothers Work, Inc. 12.625% 8/1/05	B3	$ 4,115	$ 3,477
Specialty Retailers, Inc. 8.5% 7/15/05 (d)	Ca	12,790	128
			3,605
General Merchandise Stores - 0.3%
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	11,500	11,597
8.5% 6/15/03	Baa1	34,210	35,810
Kmart Corp. 9.375% 2/1/06	Baa3	11,700	11,759
			59,166
Grocery Stores - 0.0%
Jitney-Jungle Stores of America, Inc. 12% 3/1/06 (d)	-	1,780	13
TOTAL RETAIL & WHOLESALE			62,784
SERVICES - 0.1%
Advertising - 0.0%
Lamar Media Corp. 9.625% 12/1/06	B1	3,980	4,179
Printing - 0.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	10,940	10,502
Services - 0.0%
AP Holdings, Inc. 0% 3/15/08 (e)	Ca	1,380	97
Medpartners, Inc. 7.375% 10/1/06	B2	2,655	2,496
			2,593
TOTAL SERVICES			17,274
TECHNOLOGY - 0.7%
Computer Services & Software - 0.0%
Colo.com 13.875% 3/15/10 unit (g)	-	7,550	3,775
Computers & Office Equipment - 0.4%
Comdisco, Inc.:
5.95% 4/30/02	Baa2	19,000	17,100
6.375% 11/30/01	Baa2	24,500	23,765
7.25% 9/1/02	Baa2	43,630	39,267
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TECHNOLOGY - continued
Computers & Office Equipment - continued
Comdisco, Inc.: - continued
9.5% 1/28/02	Baa2	$ 2,580	$ 2,399
Globix Corp. 12.5% 2/1/10	B-	11,710	5,504
			88,035
Electronic Instruments - 0.1%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	11,860	9,962
Electronics - 0.2%
ChipPAC International Ltd. 12.75% 8/1/09	B3	185	173
Micron Technology, Inc. 6.5% 9/30/05 (k)	B3	9,000	7,695
Motorola, Inc. 6.75% 2/1/06	A1	43,480	43,625
			51,493
TOTAL TECHNOLOGY			153,265
TRANSPORTATION - 0.6%
Air Transportation - 0.2%
Atlas Air, Inc. 8.77% 1/2/11	Ba1	4,132	4,225
Continental Airlines, Inc. pass thru trust certificates Series 1999 2:
Class C1, 7.73% 9/15/12	Baa1	1,937	1,934
Class C2, 7.434% 3/15/06	Baa1	5,265	5,322
Delta Air Lines, Inc.:
Series 2000 1:
Class A2, 7.57% 11/18/10	Aa2	4,595	4,908
Class B, 7.92% 11/18/10	Aa3	4,450	4,749
7.9% 12/15/09	Baa3	10,000	9,633
			30,771
Railroads - 0.4%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	20,000	20,126
CSX Corp. 6.25% 10/15/08	Baa2	20,500	19,905
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	39,550	40,564
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TRANSPORTATION - continued
Railroads - continued
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	$ 4,920	$ 4,010
10.25% 6/15/07	B1	7,215	6,999
			91,604
TOTAL TRANSPORTATION			122,375
UTILITIES - 3.3%
Cellular - 0.9%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1	3,695	2,365
Crown Castle International Corp.:
0% 11/15/07 (e)	B3	12,215	10,230
0% 5/15/11 (e)	B3	2,670	1,896
9% 5/15/11	B3	2,675	2,668
10.75% 8/1/11	B3	6,330	6,757
Dobson Communications Corp. 10.875% 7/1/10	B3	4,615	4,823
Echostar Broadband Corp. 10.375% 10/1/07 (g)	B3	18,570	19,406
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	27,440	18,659
Metrocall, Inc. 10.375% 10/1/07	B3	4,245	1,040
Millicom International Cellular SA yankee 0% 6/1/06 (e)	Caa1	23,800	20,706
Nextel Communications, Inc.:
9.375% 11/15/09	B1	11,050	10,940
12% 11/1/08	B1	1,450	1,541
Nextel International, Inc.:
0% 4/15/08 (e)	Caa1	16,020	9,252
12.75% 8/1/10 (g)	Caa1	10,260	9,029
Orange PLC yankee 9% 6/1/09	A1	9,075	9,393
Orbital Imaging Corp.:
11.625% 3/1/05	CCC	1,260	214
11.625% 3/1/05	CCC	2,570	437
ProNet, Inc. 11.875% 6/15/05	B3	735	184
SBA Communications Corp. 10.25% 2/1/09 (g)	-	4,115	4,136
TeleCorp PCS, Inc. 0% 4/15/09 (e)	B3	6,010	4,342
Telesystem International Wireless, Inc. yankee:
0% 6/30/07 (e)	Caa1	11,050	4,531
0% 11/1/07 (e)	Caa1	9,335	2,894
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Tritel PCS, Inc.:
0% 5/15/09 (e)	B3	$ 21,085	$ 15,076
10.375% 1/15/11 (g)	B3	1,280	1,296
Triton PCS, Inc.:
0% 5/1/08 (e)	B3	6,730	5,401
9.375% 2/1/11 (g)	B3	5,360	5,387
VoiceStream Wireless Corp. 10.375% 11/15/09	B2	6,205	7,074
			179,677
Electric Utility - 1.1%
AES Corp.:
8.5% 11/1/07	Ba3	5,600	5,509
9.375% 9/15/10	Ba1	6,465	6,821
Avon Energy Partners Holdings:
6.46% 3/4/08 (g)	Baa2	25,500	23,843
6.73% 12/11/02 (g)	Baa2	17,000	17,002
7.05% 12/11/07 (g)	Baa2	18,000	17,416
CMS Energy Corp. 9.875% 10/15/07	Ba3	3,125	3,332
Dominion Resources, Inc.:
7.6% 7/15/03	Baa1	11,490	11,899
8.125% 6/15/10	Baa1	4,530	4,962
DR Investments UK PLC yankee 7.1% 5/15/02 (g)	A3	32,000	32,398
Illinois Power Co. 7.5% 6/15/09	Baa1	9,760	10,000
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (g)	A3	42,405	37,774
yankee 7.25% 12/15/06 (g)	A3	9,250	9,260
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	5,060	5,648
Nisource Finance Corp.:
7.625% 11/15/05 (g)	Baa2	18,200	19,163
7.875% 11/15/10 (g)	Baa2	20,865	22,261
Pacific Gas & Electric Co.:
7.05% 3/1/24	B3	800	680
7.875% 3/1/02	B3	1,865	1,716
Texas Utilities Co. 6.375% 1/1/08	Baa3	3,970	3,773
			233,457
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas - 0.3%
KeySpan Corp.:
7.25% 11/15/05	A3	$ 12,120	$ 12,725
7.625% 11/15/10	A3	8,945	9,636
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa1	12,500	13,206
Sempra Energy 7.95% 3/1/10	A2	6,240	6,120
Southwest Gas Corp. 9.75% 6/15/02	Baa2	20,650	21,619
			63,306
Telephone Services - 1.0%
Asia Global Crossing Ltd. 13.375% 10/15/10 (g)	B2	5,020	5,108
AT&T Corp. 6.5% 3/15/29	A2	27,755	24,012
AXXENT, Inc. 15% 12/30/04 (k)	-	11,485	6,891
British Telecommunications PLC 7.625% 12/15/05	A2	23,000	23,704
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (g)	Baa1	9,800	10,701
ICG Holdings, Inc.:
0% 5/1/06 (d)(e)	Ca	4,500	450
13.5% 9/15/05 (d)	Ca	7,425	817
ICG Services, Inc.:
0% 2/15/08 (d)(e)	Ca	6,850	548
0% 5/1/08 (d)(e)	Ca	1,740	139
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	4,250	3,389
8.6% 6/1/08	B2	315	285
8.875% 11/1/07	B2	5,265	4,765
KMC Telecom Holdings, Inc.:
0% 2/15/08 (e)	Caa2	14,960	2,020
13.5% 5/15/09	Caa2	5,185	1,556
Rhythms NetConnections, Inc. 0% 5/15/08 (e)	Caa1	3,430	412
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	16,450	15,831
Telefonica Europe BV 8.25% 9/15/30	A2	5,535	5,984
Telefonos de Mexico SA de CV 8.25% 1/26/06 (g)	Baa3	21,650	21,693
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	30,268	30,205
7.7% 7/20/29	Baa1	19,794	19,649
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Teligent, Inc. 11.5% 12/1/07	Caa1	$ 6,195	$ 805
Time Warner Telecom, Inc. 10.125% 2/1/11 (g)	B2	3,360	3,461
WorldCom, Inc. 8.875% 1/15/06	A3	28,746	29,726
			212,151
TOTAL UTILITIES			688,591
TOTAL NONCONVERTIBLE BONDS			3,051,595
TOTAL CORPORATE BONDS (Cost $3,349,878)			3,263,405
U.S. Government and Government Agency Obligations - 7.3%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
6% 12/15/05	Aaa	19,470	19,795
6.25% 2/1/11	Aa2	18,405	18,859
6.5% 8/15/04	Aaa	40,575	42,147
7% 7/15/05	Aaa	22,370	23,796
7.125% 6/15/10	Aaa	24,130	26,355
7.25% 1/15/10	Aaa	1,340	1,471
7.25% 5/15/30	Aaa	33,420	38,045
Federal Agricultural Mortgage Corp.:
7.01% 8/10/03	Aaa	1,040	1,083
7.01% 8/10/04	Aaa	1,340	1,412
7.04% 8/10/05	Aaa	5,100	5,435
Freddie Mac:
6.75% 3/15/31	Aaa	73,580	78,915
6.875% 1/15/05	Aaa	98,595	104,018
7% 7/15/05	Aaa	13,640	14,510
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	Aaa	7,729	8,343
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	$ 7,050	$ 7,179
Class 2-E, 9.4% 5/15/02	Aaa	1,941	1,981
Class 3-T, 9.625% 5/15/02	Aaa	2,217	2,265
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	1,962	1,986
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10 (callable)	-	26,087	27,529
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	1,642	1,680
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			426,804
U.S. Treasury Obligations - 5.3%
U.S. Treasury Bond stripped principal 0% 11/15/21	Aaa	82,650	24,907
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	80,920	87,153
6.625% 2/15/27	Aaa	28,000	31,767
8% 11/15/21	Aaa	59,630	76,764
8.875% 8/15/17	Aaa	213,765	289,451
9.875% 11/15/15	Aaa	33,360	48,044
10% 5/15/10	Aaa	62,000	73,489
11.25% 2/15/15	Aaa	43,590	68,191
12% 8/15/13	Aaa	33,400	47,251
12.375% 5/15/04	Aaa	15,756	19,289
14% 11/15/11	Aaa	18,400	26,438
U.S. Treasury Notes 6.5% 5/31/02	Aaa	303,750	310,490
U.S. Treasury Notes - Principal Strips 0% 5/15/02	Aaa	25,150	23,696
TOTAL U.S. TREASURY OBLIGATIONS			1,126,930
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,488,345)			1,553,734
U.S. Government Agency - Mortgage Securities - 11.2%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 9.1%
5.5% 10/1/08 to 5/1/14	Aaa	$ 160,190	$ 158,072
6% 10/1/08 to 1/1/29	Aaa	307,538	302,707
6.5% 12/1/06 to 1/1/31	Aaa	888,303	884,890
6.5% 2/1/31 (h)	Aaa	20,410	20,308
7% 5/1/23 to 1/1/31	Aaa	279,172	282,296
7.5% 8/1/07 to 2/1/31 (h)	Aaa	235,809	241,242
8% 8/1/26 to 7/1/30 (h)	Aaa	27,455	28,332
8.5% 1/1/09 to 7/1/21	Aaa	46	48
10% 8/1/17	Aaa	33	36
TOTAL FANNIE MAE			1,917,931
Freddie Mac - 0.0%
8% 10/1/16 to 4/1/20	Aaa	1,594	1,641
Government National Mortgage Association - 2.1%
6% 9/15/08 to 12/15/10	Aaa	16,069	16,211
6.5% 6/15/02 to 1/15/29	Aaa	180,714	180,817
7% 10/15/17 to 12/15/28	Aaa	70,303	71,395
7.5% 8/15/21 to 11/15/28	Aaa	125,961	129,565
8% 6/15/01 to 10/15/25	Aaa	41,858	43,482
8.5% 11/15/05 to 11/15/22	Aaa	2,947	3,111
9% 3/15/10 to 5/15/22	Aaa	550	587
9.5% 3/15/23	Aaa	51	55
11% 7/20/13 to 7/20/20	Aaa	988	1,088
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			446,311
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,321,997)			2,365,883
Asset-Backed Securities - 0.6%

Airplanes pass through trust 10.875% 3/15/19	Ba2	4,904	3,188
American Express Credit Account Master Trust 6.1% 12/15/06	A1	14,200	14,329
Chase Manhattan Grantor Trust 6.76% 9/15/02	A3	353	353
Discover Card Master Trust I 5.85% 11/16/04	A2	12,421	12,508
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Ford Credit Auto Owner Trust:
6.2% 12/15/02	Aa2	$ 14,100	$ 14,193
6.4% 12/15/02	Aa2	8,660	8,757
7.03% 11/15/03	Aaa	4,374	4,457
Key Auto Finance Trust:
6.3% 10/15/03	A2	3,299	3,302
6.65% 10/15/03	Baa3	967	970
Premier Auto Trust 5.59% 2/9/04	Aaa	42,000	42,184
Sears Credit Account Master Trust II 6.75% 9/16/09	Aaa	22,525	23,384
TOTAL ASSET-BACKED SECURITIES (Cost $127,575)			127,625
Commercial Mortgage Securities - 1.4%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (g)(j)	-	6,080	4,298
CBM Funding Corp. Series 1996-1B Class C, 7.86% 2/1/08	BBB	12,500	13,065
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1:
Class D, 7.3213% 1/10/13 (g)(j)	Aa1	20,100	20,098
Class E, 7.6713% 1/10/13 (g)(j)	Baa1	42,880	42,873
Series 1995-WF1 Class A2, 6.648% 12/21/27	AAA	14,693	14,571
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	22,200	22,055
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	10,600	11,337
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (g)	A2	6,000	6,247
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/1/39 (j)	-	2,900	2,288
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc.:
Series 1996-C1 Class F, 7.86% 10/15/28 (g)	Ba1	3,500	3,244
Series 2000-C3 Class A2, 6.957% 12/1/15	Aaa	22,870	23,592
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (g)(j)	Baa3	20,000	19,000
LB Multifamily Mortgage Trust Series 1991-4 Class A1, 8.375% 4/25/21 (j)	Caa1	2,104	1,684
Nomura Asset Securities Corp. weighted average coupon Series 1998-D6 Class A4, 7.5851% 3/17/28 (j)	Baa2	55,000	54,991
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nomura Depositor Trust:
floater Series 1998-ST1A Class B2, 10.1325% 1/15/03 (g)(j)	-	$ 2,200	$ 2,058
Series 1998-ST1A Class B1A, 8.6325% 1/15/03 (g)(j)	-	3,500	3,316
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class K, 7.9% 11/15/26 (g)	-	6,500	4,495
Resolution Trust Corp. Series 1995-C2 Class D, 7% 5/25/27	Baa2	3,344	3,325
Structured Asset Securities Corp.:
Series 1992-M1 Class C, 7.05% 11/25/02	B2	2,200	2,189
Series 1995-C1 Class F, 7.375% 9/25/24 (g)	-	3,000	2,560
Series 1996-CFL:
Class E, 7.75% 2/25/28	AA	11,188	11,380
Class G, 7.75% 2/25/28 (g)	BB	3,500	3,379
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	32,000	32,385
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $299,198)			304,430
Foreign Government and Government Agency Obligations (i) - 0.4%

Manitoba Province yankee 6.75% 3/1/03	Aa3	5,000	5,155
Ontario Province 6% 2/21/06	Aa3	15,600	15,763
Quebec Province yankee:
6.86% 4/15/26 (f)	A2	16,750	18,196
7.125% 2/9/24	A2	2,560	2,672
7.5% 7/15/23	A2	10,060	10,953
United Mexican States:
8.5% 2/1/06	Baa3	13,075	13,402
9.875% 2/1/10	Baa3	15,900	17,212
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $81,157)			83,353
Supranational Obligations - 0.1%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $10,782)	Aaa	10,850	11,178
Purchased Bank Debt - 0.1%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Pollution Control - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 9.365% 7/21/06 (j)	Ba3	$ 4,169	$ 4,107
Tranche C term loan 9.5479% 7/21/07 (j)	Ba3	5,003	4,928
			9,035
TECHNOLOGY - 0.0%
Electronic Instruments - 0.0%
Acterna LLC Tranche B term loan 9.6881% 9/30/07 (j)	-	4,241	4,156
UTILITIES - 0.1%
Cellular - 0.1%
VoiceStream PCS Holding LLC:
Tranche A term loan 8.37% 12/31/06 (j)	B1	10,700	10,593
Tranche B term loan 9.64% 2/25/09 (j)	B+	5,000	4,969
			15,562
TOTAL PURCHASED BANK DEBT (Cost $28,603)			28,753
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.67%, dated 1/31/01 due 2/1/01	$ 21,360	21,357
	Shares
Fidelity Cash Central Fund, 6.14% (c)	47,508,298	47,508
TOTAL CASH EQUIVALENTS (Cost $68,865)		68,865
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $17,496,353)		21,135,350
NET OTHER ASSETS - 0.2%		49,909
NET ASSETS - 100%		$ 21,185,259
Security Type Abbreviations
PIES	-	Premium Income Equity Securities
PIERS	-	Preferred Income Equity Redeemable Stock
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $722,517,000 or 3.4% of net assets.

(h) Security or a portion of the security was purchased on a delayed delivery or when-issued basis.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AXXENT, Inc. 15% 12/30/04	12/31/97 - 12/31/00	$ 10,978
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 6,965
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	24.9%	AAA, AA, A	22.6%
Baa	6.6%	BBB	6.4%
Ba	0.8%	BB	1.3%
B	2.8%	B	2.8%
Caa	0.7%	CCC	0.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.4%. FMR has determined that unrated debt securities that are lower quality account for 0.3% of the total value of investment in securities.
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $17,525,287,000. Net unrealized appreciation aggregated $3,610,063,000, of which $4,206,439,000 related to appreciated investment securities and $596,376,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $21,357) (cost $17,496,353) - See accompanying schedule		$ 21,135,350
Cash		268
Receivable for investments sold		213,556
Receivable for fund shares sold		14,234
Dividends receivable		15,299
Interest receivable		103,191
Other receivables		2,455
Total assets		21,484,353
Liabilities
Payable for investments purchased Regular delivery	$ 238,735
Delayed delivery	21,142
Payable for fund shares redeemed	27,376
Accrued management fee	7,454
Other payables and accrued expenses	4,387
Total liabilities		299,094
Net Assets		$ 21,185,259
Net Assets consist of:
Paid in capital		$ 17,349,693
Undistributed net investment income		96,481
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		100,056
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,639,029
Net Assets, for 1,113,229 shares outstanding		$ 21,185,259
Net Asset Value, offering price and redemption price per share ($21,185,259 ÷ 1,113,229 shares)		$19.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2001
Investment Income Dividends		$ 117,397
Interest		299,824
Security lending		9
Total income		417,230
Expenses
Management fee	$ 44,845
Transfer agent fees	21,916
Accounting and security lending fees	707
Non-interested trustees' compensation	38
Custodian fees and expenses	267
Registration fees	45
Audit	134
Legal	39
Interest	142
Miscellaneous	62
Total expenses before reductions	68,195
Expense reductions	(1,513)	66,682
Net investment income		350,548
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	529,543
Foreign currency transactions	(47)	529,496
Change in net unrealized appreciation (depreciation) on:
Investment securities	732,557
Assets and liabilities in foreign currencies	10
Delayed delivery commitments	(515)	732,052
Net gain (loss)		1,261,548
Net increase (decrease) in net assets resulting from operations		$ 1,612,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2001	Year ended July 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 350,548	$ 749,422
Net realized gain (loss)	529,496	1,002,759
Change in net unrealized appreciation (depreciation)	732,052	(1,529,217)
Net increase (decrease) in net assets resulting from operations	1,612,096	222,964
Distributions to shareholders From net investment income	(362,532)	(704,338)
From net realized gain	(1,106,677)	(1,227,366)
Total distributions	(1,469,209)	(1,931,704)
Share transactions Net proceeds from sales of shares	1,167,547	3,074,425
Reinvestment of distributions	1,398,140	1,840,198
Cost of shares redeemed	(2,489,346)	(7,979,378)
Net increase (decrease) in net assets resulting from share transactions	76,341	(3,064,755)
Total increase (decrease) in net assets	219,228	(4,773,495)
Net Assets
Beginning of period	20,966,031	25,739,526
End of period (including undistributed net investment income of $96,481 and $108,465, respectively)	$ 21,185,259	$ 20,966,031
Other Information Shares
Sold	61,733	163,432
Issued in reinvestment of distributions	74,754	96,294
Redeemed	(131,338)	(424,811)
Net increase (decrease)	5,149	(165,085)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2001	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 18.92	$ 20.22	$ 21.09	$ 20.37	$ 17.34	$ 16.69
Income from Investment Operations
Net investment income	.32 D	.61 D	.64 D	.69 D	.66 D	.64
Net realized and unrealized gain (loss)	1.13	(.36)	.73	1.68	4.57	1.00
Total from investment operations	1.45	.25	1.37	2.37	5.23	1.64
Less Distributions
From net investment income	(.33)	(.58)	(.68)	(.69)	(.66)	(.55)
From net realized gain	(1.01)	(.97)	(1.56)	(.96)	(1.54)	(.44)
Total distributions	(1.34)	(1.55)	(2.24)	(1.65)	(2.20)	(.99)
Net asset value, end of period	$ 19.03	$ 18.92	$ 20.22	$ 21.09	$ 20.37	$ 17.34
Total Return B, C	7.91%	1.34%	8.03%	12.56%	33.63%	10.06%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 21,185	$ 20,966	$ 25,740	$ 24,940	$ 22,327	$ 16,699
Ratio of expenses to average net assets	.64% A	.64%	.64%	.64%	.67%	.74%
Ratio of expenses to average net assets after expense reductions	.63% A, E	.63% E	.63% E	.63% E	.66% E	.72% E
Ratio of net investment income to average net assets	3.30% A	3.24%	3.23%	3.40%	3.69%	3.44%
Portfolio turnover rate	59% A	62%	80%	84%	80%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2001

1. Significant Accounting Policies.

Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, defaulted bonds, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective August 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,586,000 or 0.0% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, the value of these investments amounted to $28,753,000 or 0.1% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,255,650,000 and $7,599,437,000, respectively, of which U.S. government and government agency obligations aggregated $2,836,579,000 and $3,239,787,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .42% of average net assets.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $168,000 for the period.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $30,799,000. The weighted average interest rate was 6.67%. Interest expense includes $137,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities

Semiannual Report

Notes to Financial Statements - continued

6. Security Lending - continued

during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $27,000,000. The weighted average interest rate was 7.06%. Interest expense includes $5,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

8. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $486,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $18,000 and $1,009,000, respectively, under these arrangements.

Semiannual Report

Report of Independent Accountants

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at January 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
March 13, 2001

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Stephen R. Petersen, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Growth and Income Funds

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

PUR-SANN-0301 127988
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